As filed with the Securities and Exchange Commission on April 25, 2008.

Registration Nos. 333-118362 and 811-6459

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 10
☒
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 63
☒

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT A
(Exact Name of Registrant)

MERRILL LYNCH LIFE
INSURANCE COMPANY
(Name of Depositor)

4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:
(800)346-3677

Name and Address of Agent for Service:	Copy to:
Darin D. Smith 4333 Edgewood Road, NE Cedar Rapids, IA 52499-0001	Mary E. Thornton, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

 It is proposed that this filing will become effective (check appropriate space):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☑ on	May 1, 2008 pursuant to paragraph (b) of Rule 485
(date)

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on	pursuant to paragraph (a) (1) of Rule 485
(date)

    If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:
Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity
Separate Account A (the “Separate Account”)
Flexible Premium Individual Deferred
Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company
Home Office:  425 West Capital Avenue,
Suite 1800
Little Rock, Arkansas 72201

Service Center: P.O. Box 44222
Jacksonville, Florida 32231-4222
4802 Deer Lake Drive East
Jacksonville, Florida 32246
Phone: (800) 535-5549

offered through
Transamerica Capital, Inc.
Prospectus May 1, 2008 Merrill Lynch Investor Choice Annuity® (Investor Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Merrill Lynch Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

- B Class	- L Class
- C Class	- XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount’s assets in the following corresponding portfolios (“Funds”):

☐	Transamerica Series Trust
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP

☐	AIM Variable Insurance Funds
AIM V.I. Basic Value Fund
AIM V.I. Mid Cap Core Equity Fund

☐	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS International Value Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

☐	American Funds Insurance Series
Asset Allocation Fund
Bond Fund
Growth Fund
Growth-Income Fund
International Fund

☐	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
BlackRock Total Return V.I. Fund*
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Value Opportunities V.I. Fund

☐	Davis Variable Account Fund, Inc.
Davis Value Portfolio

☐	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Portfolio

☐	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund

☐	Federated Insurance Series
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II

☐	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

☐	Janus Aspen Series
Janus Aspen Forty Portfolio
Janus Aspen Mid Cap Growth Portfolio

☐	MLIG Variable Insurance Trust
Roszel/Allianz CCM Capital Appreciation Portfolio
Roszel/Allianz NFJ Small Cap Value Portfolio
Roszel/Delaware Trend Portfolio
Roszel/JPMorgan Small Cap Growth Portfolio
Roszel/Lord Abbett Affiliated Portfolio
Roszel/Lord Abbett Bond Debenture Portfolio
Roszel/Lord Abbett Mid Cap Value Portfolio
Roszel/Marsico Large Cap Growth Portfolio
Roszel/Seligman Mid Cap Growth Portfolio

☐	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA

☐	PIMCO Variable Insurance Trust
CommodityRealReturn Strategy Portfolio
Low Duration Portfolio
Real Return Portfolio
Total Return Portfolio

☐	Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Pioneer Small Cap Value VCT Portfolio

☐	Premier VIT
NFJ Dividend Value Portfolio

☐	Van Kampen Life Investment Trust
Comstock Portfolio

☐	Wanger Advisors Trust
International Small Cap**
U.S. Smaller Companies**

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

This Contract is not available to be purchased as a qualified contract or through a tax-deferred plan.

*	Formerly, BlackRock Bond V.I. Fund

**	It is expected that on June 1, 2008, Wanger International Small Cap will change its name to Wanger International and Wanger U.S. Smaller Companies will change its name to Wanger USA.

2

Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix I “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2008 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix I, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

3

Table of Contents

DEFINITIONS	1
FEE TABLE	2
Examples	11
CAPSULE SUMMARY OF THE CONTRACT	13
Your Contract in General	13
Tax-Deferred Accumulation	13
Accumulation and Annuity Periods	13
Death Benefit	13
Retirement Savings Vehicle	13
The Separate Account	13
Tax-Deferred Plans	13
State Variations	13
Controlling Documents	14
Other Contracts We Issue	14
The Classes	14
Premiums	14
Premium Flexibility	14
Maximum Premium	14
Right to Refuse Premiums	15
Automatic Investment Feature	15
Premium Allocation	15
Maximum Number of Subaccounts	15
Funds Available for Investment	15
Transfers Among Subaccounts	15
Limitation on Transfers	15
Minimum Amounts	15
Transfer Programs	15
Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender	16
Partial Withdrawals	16
Systematic Withdrawal Program	16
Guaranteed Lifetime Amount	16
Surrender	16
Surrender Charge	16
Tax Consequences	16
Death Benefits	16
Standard Death Benefit	16
GMDB Options	17
Additional Death Benefit	17
Annuity Payments	17
Fees and Charges	17
Asset-Based Insurance Charge	17
Surrender Charge	17
Contract Fee	17
Transfer Fee	18
Rider Charges	18
Premium Taxes	18
Redemption Fee	18
Fund Expenses	18
Current/Maximum Fees and Charges	18
Right to Review (“Free Look”)	18
Replacement of Contracts	18
MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT	19
Merrill Lynch Life Insurance Company	19
The Separate Account	19
Segregation of Separate Account Assets	19
Number of Subaccounts; Subaccount Investments	20

i

INVESTMENTS OF THE SEPARATE ACCOUNT	20
General Information and Investment Risks	20
The Funds	21
Transamerica Series Trust	21
Transamerica Convertible Securities VP	21
Transamerica Equity VP	21
Transamerica Growth Opportunities VP	21
Transamerica Small/Mid Cap Value VP	21
AIM Variable Insurance Funds	22
AIM V.I. Basic Value Fund	22
AIM V.I. Mid Cap Core Equity Fund	22
AllianceBernstein Variable Products Series Fund, Inc.	23
AllianceBernstein VPS International Value Portfolio	23
AllianceBernstein VPS Small/Mid Cap Value Portfolio	23
AllianceBernstein VPS Value Portfolio	23
American Century Variable Portfolios, Inc.	23
VP Ultra® Fund	23
American Funds Insurance Series	23
Asset Allocation Fund	23
Bond Fund	23
Growth Fund	23
Growth-Income Fund	23
International Fund	23
BlackRock Variable Series Funds, Inc.	24
BlackRock Basic Value V.I. Fund	24
BlackRock Total Return V.I. Fund	24
BlackRock Fundamental Growth V.I. Fund	24
BlackRock Global Allocation V.I. Fund	24
BlackRock Global Growth V.I. Fund	24
BlackRock Government Income V.I. Fund	24
BlackRock High Income V.I. Fund	24
BlackRock International Value V.I. Fund	24
BlackRock Large Cap Core V.I. Fund	24
BlackRock Large Cap Growth V.I. Fund	24
BlackRock Large Cap Value V.I. Fund	25
BlackRock Money Market V.I. Fund	25
BlackRock S&P 500 Index V.I. Fund	25
BlackRock Value Opportunities V.I. Fund	25
Davis Variable Account Fund, Inc.	25
Davis Value Portfolio	25
Dreyfus Variable Investment Fund	25
Dreyfus VIF Appreciation Portfolio	25
Eaton Vance Variable Trust	25
Eaton Vance VT Floating-Rate Income Fund	25
Eaton Vance VT Large-Cap Value Fund	25
Federated Insurance Series	25
Federated Capital Appreciation Fund II	25
Federated Kaufmann Fund II	26
Franklin Templeton Variable Insurance Products Trust	26
Templeton Foreign Securities Fund	26
Templeton Growth Securities Fund	26
Janus Aspen Series	26
Janus Aspen Forty Portfolio	26
Janus Aspen Mid Cap Growth Portfolio	26

MLIG Variable Insurance Trust	26
Roszel/Allianz CCM Capital Appreciation Portfolio	26
Roszel/Allianz NFJ Small Cap Value Portfolio	26
Roszel/Delaware Trend Portfolio	26
Roszel/JPMorgan Small Cap Growth Portfolio	26
Roszel/Lord Abbett Affiliated Portfolio	27
Roszel/Lord Abbett Bond Debenture Portfolio	27
Roszel/Mid Cap Value Portfolio	27
Roszel/Marsico Large Cap Growth Portfolio	27
Roszel/Seligman Mid Cap Growth Portfolio	27
Oppenheimer Variable Account Funds	27
Oppenheimer Capital Appreciation Fund/VA	27
Oppenheimer Main Street Fund®/VA	27
Oppenheimer Main Street Small Cap Fund®/VA	27
PIMCO Variable Insurance Trust	27
PIMCO CommodityRealReturn Strategy Portfolio	27
PIMCO Low Duration Portfolio	27
PIMCO Real Return Portfolio	27
PIMCO Total Return Portfolio	28
Pioneer Variable Contracts Trust	28
Pioneer Emerging Markets VCT Portfolio	28
Pioneer Fund VCT Portfolio	28
Pioneer High Yield VCT Portfolio	28
Pioneer Real Estate Shares VCT Portfolio	28
Pioneer Small Cap Value VCT Portfolio	28
Premier VIT	28
NFJ Dividend Value Portfolio	28
Van Kampen Life Investment Trust	28
Comstock Portfolio	28
Wanger Advisors Trust	29
International Small Cap	29
U.S. Smaller Companies	29
Certain Payments We Receive With Regard to the Funds	29
Selection of Underlying Funds	30
Other Share Classes and Portfolios	30
Purchases and Redemptions of Fund Shares; Reinvestment	30
Substitution of Investments	30
FEATURES AND BENEFITS OF THE CONTRACT	31
Ownership of the Contract	31
Issuing the Contract	32
Issue Age	32
Information We Need To Issue The Contract	32
Right to Review (“Free Look”)	32
Classes	33
Bonus Payment and Recapture (For XC Class)	34
Premiums	36
Minimum and Maximum Premiums	36
How to Make Payments	36
Automatic Investment Feature	36
Premium Investments	36
Accumulation Units	37
How Are My Contract Transactions Priced?	37
How Do We Determine The Number of Units?	37
Transfers Among Subaccounts	38
General	38
Disruptive Trading	38

Dollar Cost Averaging Program	40
What Is It?	40
Participating in the DCA Program	40
Minimum Amounts	40
When Do We Make DCA Transfers?	40
Asset Allocation Program	40
General	40
Asset Allocation Models	41
Changes to the Composition of Asset Allocation Models	41
Initial Allocation to the Selected Asset Allocation Model	41
Quarterly Rebalancing	42
Allocation of Future Premiums	42
Other Information	42
Rebalancing Program	42
Partial Withdrawals	43
When and How Partial Withdrawals are Made	43
Minimum Amounts	44
What is the Systematic Withdrawal Program?	44
Participating in the Systematic Withdrawal Program	44
Program Amounts	44
Surrenders	45
Death of Annuitant Prior to Annuity Date	45
Death Benefit	45
Standard Death Benefit	45
GMDB Options	46
GMDB Base – Return of Premium (Standard Version)	47
GMDB Base – Return of Premium (GMIB Version)	47
GMDB Base – Return of Premium (GMWB Version)	47
GMDB Base – Maximum Anniversary Value	48
GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version)	48
GMDB Base – Roll-Up	48
GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version)	50
Optional Reset	51
Systematic Withdrawal Program	51
Change of Owner	52
GMDB Limitation	53
GMDB Charge	53
Additional Death Benefit	53
ADB Limitation	54
Change of Owner	54
ADB Charge	54
Payment of Death Benefit	54
Spousal Beneficiary Continuation Option	55
Payments to Contract Owners	56
Contract Changes	56
Annuity Payments	57
Evidence of Survival	57
Gender-Based Annuity Purchase Rates	57
Misstatement of Age or Sex	57
Annuity Options	58
Death of Owner During the Annuity Period	58
Death of Annuitant During the Annuity Period	58
How We Determine Present Value of Future Guaranteed Annuity Payments	58
Guaranteed Minimum Income Benefit Riders	59
Guaranteed Minimum Income Benefit	59
General	59
Important Information about the GMIB Rider	60
How We Determine the Amount of Your Minimum Guaranteed Income	60
GMIB Base	60
GMIB MAV Base	60

GMIB Roll-Up Base	61
GMIB Limitations	62
Allocation Guidelines and Restrictions	62
Conditions for Electing to Receive Income Payments	63
Available Annuity Options	63
Change of Annuitant	63
GMIB Charge	63
Guaranteed Minimum Income Benefit EXTRA	64
General	64
Important Information About the GMIB EXTRA Rider	65
How We Determine The Amount of Your Minimum Guaranteed Income	65
GMIB EXTRA Base	65
GMIB EXTRA MAV Base	65
GMIB EXTRA Roll-Up Base	66
Allocation Guidelines and Restrictions	66
Rebalancing Program	66
Important Mechanics of the Rebalancing Program	67
Asset Allocation Program	67
Optional Reset	67
Conditions For Electing to Receive Income Payments	67
Available Annuity Options	68
Change of Annuitant	68
Change of Owner/Annuitant	68
Systematic Withdrawal Program	68
No Lapse Guarantee	69
GMIB EXTRA Charge	69
Guaranteed Minimum Withdrawal Benefit	69
General	69
What is the GMWB?	70
Important Information About the GMWB Rider	70
How Do I Elect the GMWB Rider?	71
When May I Take Withdrawals?	71
What is the Guaranteed Lifetime Amount?	72
What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?	73
What if I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?	73
What is the GMWB Base?	74
When and How is the GMWB Base Calculated?	75
Adjusted Excess Withdrawal	77
Automatic Step-Up	78
What is the Income Enhancement Benefit?	78
Are Surrender Charges Applicable to Excess Withdrawals?	79
Is a Minimum Surrender Value Required After a Partial Withdrawal?	80
May I Cancel the GMWB Rider?	80
When Will the GMWB Rider Terminate?	80
What if My Account Value Reaches Zero?	80
How GMWB Settlement Works	81
Allocation Guidelines and Restrictions	81
Rebalancing Program	81
Asset Allocation Program	82
Change of Owner/Annuitant	82
Spousal Continuation	83
In the Event of Divorce	84
Benefit Available on Maturity Date	85
Systematic Withdrawal Program	85
GMWB Charge	85
Inactive Contract	85
CHARGES, DEDUCTIONS, AND CREDITS	86
Asset-Based Insurance Charge	86
Surrender Charge	87
When Imposed	87

v

How The Surrender Charge Works	87
How Deducted	87
Pro Rata Deductions	88
Contract Fee	88
Transfer Fee	88
GMDB Charge	88
ADB Charge	89
GMIB Charge	89
GMWB Charge	90
Other Charges	90
Redemption Fee	90
Tax Charges	90
Fund Expenses	90
Changes in Contract Charges or Fees	90
Premium Taxes	90
Contract Credits	91
FEDERAL TAX MATTERS	91
Tax Status of the Contract	91
Diversification Requirements	91
Owner Control	91
Required Distributions	91
Taxation of Annuities	91
In General	91
Annuity Payments	92
Withdrawals and Surrenders	92
Taxation of Death Benefit Proceeds	92
Penalty Tax on Some Withdrawals	92
Transfers, Assignments, or Exchanges of a Contract	93
Withholding	93
Multiple Contracts	93
Federal Estate Taxes	93
Generation-Skipping Transfer Tax	93
Annuity Purchases by Nonresident Aliens and Foreign Corporations	93
Optional Benefit Riders	93
Possible Changes In Taxation	94
Possible Charge For Our Taxes	94
Foreign Tax Credits	94
PERFORMANCE INFORMATION	94
OTHER INFORMATION	95
Notices and Elections	95
Voting Rights	96
Reports to Contract Owners	96
Material Conflicts	96
Changes to the Separate Account	97
Selling the Contract	97
State Regulation	98
Legal Proceedings	98
Experts	98
Legal Matters	99
Registration Statements	99
ACCUMULATION UNIT VALUES	100

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m.(ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.

•	Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code (“IRC”).

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.

•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums				None

State Premium Taxes				0% - 3.5%

Surrender Charge

Complete Years Elapsed Since Payment of Each Premium	As a % of premium withdrawn

	B Class	L Class	C Class	XC Class

0 years	7.0%	6.0%	2.0%	8.0%

1 year	6.0%	5.0%	0.0%	8.0%

2 years	5.0%	4.0%	0.0%	7.0%

3 years	4.0%	3.0%	0.0%	7.0%

4 years	3.0%	0.0%	0.0%	6.0%

5 years	2.0%	0.0%	0.0%	6.0%

6 years	1.0%	0.0%	0.0%	5.0%

7 years	0.0%	0.0%	0.0%	4.0%

8 years	0.0%	0.0%	0.0%	3.0%

9 years	0.0%	0.0%	0.0%	0.0%

			Maximum
				Current

Transfer Fee[1]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

1  There is no charge for the first 12 transfers in a contract year.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract on or after June 23, 2008)*

Separate Account Annual Expenses (as a
percentage of average daily net assets in the subaccounts)[2]	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.35%	1.55%	1.70%	1.75%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT and Pioneer Small Cap Value VCT Subaccounts	1.30%	1.50%	1.65%	1.70%

Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen Mid Cap Growth, Templeton Foreign Securities, Templeton Growth Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.25%	1.45%	1.60%	1.65%

Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.50%	1.70%	1.85%	1.90%

Periodic Charges Other Than Fund Expenses (if you purchased your Contract prior to June 23, 2008)

Separate Account Annual Expenses (as a
percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%

Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.25%	1.45%	1.60%	1.65%

Current Asset-Based Insurance Charge for the Pioneer High Yield VCT and Pioneer Small Cap Value VCT Subaccounts	1.20%	1.40%	1.55%	1.60%

Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen Mid Cap Growth, Templeton Foreign Securities, Templeton Growth Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.15%	1.35%	1.50%	1.55%

Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.40%	1.60%	1.75%	1.80%

*	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current

Other Charges

Annual Contract Fee[2]	$75	$50

Annual Charge for Optional Riders[3]

Return of Premium GMDB (standard)[4]	0.40%	0.15%

Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%

Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%

Maximum Anniversary Value GMDB[4]	0.65%	0.25%

Roll-Up GMDB[4]	1.00%	0.50%

Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard version)[4]	1.20%	0.55%

Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%

ADB[8]	0.50%	0.25%

GMIB[9]	0.90%	0.50%

GMIB EXTRA

For Contracts purchased on or after June 23, 200810*	1.20%	0.75%

For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%

GMWB Single Life

For Contracts purchased on or after June 23, 200811*	1.25%	0.65%

For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11*	1.55%	0.80%

For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%

GMWB Joint Life

For Contracts purchased on or after June 23, 200811*	1.50%	0.85%

For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11*	2.00%	1.15%

For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%

*	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

[2]	The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

[3]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[5]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]	The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”

[11]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2007, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, shareholder service fees, and other expenses)	0.39%	14.460%

Net Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, shareholder service fees, and other expenses – after any contractual waivers or reimbursements of fees and expenses)[13]	0.39%	2.46%

[12]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

[13]	The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold until at least April 30, 2009. For more information about these arrangements, consult the prospectuses for the Funds.

The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year, as a percentage of each Fund’s average net assets.

	Transamerica Series Trust
	Transamerica		Transamerica	Transamerica	BlackRock Variable Series Funds, Inc.
	Convertible	Transamerica	Growth	Small/Mid			BlackRock	BlackRock	BlackRock
	Securities	Equity	Opportunities	Cap Value	BlackRock	BlackRock	Money	Fundamental	Global
	VP	VP	VP	VP	Basic Value	Total Return	Market	Growth V.I.	Allocation
	(Service	(Service	(Service	(Service	V.I. Fund	V.I. Fund	V.I. Fund	Fund	V.I. Fund
	Class	Class	Class	Class	(Class I	(Class I	(Class I	(Class I	(Class I
Annual Expenses	Shares)[1]	Shares)[2]	Shares)[3]	Shares)[4]	Shares)[6]	Shares)	Shares)	Shares)[6]	Shares)

Investment Advisory Fees	0.74%	0.70%	0.78%	0.80%	0.60%	0.46%	0.50%	0.65%	0.65%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	—	—	—	—	—
Other Expenses	0.05%	0.06%	0.05%	0.05%	0.07%	0.11%	0.08%	0.14%	0.13%

Acquired Fund Fees and Expenses	—	—	—	—	—	—	—	—	0.04%

Total Annual Operating Expenses	1.04%	1.01%	1.08%	1.10%	0.67%[5]	0.57%	0.58%	0.79%[5]	0.82%[5]
Expense Reimbursements	—	—	—	—	—	—	—	—	—

Net Expenses	1.04%	1.01%	1.08%	1.10%	0.67%[5]	0.57%	0.58%	0.79%[5]	0.82%[5]

	BlackRock Variable Series Funds, Inc. (continued)
	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock	BlackRock	BlackRock	BlackRock
	Global	Government	High	S&P 500	BlackRock	Large Cap	Large Cap	Large Cap	Value
	Growth	Income V.I.	Income	Index V.I.	International	Core	Growth	Value	Opportunities
	V.I. Fund	Fund	V.I. Fund	Fund	Value V.I. Fund	V.I. Fund	V.I. Fund	V.I. Fund	V.I. Fund
	(Class III	(Class I	(Class I	(Class I	(Class I	(Class I	(Class I	(Class I	(Class I
Annual Expenses	Shares)[6]	Shares)[6]	Shares)[6]	Shares)[6]	Shares)[6]	Shares)[6]	Shares)[6]	Shares)[6]	Shares)

Investment Advisory Fees	0.75%	0.50%	0.51%	0.30%	0.75%	0.46%	0.65%	0.75%	0.75%
12b-1 Fees	0.25%	—	—	—	—	—	—	—	—
Other Expenses	0.20%[7]	0.13%	0.13%	0.09%	0.12%	0.09%	0.11%	0.11%	0.09%

Acquired Fund Fees and Expenses	—	—	—	—	—	—	—	—	0.01%
Interest Expense	—	0.28%	—	—	—	—	—	—	—

Total Annual Operating Expenses	1.20%[5]	0.91%[5]	0.64%[5]	0.39%[5]	0.87%[5]	0.55%[5]	0.76%[5]	0.86%[5]	0.85%[5]
Expense Reimbursements	—	—	—	—	—	—	—	—	—

Net Expenses	1.20%[5]	0.91%[5]	0.64%[5]	0.39%[5]	0.87%[5]	0.55%[5]	0.76%[5]	0.86%[5]	0.85%[5]

	MLIG Variable Insurance Trust[8]
		Roszel/		Roszel/	Roszel/
		JPMorgan	Roszel/	Lord	Lord
	Roszel/	Small	Lord	Abbett	Abbett
	Delaware	Cap	Abbett	Bond	Mid Cap
	Trend	Growth	Affiliated	Debenture	Value
Annual Expenses	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Advisory Fees	0.85%	0.95%	0.80%	0.80%	0.85%
12b-1 Fees	—	—	—	—	—
Other Expenses	0.44%	0.34%	0.39%	0.91%	0.30%

Acquired Fund Fees and Expenses	—	—	—	—	—
Total Annual Operating Expenses	1.29%	1.29%	1.19%	1.71%	1.15%
Expense Reimbursements	(0.14%)	(0.04%)	(0.09%)	(0.61%)	—

Net Expenses	1.15%	1.25%	1.10%	1.10%	1.15%

	MLIG Variable Insurance Trust[8] (continued)
	Roszel/	Roszel/
	Marsico	Allianz CCM
	Large Cap	Capital	Roszel/Allianz	Roszel/Seligman
	Growth	Appreciation	NFJ Small Cap	Mid Cap Growth
Annual Expenses	Portfolio	Portfolio	Value Portfolio	Portfolio

Investment Advisory Fees	0.80%	0.80%	0.85%	0.85%
12b-1 Fees	—	—	—	—
Other Expenses	0.35%	0.29%	0.31%	0.37%

Acquired Fund Fees and Expenses	—	—	—	—
Total Annual Operating Expenses	1.15%	1.09%	1.16%	1.22%
Expense Reimbursements	(0.05%)	—	(0.01%)	(0.07%)

Net Expenses	1.10%	1.09%	1.15%	1.15%

						American
	AIM Variable					Century Variable
	Insurance Funds		AllianceBernstein Variable Products Series Fund, Inc.			Portfolios, Inc.
		AIM V.I.	AllianceBernstein		AllianceBernstein
		Mid Cap	VPS Small/Mid	AllianceBernstein	VPS
	AIM V.I.	Core	Cap Value	VPS Value	International
	Basic Value	Equity	Portfolio	Portfolio	Value Portfolio
	(Series I	(Series I	(Class A	(Class A	(Class A	VP Ultra Fund
Annual Expenses	Shares)[9]	Shares)[10]	Shares)	Shares)	Shares)	(Class I Shares)

Investment Advisory Fees	0.67%	0.72%	0.75%	0.55%	0.75%	1.00%[11]
12b-1 Fees	—	—	—	—	—	—
Other Expenses	0.29%	0.29%	0.08%	0.10%	0.06%	0.01%
Acquired Fund Fees and Expenses	—	0.03%	—	—	—	—

Total Annual Operating Expenses	0.96%	1.04%	0.83%	0.65%	0.81%	1.01%
Expense Reimbursements	—	(0.02%)	—	—	—	—

Net Expenses	0.96%	1.02%	0.83%	0.65%	0.81%	1.01%

	American Funds Insurance Series[12]
	Asset Allocation			Growth - Income	International
	Fund	Bond Fund	Growth Fund	Fund	Fund
Annual Expenses	(Class 2 Shares)	(Class 2 Shares)	(Class 2 Shares)	(Class 2 Shares)	(Class 2 Shares)
Investment Advisory Fees	0.31%	0.40%	0.32%	0.26%	0.49%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.03%
Acquired Fund Fees and Expenses	—	—	—	—	—

Total Annual Operating Expenses	0.57%	0.66%	0.58%	0.52%	0.77%
Expense Reimbursements	—	—	—	—	—

Net Expenses	0.57%	0.66%	0.58%	0.52%	0.77%

	Davis	Dreyfus
	Variable	Variable
	Account	Investment			Federated Insurance Series
	Fund, Inc.	Fund	Eaton Vance Variable Trust		Federated
		Dreyfus VIF	Eaton		Capital	Federated
		Appreciation	Vance VT	Eaton	Appreciation	Kaufmann
		Portfolio	Floating-	Vance VT	Fund II	Fund II
	Davis	(Service	Rate	Large-Cap	(Primary	(Primary
	Value	Class	Income	Value	Class	Class
Annual Expenses	Portfolio	Shares)	Fund	Fund[13]	Shares)[14]	Shares)[14]
Investment Advisory Fees	0.75%	0.75%	0.575%	0.625%	0.85%	1.43%
12b-1 Fees	—	0.25%	0.250%	0.250%	0.25%	0.25%
Other Expenses	0.06%	0.05%	0.085%	13.335%	1.36%	0.67%
Acquired Fund Fees and Expenses	—	—	—		—	—
Shareholder Servicing Fees	—	—	0.250%	0.250%	—	—

Total Annual Operating Expenses	0.81%	1.05%	1.160%	14.460%	2.46%	2.35%
Expense Reimbursements	—	—	—	(13.160%)	—	—

Net Expenses	0.81%	1.05%	1.160%	1.30%	2.46%	2.35%

	Franklin Templeton
	Variable
	Insurance Products Trust		Janus Aspen Series		Oppenheimer Variable Account Funds
				Janus	Oppenheimer		Oppenheimer
	Templeton	Templeton	Janus	Aspen Mid	Capital	Oppenheimer	Main Street
	Foreign	Growth	Aspen	Cap	Appreciation	Main Street	Small Cap
	Securities	Securities	Forty	Growth	Fund/VA	Fund®/VA	Fund®/VA
	Fund	Fund	Portfolio	Portfolio	(Service	(Service	(Service
	(Class 2	(Class 2	(Service	(Service	Class	Class	Class
Annual Expenses	Shares)[15]	Shares)[16]	Class)[17]	Class)[18]	Shares)[19]	Shares)[19]	Shares)[19]
Investment Advisory Fees	0.63%	0.73%	0.64%	0.64%	0.64%	0.64%	0.70%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.14%	0.03%	0.05%	0.04%	0.02%	0.01%	0.02%
Acquired Fund Fees and Expenses	0.02%	—	0.01%	—	—	—

Total Annual Operating Expenses	1.04%	1.01%	0.95%	0.93%	0.91%	0.90%	0.97%
Expense Reimbursements	(0.02%)	—	—	—	—	—	—

Net Expenses	1.02%	1.01%	0.95%	0.93%	0.91%	0.90%	0.97%

	Pioneer Variable Contracts Trust
			Pioneer		Pioneer
		Pioneer	Real Estate	Pioneer	Emerging
	Pioneer Fund VCT	High Yield VCT	Shares VCT	Small Cap Value VCT	Markets VCT
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Annual Expenses	(Class II Shares)	(Class II Shares)	(Class II Shares)	(Class II Shares)[20]	(Class II Shares)

Investment Advisory Fees	0.65%	0.65%	0.80%	0.75%	1.15%
12b-1 Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.05%	0.10%	0.11%	0.15%	0.24%
Acquired Fund Fees and Expenses	—	—	—	0.05%	—

Total Annual Operating Expenses	0.95%	1.00%	1.16%	1.20%	1.64%
Expense Reimbursements	—	—	—	—	—

Net Expenses	0.95%	1.00%	1.16%	1.20%	1.64%

						Van
						Kampen
						Life
						Investment
	PIMCO Variable Insurance Trust				Premier VIT	Trust
	PIMCO
	Commodity
	Real-	PIMCO	PIMCO	PIMCO
	Return	Low	Real	Total
	Strategy	Duration	Return	Return
	Portfolio	Portfolio	Portfolio	Portfolio
	(Adminis-	(Adminis-	(Adminis-	(Adminis-	NFJ	Comstock
	trative	trative	trative	trative	Dividend	Portfolio
	Class	Class	Class	Class	Value	(Class I
Annual Expenses	Shares)	Shares)	Shares)	Shares)	Portfolio[25]	Shares)

Investment Advisory Fees	0.49%	0.25%	0.25%	0.25%	0.80%	0.56%
Service Fees	0.15%	0.15%	0.15%	0.15%	—	—
12b-1 Fees	—	—	—	—	—	—
Other Expenses	0.31%[21]	0.25%[24]	0.25%[24]	0.43%[21]	2.10%	0.03
Acquired Fund Fees and Expenses	0.05%[22]	—	—	—	—	—

Total Annual Operating Expenses	1.00%	0.65%	0.65%	0.83%	2.90%	0.59%
Expense Reimbursements	(0.05)%[23]	—	—	—	1.86%	—

Net Expenses	0.95%	0.65%	0.65%	0.83%	1.04%	0.59%

	Wanger Advisors Trust
	U.S.
	Smaller	International
Annual Expenses	Companies[26]	Small Cap[26]

Investment Advisory Fees	0.85%	0.82%
12b-1 Fees	—	—
Other Expenses	0.10%	0.16%
Acquired Fund Fees and Expenses	—	—

Total Annual Operating Expenses	0.95%	0.98%
Expense Reimbursements		—

Net Expenses	0.95%	0.98%

1)	The Fund has a contractual arrangement with Transamerica Asset Management, Inc. (“TAM”) through April 30, 2009 to waive fees and/or reimburse expenses to the extent such expenses exceed 1.25%, excluding 12b-1 fees and certain extraordinary expenses. TAM is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 1.25% of average daily net assets, excluding 12b-1 fees and extraordinary expenses.

2)	The Fund has a contractual arrangement with TAM through April 30, 2009 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.85%, excluding 12b-1 fees and certain extraordinary expenses. TAM is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 0.85% of average daily net assets, excluding 12b-1 fees and extraordinary expenses.

3)	The Fund has a contractual arrangement with TAM through April 30, 2009 to waive fees and/or reimburse expenses to the extent such expenses exceed 1.15%, excluding 12b-1 fees and certain extraordinary expenses. TAM is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 1.15% of average daily net assets, excluding 12b-1 fees and extraordinary expenses.

4)	The Fund has a contractual arrangement with TAM through April 30, 2009 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.89%, excluding 12b-1 fees and certain extraordinary expenses. TAM is entitled to reimbursement by the Fund of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 0.89% of average daily net assets, excluding 12b-1 fees and extraordinary expenses.

5)	Where applicable, the Total Annual Operating Expenses of the Fund do not correlate to the ratio of expenses to average net assets shown in the most recent annual report, which does not include Acquired Fund Fees and Expenses.

6)	Other Expenses include Acquired Fund Fees and Expenses, which are less than 0.01%.

7)	Other Expenses have been estimated based on expenses for the current year.

8)	MLIG Variable Insurance Trust has entered into an expense limitation agreement with Roszel Advisors whereby Roszel Advisors agrees to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the MLIG Variable Insurance Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund’s business) exceed certain limits. The expense limitation agreement is effective through April 30, 2009, and is expected to continue from year to year, provided the continuance is approved by the MLIG Variable Insurance Trust’s Board of Trustees. Any reimbursements made by Roszel Advisors to a Fund are subject to repayment by that Fund within the subsequent three years, to the extent that the Fund’s total assets are greater than $50 million and the Fund can make the repayment while remaining within its expense cap.

9)	Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to such date, the Funds’ adviser had contractually agreed to waive Investment Advisory Fees to the same reduced advisory fee schedule. The maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Investment Advisory Fees and fee waivers have been restated to reflect the new fee schedule. The Fund’s adviser has contractually agreed to waive Investment Advisory Fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Operating Expenses of Series I shares to 1.30% of average daily net assets. The following expenses are not taken into account, and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2009.

10)	The Fund’s adviser has contractually agreed to waive Investment Advisory Fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets. The following expenses are not taken into account, and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2009.

11)	The Fund pays the adviser a single, unified management fee for arranging all services necessary for the Fund to operate. Out of that fee, the adviser pays all expenses of managing and operating the Fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the Fund’s management fee may be paid by the Fund’s adviser to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the adviser. The fee shown is based on assets during the Fund’s most recent fiscal year. The Fund has a stepped fee schedule. As a result, the Fund’s unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

12)	The Funds’ investment adviser is voluntarily waiving a portion of the Investment Advisory Fees. Expense ratios shown do not reflect the waiver. After taking into account this waiver, the Net Expenses for the Asset Allocation Fund, Bond Fund, Growth Fund, Growth-Income Fund, and International Fund were 0.54%, 0.62%, 0.55%, 0.50% and 0.72%, respectively. Please see the financial highlights table in the Fund’s prospectus or its annual report for details.

13)	The Fund’s Other Expenses are based on the Fund’s average daily net assets of approximately $711,000 for the period from commencement of operations, March 30, 2007, through December 31, 2007. As of March 31, 2008, the Fund’s total net assets were approximately $22.4 million. The investment adviser has agreed to reimburse the Fund’s Other Expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% annually of average daily net assets. This expense reimbursement may be changed or terminated after April 30, 2009, subject to Trustee approval. The expense reimbursement relates to ordinary expenses only and amounts reimbursed may be subject to recoupment by the investment adviser.

14)	Although not contractually obligated to do so, the Fund’s investment adviser, administrator, distributor and shareholder services provider waived and reimbursed certain amounts not shown in the above table. The Fund’s investment adviser voluntarily waived the Investment Advisory Fee. The Fund’s investment adviser can terminate this voluntary waiver at any time. The Federated Capital Appreciation Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.18% for the fiscal year ended December 31, 2007 and the Federated Kaufmann Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 1.14% for the fiscal year ended December 31, 2007. The Fund’s Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2007. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2008. Shareholder services fees are included in Other Expenses. The Fund’s Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2008. The Fund’s administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The Fund’s administrator and adviser can terminate this voluntary waiver and reimbursement at any time. Other Expenses paid by the Federated Capital Appreciation Fund II (after the voluntary waiver and reimbursement) were 1.00% for the fiscal year ended December 31, 2007 and Other Expenses paid by the Federated Kaufmann Fund II (after the voluntary waiver and reimbursement) were 0.39% for the fiscal year ended December 31, 2007.

15)	The investment adviser has agreed in advance to reduce its fee from assets invested by the Fund in Franklin Templeton money market fund (the acquired fund) to the extent that the Fund’s fees and expenses are due to those of the acquired fund. This reduction is required by the Fund’s board of trustees and an exemptive order of the Securities and Exchange Commission. This arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net Expenses, which would be lower if it were.

16)	The Fund administration fee is paid indirectly through the Investment Advisory Fees.

17)	Dividends or interest on short sales, which are paid to the lender of borrowed securities, are considered Other Expenses. Such expenses will vary depending on whether the securities the Janus Aspen Forty Portfolio sells short pay dividends or interest and the amount of such dividends or interest. Including such short sale dividends of 0.02%, Other Expenses total 0.05%.

18)	Other Expenses include Acquired Fund Fees and Expenses, which are less than 0.01%.

19)	The Other Expenses are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended December 31, 2007, the transfer agent fees did not exceed the expense limitation described above.

The investment adviser will waive fees and/or reimburse Fund expenses in an amount equal to the indirect Investment Advisory Fees incurred through the Fund’s investment in Institutional Money Market Fund. During the year ended December 31, 2007, these amounts were not material. The Fund also receives certain credits from the Fund’s custodian that during the fiscal year reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets. There was no change to Other Expenses and Total Annual Operating Expenses.

20)	Acquired Fund Fees and Expenses include fees and expenses incurred indirectly by the Fund as a result of its investment in other companies. Amounts shown are due mainly to investment in a business development company, a type of investment company.

21)	“Other Expenses” reflect an administrative fee of 0.25% and interest expense.

22)	PIMCO Cayman Commodity Portfolio I LTD. (the subsidiary) has entered into a separate contract with the adviser for the management of the subsidiary’s portfolio pursuant to which the subsidiary pays the adviser at the annual rates of 0.49% for a management fee and 0.20% for an administration fee.

23)	The adviser has contractually agreed to waive the Investment Advisory Fee and the administration fee, respectively, paid to the adviser by the subsidiary. This waiver may not be terminated by the adviser and will remain in effect for as long as the adviser’s contract with the subsidiary is in place.

24)	“Other Expenses” reflect an administrative fee of 0.25%.

25)	OpCap Advisors LLC has contractually agreed to reduce Total Annual Operating Expenses of the Fund to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Fund’s average daily net assets. This reduction of Total Annual Operating Expenses is guaranteed by OpCap Advisors LLC through December 31, 2018. Net Expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

26)	Expenses have been adjusted to reflect current contractual arrangements. In addition to the Investment Advisory Fee, the Fund and other funds of Wanger Advisors Trust pay the investment adviser an administrative fee based on the average daily aggregate net assets of the Wanger Advisors Trust at the annual rate of 0.05% of average daily net assets. The administrative fee is included in Other Expenses.

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit), and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume that the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1.  This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$2,344	$5,040	$7,134	$10,686
(b)	$1,038	$1,702	$2,405	$4,556

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,714	$4,590	$6,864	$10,686
(b)	$401	$1,238	$2,122	$4,556

Example 2.  This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$2,271	$4,987	$6,906	$10,710
(b)	$966	$1,666	$2,219	$4,740

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,731	$4,627	$6,906	$10,710
(b)	$421	$1,297	$2,219	$4,740

Example 3.  This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,924	$4,654	$6,937	$10,727
(b)	$618	$1,341	$2,291	$4,876

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,744	$4,654	$6,937	$10,727
(b)	$436	$1,341	$2,291	$4,876

Example 4.  This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$2,468	$5,293	$7,487	$10,732
(b)	$1,166	$1,997	$2,869	$4,920

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1,748	$4,663	$6,947	$10,732
(b)	$441	$1,356	$2,315	$4,920

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

The Examples reflect the $50 contract fee as 0.05%, based on our current estimates of anticipated Contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

•	Tax-Deferred Accumulation. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your account value that are generally tax-deferred until:

➢	you take money out of the Contract by surrender or partial withdrawal or take withdrawals under the Guaranteed Minimum Withdrawal Benefit (“GMWB”),

➢	we make annuity payments to you,

➢	or we pay the death benefit.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) dies before the annuity date.

•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

•	The Separate Account. You may allocate premium(s) into up to 20 of 63 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	Tax-Deferred Plans. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix I for state variations.

•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

•	The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.25% to 1.50% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.45% to 1.70% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.60% to 1.85% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.65% to 1.90% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums

•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

•	Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us, our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.

•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or older co-owner’s or annuitant’s, if the owner is a non-natural person) 85th birthday.

•	Automatic Investment Feature. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch, Pierce, Fenner & Smith Inc. (“MLPF&S”) brokerage account. For more information, see “Automatic Investment Feature.”

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

➢	You must request at least $100.
➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional GMWB or a Guaranteed Minimum Income Benefit (“GMIB”) rider).

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

•	Guaranteed Lifetime Amount. If the owner (and any co-owner, if applicable) are at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than age 80, a GMWB rider may be elected for an additional charge (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). The GMWB permits you to take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2.

Death Benefits

•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending upon the age of any owner (annuitant, if the owner is a non-natural person) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirements specified for the GMDB option you choose:

➢	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)
➢	Maximum Anniversary Value
➢	Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

•	Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge, if any owner (or the annuitant, if the owner is a non-natural person) is not over the age of 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.

You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Federal Tax Matters”).

Also, any death benefit applicable under a GMDB option and/or the ADB option during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Federal Tax Matters”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Fees and Charges

•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

•	Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

•	Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Right to Review (“Free Look”)

•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends upon your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less bonus amounts as of the date we receive your returned Contract.

Replacement of Contracts

•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract.

•	You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Merrill Lynch Life Insurance Company and the Separate Account

Merrill Lynch Life Insurance Company

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

The Separate Account

The Merrill Lynch Life Variable Annuity Separate Account A (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
	•	We own all of the assets in the Separate Account.
	•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
	•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
	•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
	•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Number of Subaccounts; Subaccount Investments

Subaccounts	•	There are 63 subaccounts currently available through the Separate Account. All subaccounts invest in a corresponding Fund.
	•	Subaccounts may be added or closed in the future.

Performance of Similar Funds	•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
	•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of AEGON USA), and insurance companies affiliated or not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The following tables summarize each Fund’s investment objective(s), investment adviser(s), asset class, and investment style. There is no assurance that any of the Funds will achieve the stated objective(s).

Transamerica		Investment	Asset Class/
Series Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Transamerica Convertible Securities VP (Service Class)	Seeks maximum total return through a combination of current income and capital appreciation.	Transamerica Asset Management Inc. Subadviser: Transamerica Investment Management, LLC	Alternative/ Convertibles

Transamerica Equity VP (Service Class)	Seeks to maximize long-term growth.	Transamerica Asset Management Inc. Subadviser: Transamerica Investment Management, LLC	Domestic Equity/ Large Cap Growth

Transamerica Growth Opportunities VP (Service Class)	Seeks to maximize long-term growth.	Transamerica Asset Management Inc. Subadviser: Transamerica Investment Management, LLC	Domestic Equity/ Mid Cap Growth

Transamerica Small/Mid Cap Value VP (Service Class)	Seeks to maximize total return.	Transamerica Asset Management Inc. Subadviser: Transamerica Investment Management, LLC	Domestic Equity/ Small Cap Blend

AIM Variable		Investment	Asset Class/
Insurance Funds	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
AIM V.I. Basic Value Fund (Series I)	Seeks long-term growth of capital.	Invesco Aim Advisors, Inc.

Subadvisers: AIM Funds
Management Inc.
(anticipates changing its
name to Invesco
Trimark Investment
Management Inc. on or
prior to December 31,
2008); Invesco Global Asset
Management (N.A.), Inc.;
Invesco Institutional
(N.A.), Inc.; Invesco
Senior Secured
Management, Inc.; Invesco
Hong Kong Limited;
Invesco Asset
Management Limited;
Invesco Asset Management
(Japan) Limited;
Invesco Asset Management
Deutschland, GmbH;
and Invesco Australia
		Limited	Domestic Equity/Large Cap Value

AIM V.I. Mid Cap Core Equity Fund (Series I)	Seeks long-term growth of capital.	Invesco Aim Advisors, Inc.

Subadvisers: AIM Funds
Management Inc.
(anticipates changing its
name to Invesco
Trimark Investment
Management Inc. on or
prior to December 31,
2008); Invesco Global Asset
Management (N.A.), Inc.;
Invesco Institutional
(N.A.), Inc.; Invesco
Senior Secured
Management, Inc.; Invesco
Hong Kong Limited;
Invesco Asset
Management Limited;
Invesco Asset Management
(Japan) Limited;
Invesco Asset Management
Deutschland, GmbH;
and Invesco Australia
		Limited	Domestic Equity/ Mid Cap Blend

AllianceBernstein Variable
Products Series		Investment	Asset Class/
Fund, Inc.	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
AllianceBernstein VPS International Value Portfolio (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	International Equity/International

AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	Domestic Equity/Small Cap Value

AllianceBernstein VPS Value Portfolio (Class A)	Seeks long-term growth of capital.	AllianceBernstein L.P.	Domestic Equity/Large Cap Value

American Century
Variable Portfolios,		Investment	Asset Class/
Inc.	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
VP Ultra® Fund (Class I)†	Seeks long-term capital growth.	American Century Investment Management, Inc.	Domestic Equity/Large Cap Growth

American Funds		Investment	Asset Class/
Insurance Series	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Asset Allocation Fund (Class 2)	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.	Capital Research and Management Company	Balanced/US

Bond Fund (Class 2)	Seeks to maximize current income and preserve capital.	Capital Research and Management Company	Fixed Income/ Intermediate Term

Growth Fund (Class 2)	Seeks growth of capital.	Capital Research and Management Company	Domestic Equity/Large Cap Growth

Growth-Income Fund (Class 2)	Seeks capital growth and income over time.	Capital Research and Management Company	Domestic Equity/Large Cap Value

International Fund (Class 2)	Seeks growth of capital over time.	Capital Research and Management Company	International Equity/International

†	Closed to allocations of new premiums and incoming transfers of account value.

BlackRock Variable		Investment	Asset Class/
Series Funds, Inc.	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Basic Value V.I. Fund (Class I)	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC (“BlackRock Advisors”) Subadviser: BlackRock Investment Management, LLC (“BlackRock Investment Management”)	Domestic Equity/Large Cap Value

BlackRock Total Return V.I. Fund (Class I) (formerly, BlackRock Bond V.I Fund)	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors Subadviser: BlackRock Financial Management (“BlackRock Financial Management”)	Fixed Income/ Intermediate Term

BlackRock Fundamental Growth V.I. Fund (Class I)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/Large Cap Growth

BlackRock Global Allocation V.I. Fund (Class I)	Seeks high total investment return.	BlackRock Advisors Subadviser: BlackRock Investment Management and BlackRock Asset Management U.K. Limited	Balanced/Global

BlackRock Global Growth V.I. Fund (Class III)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management	International Equity/ Global

BlackRock Government Income V.I. Fund (Class I)	Seeks the highest possible current income consistent with the protection of capital.	BlackRock Advisors Subadviser: BlackRock Financial Management	Fixed Income/ Intermediate Term

BlackRock High Income V.I. Fund (Class I)	Seeks a high level of current income and, secondarily, capital appreciation when consistent with its primary objective.	BlackRock Advisors Subadviser: BlackRock Financial Management	Fixed Income/ High Yield

BlackRock International Value V.I. Fund (Class I)	Seeks current income and long-term growth of income, accompanied by growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management International Limited	International Equity/International

BlackRock Large Cap Core V.I. Fund (Class I)	Seeks high total investment return.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/Large Cap Blend

BlackRock Large Cap Growth V.I. Fund (Class I)	Seeks long-term capital growth.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/ Large Cap Growth

BlackRock Variable		Investment	Asset Class/
Series Funds, Inc.	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
BlackRock Large Cap Value V.I. Fund (Class I)	Seeks long-term capital growth.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/Large Cap Value

BlackRock Money Market V.I. Fund (Class I)	Seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.	BlackRock Advisors Subadviser: BlackRock Institutional Management Corporation	Fixed Income/Money Market

BlackRock S&P 500 Index V.I. Fund (Class I)	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/Large Cap Blend

BlackRock Value Opportunities V.I. Fund (Class I)	Seeks long-term growth of capital.	BlackRock Advisors Subadviser: BlackRock Investment Management	Domestic Equity/Small Cap Blend

Davis Variable	Investment	Investment	Asset Class/
Account Fund, Inc.	Objective	Adviser(s)/Subadviser(s)	Investment Style
Davis Value Portfolio	Seeks to provide long-term growth of capital.	Davis Selected Advisers, LP Subadviser: Davis Selected Advisers-NY, Inc.	Domestic Equity/Large Cap Value

Dreyfus Variable		Investment	Asset Class/
Investment Fund	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Dreyfus VIF Appreciation Portfolio (Service Class)	Seeks long-term capital growth consistent with the preservation of capital.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.	Domestic Equity/ Large Cap Blend

Eaton Vance		Investment	Asset Class/
Variable Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management	Fixed Income/ Floating Rate

Eaton Vance VT Large-Cap Value Fund	Seeks total return.	Eaton Vance Management	Domestic Equity/ Large Cap Value

Federated Insurance		Investment	Asset Class/
Series	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Federated Capital Appreciation Fund II (Primary Shares)	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania	Domestic Equity/ Large Cap Blend

Federated Insurance		Investment	Asset Class/
Series	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Federated Kaufmann Fund II (Primary Shares)	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	Domestic Equity/ Mid Cap Growth

Franklin Templeton
Variable Insurance		Investment	Asset Class/
Products Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Templeton Foreign Securities Fund (Class 2)	Seeks long-term capital growth.	Templeton Investment Counsel, LLC	International Equity/ International

Templeton Growth Securities Fund (Class 2)	Seeks long-term capital growth.	Templeton Global Advisors Limited	International Equity/ Global

		Investment	Asset Class/
Janus Aspen Series	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Janus Aspen Forty Portfolio (Service Class)	Seeks long-term growth of capital.	Janus Capital Management LLC	Domestic Equity/ Large Cap Growth

Janus Aspen Mid Cap Growth Portfolio (Service Class)	Seeks long-term growth of capital.	Janus Capital Management LLC	Domestic Equity/ Mid Cap Growth

MLIG Variable		Investment	Asset Class/
Insurance Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Roszel/Allianz CCM Capital Appreciation Portfolio	Seeks long-term capital appreciation.	Roszel Advisors, LLC (“Roszel Advisors”) Subadviser: Cadence Capital Management LLC	Domestic Equity/Large Cap Blend

Roszel/Allianz NFJ Small Cap Value Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: NFJ Investment Group L.P.	Domestic Equity/Small Cap Value

Roszel/Delaware Trend Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: Delaware Management Company	Domestic Equity/ Small Cap Growth

Roszel/JPMorgan Small Cap Growth Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: JPMorgan Investment Management Inc.	Domestic Equity/Small Cap Growth

MLIG Variable		Investment	Asset Class/
Insurance Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Roszel/Lord Abbett Affiliated Portfolio	Seeks long-term capital appreciation and income.	Roszel Advisors Subadviser: Lord, Abbett & Co. LLC	Domestic Equity/ Large Cap Value

Roszel/Lord Abbett Bond Debenture Portfolio	Seeks high current income and capital appreciation.	Roszel Advisors Subadviser: Lord, Abbett & Co. LLC	Fixed Income/ High Yield

Roszel/Lord Abbett Mid Cap Value Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: Lord, Abbett & Co. LLC	Domestic Equity/ Mid Cap Value

Roszel/Marsico Large Cap Growth Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: Marsico Capital Management, LLC	Domestic Equity/ Large Cap Growth

Roszel/Seligman Mid Cap Growth Portfolio	Seeks long-term capital appreciation.	Roszel Advisors Subadviser: J. & W. Seligman & Co.	Domestic Equity/Mid Cap Growth

Oppenheimer Variable		Investment	Asset Class/
Account Funds	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Oppenheimer Capital Appreciation Fund/VA (Service Class)	Seeks capital appreciation.	OppenheimerFunds, Inc.	Domestic Equity/ Large Cap Growth

Oppenheimer Main Street Fund®/VA (Service Class)	Seeks high total return.	OppenheimerFunds, Inc.	Domestic Equity/ Large Cap Blend

Oppenheimer Main Street Small Cap Fund®/VA (Service Class)	Seeks capital appreciation.	OppenheimerFunds, Inc.	Domestic Equity/ Small Cap Blend

PIMCO Variable		Investment	Asset Class/
Insurance Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
PIMCO CommodityRealReturn Strategy Portfolio (Administrative Class)	Seeks to maximize real return consistent with prudent investment management.	Pacific Investment Management Company LLC	Alternative/ Commodity

PIMCO Low Duration Portfolio (Administrative Class)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC	Fixed Income/Low Duration

PIMCO Real Return Portfolio (Administrative Class)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC	Fixed Income/Real Return

PIMCO Variable		Investment	Asset Class/
Insurance Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
PIMCO Total Return Portfolio (Administrative Class)	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC	Fixed Income/Intermediate Term

Pioneer Variable		Investment	Asset Class/
Contracts Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Pioneer Emerging Markets VCT Portfolio (Series II)	Seeks long-term capital appreciation.	Pioneer Investment Management, Inc.	International Equity/ Emerging Markets

Pioneer Fund VCT Portfolio (Series II)	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.	Domestic Equity/ Large Cap Blend

Pioneer High Yield VCT Portfolio (Series II)	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.	Fixed Income/ High Yield

Pioneer Real Estate Shares VCT Portfolio (Series II)	Seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc. Subadviser: AEW Management and Advisors, L.P.	Alternative/REIT

Pioneer Small Cap Value VCT Portfolio (Series II)	Seeks capital growth.	Pioneer Investment Management, Inc.	Domestic Equity/ Small Cap Value

		Investment	Asset Class/
Premier VIT	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
NFJ Dividend Value Portfolio	Seeks income and long term growth of capital.	OpCap Advisors LLC Subadviser: NFJ Investment Group L.P.	Domestic Equity/ Large Cap Value

Van Kampen
Life Investment		Investment	Asset Class/
Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
Comstock Portfolio (Class I)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management	Domestic Equity/ Large Cap Value

		Investment	Asset Class/
Wanger Advisors Trust	Investment Objective	Adviser(s)/Subadviser(s)	Investment Style
International Small Cap**	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, L.P.	International Equity/International

U.S. Smaller Companies**	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, L.P.	Domestic Equity/ Small Cap Blend

**	It is expected that on June 1, 2008 Wanger International Small Cap will change its name to Wanger International and Wanger U.S. Smaller Companies will change its name to Wanger USA.

In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) receive the following payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof.

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Payments from the Fund Investment Advisers. We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.35% annually.

The combined percentages we receive with regard to each Fund currently range from 0.25% to 0.55% annually.

Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through MLPF&S. These advisers and subadvisers (or their affiliates) may provide MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with FINRA rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S Financial Advisors, which are also involved in the distribution of the Contracts.

Furthermore, our parent, AEGON USA, receives indirect compensation on assets invested in AEGON USA’s proprietary Funds (the Transamerica Series Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, AEGON USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

In addition, consistent with applicable laws, management and employees of BlackRock, Inc. and Roszel Advisors are provided a broad level of access and exposure to MLPF&S, its Financial Advisors and other personnel, marketing events and materials, and client-related and other information because of their affiliation. Such broad access and exposure is not available to other asset managers and may enhance BlackRock’s and Roszel Advisors’ ability to sell their Funds.

We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of account value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds’ shares in connection with the Contracts.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by “non-natural persons” such as corporations and certain types of “non-grantor” trusts. You should consult your tax advisor if the annuity will be owned by a “non-natural person.” If you are a human being, you are considered a “natural person.” You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an owner dies before the annuity date, the beneficiary will receive a death benefit. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. You may also designate an annuitant. See “Spousal Beneficiary Continuation Option.”

Changing the Annuitant	•	At any time prior to the annuity date, except when an owner is a non-natural person, you may change the annuitant subject to certain requirements and limitations.
	•	If you change the annuitant, the new annuitant must not have been: older than 80 years old on the contract date; older than age 75 on the contract date if you elected GMIB; younger than age 45 or older than age 75 on the contract date if you elected GMIB EXTRA and you purchased your Contract on or after June 23, 2008; and younger than age 45 or older than age 70 on the contract date if you elected GMIB EXTRA and you purchased your Contract prior to June 23, 2008.
	•	A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
	•	If you don’t select an annuitant, you are the annuitant.
	•	If you elected a GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.
	•	If you elected the Single Life GMWB, joint annuitants are not permitted.
	•	If you elected Joint Life GMWB, you and your spouse must be the joint annuitants.
	•	If you elected a GMWB or GMIB, there are certain restrictions on changing the annuitant. See “Guaranteed Minimum Withdrawal Benefit” or “Guaranteed Minimum Income Benefit.”

Changing the Owner	•	Upon written request, you may designate a new owner subject to certain requirements and limitations.
	•	If you change the owner, the new owner must not have been older than 80 years old on the contract date.
	•	A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
	•	If a beneficiary is not named, then the estate becomes the beneficiary.
	•	We are not responsible for the tax consequences of any change in ownership.
	•	If you elected the GMDB, ADB, GMIB, GMIB EXTRA or GMWB riders, a change in owner may cause the GMDB, ADB, GMIB, GMIB EXTRA or GMWB riders to be limited or terminate.

Co-owners of the	•	The Contract may be owned by co-owners, limited to two natural persons.
Contract	•	Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
	•	Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify another person as the primary beneficiary.
	•	Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner’s death. The surviving spouse may later name a new beneficiary, provided the original “contingent beneficiary” designation is not irrevocable.
	•	Co-owner spouses must each be designated as beneficiary for the other.
	•	If you elected the Single Life GMWB, co-owners and joint annuitants are not permitted.
	•	If you elected the Joint Life GMWB or GMIB EXTRA, co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as the sole primary beneficiary to continue the rider upon the death of the first spouse to die.

Continuing the Contract	•	If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract at the death of the owner as the new owner under the spousal beneficiary continuation option.

Assigning the Contract and Payments Under the Contract	•	The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. Please refer to your Contract.
	•	No payment and no amount under this Contract can be taken or assigned in advance of its payment date unless we receive the owner’s written consent.

Issuing the Contract

Issue Age.  You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date.

•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•	If you elect a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elect the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

Information We Need To Issue The Contract.  Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.25% to 1.50% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.45% to 1.70% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.60% to 1.85% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.65% to 1.90% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

		Then Maximum	Then Current	Then Minimum
		Bonus	Bonus	Bonus
Tier	If Cumulative Premium Payments Are:	Percentage Is:	Percentage Is:	Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	5.5%	4.0%
5	Greater than $1,000,000	7.0%	5.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each, a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Bonus Recapture Percentage for
Completed Years Since Receipt	Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or upon the death of the first owner to die, if the Contract has co-owners or the first annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix A.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums.  The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us, or our affiliate, ML Life Insurance Company of New York, or any other life insurance company affiliate, on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premiums will be accepted on or after the owner (or older co-owner or the annuitant or any older joint annuitant, if the owner is a non-natural person) reaches age 85. Restrictions on subsequent premiums also apply if you elect a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus).

The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

How to Make Payments.  You must either pay premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money debited from your MLPF&S brokerage account.

Automatic Investment Feature.  You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days (35 days in California) after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elect the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.

Premium Investments.  As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.

Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Total Return V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Total Return V.I. Subaccount and 66 2/3% to the BlackRock Large Cap Core V.I. Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

•	We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•	Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•	For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount, accumulation units are purchased.

•	For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•	To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•	We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•	Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•	The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•	The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General.  Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Disruptive Trading.  Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.

Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:

•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
•	limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Dollar Cost Averaging Program

What Is It?  The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them in accordance with your allocation instructions to the subaccounts that you select as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program, the Rebalancing Program or if you elect either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program.  You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts.  To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers?  You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center. We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program.

General.  We make available to contract owners an Asset Allocation Program, for which Roszel Advisors, LLC (“Roszel Advisors”) provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we pay Roszel Advisors 0.075% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and IRA Annuity® products’ Asset Allocation Programs. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models.  Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation)
•	Moderately Conservative (formerly, Income)
•	Moderate (formerly, Income & Growth)
•	Moderately Aggressive (formerly, Growth)
•	Aggressive (formerly, Aggressive Growth)
•	All Equity Plus

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or account value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccounts which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

Changes to the Composition of Asset Allocation Models.  On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those Program participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of that calendar quarter.

Initial Allocation to the Selected Asset Allocation Model.  If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount. If your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, we will allocate your account value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the BlackRock Money Market

V.I. Subaccount, if applicable), we will reallocate your account value on the last business day of the calendar quarter in which we receive the information necessary to process the request in accordance with the selected model in effect at that time.

Quarterly Rebalancing.  On the last business day of each calendar quarter, we automatically rebalance the account value to maintain the subaccounts and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:

•	increases and decreases in account value in each subaccount due to subaccount performance,
•	increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
•	any adjustments Roszel Advisors has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, if applicable.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums.  The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly.

Other Information.  At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.

Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor’s role as investment adviser for Program participants, please see Roszel Advisor’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made.  Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and
(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See “Federal Tax Matters.”)

Example.  Assume that you pay an initial premium of $100,000 and a Class B Contract is issued on June 1, 2008. Assume that your account value equals $105,000 on November 1, 2008 due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 – $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received proper telephone authorization, by telephone, but only if the amount withdrawn is to be paid into an MLPF&S brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts.  The minimum amount that may be withdrawn is $100. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program?  The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program.  You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. The payment destination for all the Systematic Withdrawal Program payments elected by telephone must be either your address of record or your MLPF&S brokerage account. You may also elect in writing to have the Systematic Withdrawal Program payments sent to your bank or other financial institution. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts.  Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.

Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount or a percentage of the GMIB EXTRA Roll-Up Base). Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the Contract must be in writing.
	•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender, which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge or minus any uncollected GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)
	•	Surrenders are subject to tax and, if made prior to age 59 1/2, may also be subject to a 10% federal penalty tax.

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Death of Annuitant Prior to Annuity Date

If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If the sole primary beneficiary is the deceased annuitant’s surviving spouse, he or she may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit.  The Contract provides a death benefit to the beneficiary if you die (or upon the death of the first owner to die, if there are co-owners, or the annuitant (or the first annuitant to die if there are joint annuitants), if the owner is a non-natural person) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amounts subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options.  For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the Older Owner,
if the Contract has Co-Owners, or the Annuitant,
if the Owner is a Non-Natural Person)
on the Contract Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	• Return of Premium GMDB (standard) • Return of Premium GMDB (GMWB version);
Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB, under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recaptures.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.

The GMDB options are:

•	Return of Premium GMDB (standard)
•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*
•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*

•	Maximum Anniversary Value GMDB

•	Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).

*   Only available to contract owners who purchased the Contract on or after January 12, 2007.
**  Only available to contract owners who purchased the Contract on or after June 23, 2008.

GMDB Base – Return of Premium (Standard Version).  If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.
For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

  (a) = GMDB Base and

  (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base — Return of Premium (GMIB Version).  If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

     •  the premiums paid into the Contract less
     •  “adjusted” withdrawals from the Contract.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

     •  The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit will the GMDB Base then equal the current GMDB Base reduced by the adjusted withdrawal amount.

     •  If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a contract year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

            (a) = GMDB Base

            (b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

•  The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB Version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

• The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA. (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

GMDB Base — Return of Premium (GMWB Version).  If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).

If a permissible owner/annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.

Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:

•	The Return of Premium GMDB (GMWB version) is only available if you purchased your Contract on or after January 12, 2007.

•	The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•	If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

GMDB Base – Maximum Anniversary Value.  If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value, on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 80th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 80th birthday or the anniversary value on or prior to any annuitant’s date of death.

If there is a change of owner and the GMDB continues, subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version).  If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.

GMDB Base – Roll-Up.  The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.

GMDB Roll-Up Base A:  GMDB Roll-Up Base A is equal to:

•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals:  If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Roll-Up Base B:  GMDB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals:  If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base A or the GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the oldest owner’s (or the annuitant’s, if the owner is a non-natural person) 80th birthday;

3.	The date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).

If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard), see Appendix C.

GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, owner(s) must be annuitant(s), only spouses may be co-owners, and if there are co-owners, they also must be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:

•	The GMDB Maximum Anniversary Value Base; or

•	The GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:

•	We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 85th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 85th birthday or the anniversary value on or prior to any annuitant’s date of death.

**  Only available to contract owners who purchased the Contract on or after June 23, 2008.

The GMDB Roll-Up Base is equal to:

•	the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

“Adjusted” withdrawals:  If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals including the requested withdrawal, is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base and

(b) = the account value in all subaccounts

Both (a) and (b) are calculated immediately prior to the withdrawal.

•	The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the oldest owner’s (or the annuitant’s, if the owner is a non-natural person) 85th birthday; and (2) the date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).

•	If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

Optional Reset:  Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA.”

Systematic Withdrawal Program:  Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

Change of Owner.  For Contracts with the Maximum Anniversary Value GMDB, the Greater of Maximum Anniversary Value and Roll-Up GMDB (standard), or the Return of Premium GMDB (standard), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the contract date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

For Contracts with the Return of Premium GMDB (GMWB version), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse of the owner being changed and was age 80 or under on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 80.

For Contracts with the Return of Premium GMDB (GMIB version), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse of the owner being changed and was not younger than age 45 and not older than age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not younger than age 45 and not older than age 75 (age 70 if you purchased your Contract prior to June 23, 2008).

For Contracts with the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse of the owner being changed and was not younger than age 45 and not older than age 75 on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not younger than age 45 and not older than age 75.

GMDB Limitation.  If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.

GMDB Charge.  We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Additional Death Benefit

You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (the first owner to die if the Contract has co-owners or the annuitant if the owner is a non-natural person) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain:  Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor:  If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If oldest owner (or annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the Contract;

(b) = prior withdrawals in excess of the ADB Gain after the contract date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap:  ADB premiums less any premiums paid within six months prior to an owner’s (or the annuitant’s, if the owner is a non-natural person) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor:  If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the oldest owner (or the annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB Limitation.  If an owner (or the annuitant, if the owner is a non-natural person) dies within 90 days of the ADB effective date, or within six months of the date of a change of owner where the life upon which payment of the ADB is based has changed (unless under the spousal beneficiary continuation option), we will not pay the ADB.

Change of Owner.  If there is change of owner, the ADB will terminate unless:

•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the ADB effective date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the ADB is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

If there is a new owner (other than an eligible spousal beneficiary who continues the Contract) and the ADB rider remains in effect, the ADB Gain Factor and the ADB Cap Factor will be determined using the new owner’s age if as of the ADB effective date the new owner was older than the owner whose age was being used to determine these factors immediately prior to the change of owner. See “Spousal Beneficiary Continuation Option” for a description of the changes in the ADB if an eligible spousal beneficiary continues the Contract.

ADB Charge.  We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix D.

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options, unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option.”

Death Benefit Payment Options	•	Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
	•	Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or
	•	Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. If we haven’t received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received, provided our records reflect the name, current address, and social security or tax identification number of the beneficiary. We will then pay the death benefit in a lump sum, unless there is a spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation plan.

In addition, for multiple beneficiaries, generally we will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death. However, if we have on file the name, current address, and social security or tax identification number of a beneficiary who has not provided due proof of death, we will pay that beneficiary his or her share of the death benefit in a lump sum within 60 days following our receipt of a certified death certificate from any source (or until such time as the beneficiary submits due proof of death, if sooner).

If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds are taxable to the extent of gain. (See “Federal Tax Matters – Taxation of Death Benefit Proceeds.”)

The payment of the death benefit is subject to our financial strength and claims paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of the certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase.

The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	• Maximum Anniversary Value GMDB

• Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)

• ADB

Over age 80	• Return of Premium GMDB (standard)

• Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)

Under age 45 or over age 75	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)

• Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If the ADB continues, we will make the following adjustments to the ADB:

•	The ADB effective date will be reset to spousal continuation date.
•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)

•	The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit – Spousal Continuation,” later in this Prospectus.)

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Changes to the Contract	•	Requests to change an owner, beneficiary, annuitant, or the annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.
	•	We are not responsible for the validity of such a request.
	•	Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
	•	Any change must be in writing, signed, and received at our Service Center.
	•	At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
	•	We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we’ll make annuity payments directly to your MLPF&S brokerage account.

Evidence of Survival.  We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates.  Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Misstatement of Age or Sex.  We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

Death of Owner During the Annuity Period.  If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.

Death of Annuitant During the Annuity Period.  If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future
Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

*  These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if there is no surviving owner) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Guaranteed Minimum Income Benefit Riders

The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA** are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix J. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

Guaranteed Minimum Income Benefit

General.  If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. The fees collected for this benefit will not be refunded even if you do not annuitize under the GMIB rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect the GMIB, you cannot elect any GMWB or GMIB EXTRA.

For an example of the GMIB, please see Appendix E.

*  These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.
**  If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix I.

Important Information About the GMIB Rider:

•	We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•	There is a 10-year waiting period before you can annuitize under the GMIB rider.

•	You must elect the GMIB rider at issue.

•	Once you elect the GMIB rider, you cannot cancel it.

•	You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•	If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income.  If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB Base.  The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base.  The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

  (a) = GMIB MAV Base and

  (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant’s 80th birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base.  The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”) The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base A:  GMIB Roll-Up Base A is equal to:

•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals:  If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

  (a) = GMIB Roll-Up Base A and

  (b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base B:  GMIB Roll-Up Base B is equal to:

•	The initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals:  If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

  (a) = GMIB Roll-Up Base B and

  (b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations.  The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.  The 20th contract anniversary;

2.  The contract anniversary on or following the oldest annuitant’s 80th birthday; or

3.  The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Allocation Guidelines and Restrictions.  We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments.  You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options.  The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant.  If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB Charge.  We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength
and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix E.

Guaranteed Minimum Income Benefit EXTRA*

General.  In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”

You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Please note that while the GMIB and the GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be co-owners, and co-owners must be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable — that is, you may not cancel the GMIB EXTRA rider once you elect it. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a co-owner/joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix I. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

*  If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Important information about the GMIB EXTRA rider:

•	We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•	There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•	You must elect the GMIB EXTRA rider at contract issue.

•	Once you elect the GMIB EXTRA rider, you cannot cancel it.

•	You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•	If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

How We Determine the Amount of Your Minimum Guaranteed Income.  If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB EXTRA Base.  The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.

GMIB EXTRA MAV Base.  The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) / (b) where:

(a) = GMIB EXTRA MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise your GMIB EXTRA.

Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:

•	the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus
•	all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less
•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).

The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals:  If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.
If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:
(a) = GMIB EXTRA Roll-Up Base and

(b) = the account value.
Both (a) and (b) are calculated immediately prior to such withdrawal.

Interest accrues until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or
•	the date you exercise the GMIB EXTRA rider.

If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Allocation Guidelines and Restrictions.  If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.

Rebalancing Program.  If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Important Mechanics of the Rebalancing Program.

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the contract date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Asset Allocation Program.  If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•  Moderately Conservative;
•  Moderate; or
•  Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Optional Reset.  On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Conditions For Electing to Receive Income Payments.  You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your Contract 12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:

•	You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.

Available Annuity Options.  The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.

Change of Annuitant.  In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate.

Change of Owner/Annuitant.  If there is a change of owner/annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the owner/annuitant is changed under any of the circumstances described below:

1)	a spouse of the current owner/annuitant is added as co-owner/joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current owner/annuitant is removed as a co-owner/joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.

Systematic Withdrawal Program.  Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal

Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

No Lapse Guarantee.  If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of any contract year, then the following will occur:

1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.

Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:

•	The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.

•	The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge.  We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.

For an example of the GMIB EXTRA, please see Appendix E.

Guaranteed Minimum Withdrawal Benefit

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, and/or that you may live substantially longer than expected and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at Contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elect the GMWB during your lifetime, you can take minimum annual withdrawals regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.

*  If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

You should not elect a GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.

The GMWB rider may not be available in every state; please see Appendix I. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix L.

Under the Joint Life rider, lifetime withdrawals are guaranteed for the lives of the owner and co-owner, who must be spouses. (If the owner is non-natural, lifetime withdrawals are guaranteed for the lives of the annuitant and joint annuitant spouse). Under the Single Life rider, lifetime withdrawals are guaranteed for the life of the owner (or the life of the annuitant if the owner is non-natural). Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new co-owner/joint annuitant under the Joint Life rider or changing the owner/annuitant under the Single Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals may be provided over one or two lives, is that under the Single Life rider, co-owners and joint annuitants are not permitted; whereas under the Joint Life rider, co-owners and joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix K.

What is the GMWB?

The GMWBs are optional riders that permit you to receive annual minimum withdrawals regardless of your account value during your lifetime (or until the second owner’s death if there are co-owners). There is an additional charge for this rider.

Important Information About the GMWB Rider:

•	If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•	If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•	We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•	We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•	You and your co-owner (if applicable) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elect the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•	If you elect either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•	For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

•	Please note that all withdrawals — even withdrawals made while the GMWB is in effect — reduce your account value and death benefit.

•	We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

How Do I Elect the GMWB Rider?

For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, if you previously cancelled your GMWB you may re-elect the GMWB rider on each fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007), provided you did not already elect GMIB or GMIB EXTRA and provided the feature is still available. If you wish to re-elect the GMWB rider to your Contract, and the GMWB is still available for sale, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007). Please note that if you re-elect the GMWB rider, the terms and conditions of the rider that are in effect when you re-elect the rider will apply.

Important Term:  The GMWB Effective Date is the date the GMWB rider becomes effective.

You may elect the GMWB rider only if you (and your co-owner, if any) are at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old on the GMWB Effective Date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants may only be spouses when the GMWB rider is in force. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.

If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.

When May I Take Withdrawals?

Once you elect the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any Roll-Ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger owner if there are co-owners) on any contract anniversary (on any third contract anniversary, if you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your Contract prior to January 11, 2008, the following table applies:

Age Band of (Younger) Owner at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Owner at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your Contract on or after June 23, 2008, the following table applies:

Age Band of (Younger) Owner at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.

If you elected the Single Life rider and the contract owner/annuitant is changed, the GMWB Base is reset to the current account value, if lower. If withdrawals were taken, the Lifetime Income Percentage may also change because it is based on the new owner’s age band on the date of the change.

If you elected the Joint Life rider and later added your spouse as a co-owner/joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (see “Spousal Continuation,”

below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a co-owner/joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining owner’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example:  To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $8,400 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).

Important Note:  If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the younger owner reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the younger owner’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example:  If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important:  Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.

If you purchased your Contract prior to September 1, 2006:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after September 1, 2006 but prior to January 12, 2007:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

If you purchased your Contract on or after June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an owner during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an owner during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important:  You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

Important:  The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For contract owners who purchased the Contract before January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal
For contract owners who purchased the Contract on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and
(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

Please note that in any contract year in which there is a change of owner (other than as the result of exercise of the Spousal Beneficiary Continuation Option) or an Excess Withdrawal, we will only use the contract value on the contract anniversary and not on the preceding monthaversaries to calculate the anniversary value.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.
No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.
GMWB Roll-Up Base: The GMWB Roll-Up Base equals:

• the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

• all additional premiums (other than additional premiums paid prior to the first quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

• the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset.  If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.
(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/account value, where both the GMWB Base and the account value are determined immediately prior to such Excess Withdrawal.
(b) the account value after the excess withdrawal.
Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up
• If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

• If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

• If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an owner during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

• If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an owner during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?

If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your co-owner (if applicable) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:

•	The Income Enhancement Benefit may only be elected with the GMWB.

•	There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•	There is a one-year waiting period from the GMWB Effective Date.

•	You or your co-owner (if applicable) must be confined at least 180 of the last 365 days.

•	Pre-existing conditions are excluded.

•	If you or your co-owner (if applicable) leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•	You must submit appropriate paperwork and provide proof of confinement each contract year.

If you or your co-owner is confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your co-owner (if applicable) is no longer confined.

Example:  To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.

Please note that any withdrawals you take before age 59 1/2 may also be subject to a 10% federal penalty tax.

The key terms under the Income Enhancement Benefit are defined as follows:

•	Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•	Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•	Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.

Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may be able to re-elect the GMWB rider after cancellation as described in “How Do I Elect the GMWB Rider?” above.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of second owner if there were co-owners and the Contract was continued by the surviving spouse under the Spousal Beneficiary Continuation Option;

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	change of owner resulting in termination of the rider, as discussed in “Change of Owner/Annuitant” below;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the first co-owner (or joint annuitant) if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract – Inactive Contracts” later in this Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•	We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•	We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•	We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix G.

Allocation Guidelines and Restrictions

If you elect the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

Rebalancing Program.  If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program.  If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;

•	Moderate; or

•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Owner/Annuitant

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:

(1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the date of the change (if you purchased your Contract prior to January 11, 2008); or

(2) a spouse of a current owner is added as co-owner and is at least 55 years old and not older than 80 years old on the date of the change (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008); or

(3) a spouse of a current owner is added as co-owner and is not older than 80 years old on the date of the change (if you purchased your Contract on or after June 23, 2008); or

(4) a spouse of a current owner is removed as an owner; or

(5) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or

(6) an eligible spousal beneficiary who was at least age 60 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract prior to January 11, 2008);

(7) an eligible spousal beneficiary who was at least age 55 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008); or

(8) an eligible spousal beneficiary of any age becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract on or after June 23, 2008).

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, changing the owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation before the first withdrawal. If you purchased your Contract prior to January 11, 2008 the new owner/annuitant must be at least 60 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the new owner/annuitant must be at least 55 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new owner/annuitant.

If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. If you purchased your Contract prior to January 11, 2008 the new co-owner/joint annuitant must be at least 60 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the new co-owner/joint annuitant must be at least 55 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new co-owner/joint annuitant. Removing a co-owner/joint annuitant does not affect the GMWB Base.

Spousal Continuation

Single Life

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:

•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

  Both Spouses “Covered”

(i) If both spouses are co-owners (joint annuitants if owner is non-natural) under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

  One Spouse “Covered”

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.

For contract owners who purchased the Contract prior to January 12, 2007:

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

For all Contracts, regardless of when purchased, you must designate your “surviving spouse” as the primary beneficiary in order for the surviving spouse to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the co-owners (or joint annuitants, if the Contract was owned by a non-natural person) under a Joint Life rider if such co-owners (or joint annuitants) divorce before your account value reaches zero.

For this reason, we generally do not permit former spouses to continue as co-owners (or joint annuitants) of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former spouse co-owners (or joint annuitants), any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider.  We do permit either one of the former spousal co-owners (or joint annuitants) to continue the rider and the Contract by becoming the sole owner (or sole annuitant). Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole owner (or sole annuitant), the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole owner (or sole annuitant) of the Contract, we will continue to treat both former spouses who were co-owners or joint annuitants as the owners of (or annuitants under) a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first co-owner (or joint annuitant) to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero.  If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the owner(s)/annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or any joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at three days but no earlier than 90 days prior to the maturity date.

Systematic Withdrawal Program.  Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $100, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

GMWB Charge.  We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength
and claims-paying ability.

Inactive Contract

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the “Fee Table.”)

If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the B Class is generally 1.35%, however, it may be 1.25%, 1.30%, or 1.50% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the L Class is generally 1.55%, however, it may be 1.45%, 1.50%, or 1.70% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the C Class is generally 1.70%, however, it may be 1.60%, 1.65%, or 1.85% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the XC Class is generally 1.75%, however, it may be 1.65%, 1.70, or 1.90% depending on the subaccount. (See the “Fee Table.”) Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.

Surrender Charge

When Imposed.  We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since
Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted.  For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Total Return V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the BlackRock Total Return V.I. Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:
• We deduct this fee from your account value on each Contract anniversary before the annuity date.
• We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.
• We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in the contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit –

Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary Value and Roll-up GMDB (GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

ADB Charge

If you elect the ADB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum ADB charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the ADB charge regardless of whether the ADB has any value.

GMIB Charge

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elect a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is deducted. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee.  We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges.  We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses.  In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

Changes in Contract Charges or Fees.  If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. Charges after any change will not exceed the maximum charges.

Premium Taxes.  Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5%. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Federal Tax Matters

The following summary discussion is based on our understanding of current tax law as the Internal Revenue Service (IRS) now interprets it. We can’t guarantee that the law or the IRS’s interpretation won’t change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven’t considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. Your annuity must be independent of any tax-qualified retirement or pension plan and is termed a nonqualified contract. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

Tax Status of the Contract

Diversification Requirements.  Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be “adequately diversified” for it to qualify as an annuity contract under IRC section 72. The Separate Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

Owner Control.  In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

Required Distributions.  To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner’s death, the IRS will consider these requirements satisfied for any part of the owner’s interest payable to or for the benefit of a “designated beneficiary” and distributed over the beneficiary’s life or over a period that cannot exceed the beneficiary’s life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner’s spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

Nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section’s requirements when such requirements are clarified by regulation or otherwise.

Taxation of Annuities

In General.  IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won’t be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the account value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the account value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

An owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the account value over the “investment in the contract” during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor. Bonus amounts are not treated as an “investment in the contract.”

Annuity Payments.  Although tax consequences may vary depending on the annuity option selected under an annuity contract, generally, if the owner of the Contract is a natural person or a non-natural person (including a trust) holding as agent for a natural person, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Withdrawals and Surrenders.  The following discussion applies generally to Contracts owned by a natural person: When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Although the tax treatment is not clear, if you purchase a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the amount of the withdrawal up to the difference between the greater of:

(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution and your investment in the Contract as a taxable distribution. In certain circumstances, this treatment with respect to a GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your Contract under such circumstances, you would have a loss which may be deductible. Please consult your tax advisor.

See Appendix H for GMWB tax examples.

Taxation of Death Benefit Proceeds.  Amounts, including any ADB, may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they’re taxed the same way a surrender from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments.

Penalty Tax on Some Withdrawals

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1)	on or after you reach age 59 1/2;

(2)	after you die (or after the annuitant dies, if an owner isn’t an individual);

(3)	after you become disabled; or

(4)	that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary. If the amount received under the series of substantially equal periodic payments is modified within the first five years, or before age 59 1/2, this exception will no longer apply and the penalty tax will be applied to all amounts previously distributed. Such modification could occur, for example, if you begin taking annual withdrawals under the GMWB before age 59 1/2 and the amount of your annual withdrawal increases due to the Income Enhancement Benefit or other factors.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Transfers, Assignments, or Exchanges of a Contract

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax advisor.

Withholding

Annuity distributions usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can choose not to have tax withheld from distributions.

Multiple Contracts

All nonqualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Optional Benefit Riders

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMDB, ADB, GMIB, and GMWB riders are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Possible Changes In Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the BlackRock Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Notices and Elections

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers;

(2)	premium allocation instructions;

(3)	withdrawals, other than full surrenders; and

(4)	requests to change the annuity date.

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Material Conflicts

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to “fund of funds” (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (‘‘Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.53% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We, like other life insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of Transamerica Capital, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2007 have been audited by Ernst & Young, LLP, an independent registered public accounting firm, as stated in their report dated March 14, 2008 and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2007, have been audited by Ernst & Young, LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2008, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young, LLP is 5 Times Square, New York, NY 10036.

The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007, and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account A for the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES1

(Condensed Financial Information)

Class B

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

AIM V.I. Basic Value 3/4/2005 to 12/31/2005	$11.28	$11.56	2303.1123
1/1/2006 to 12/31/2006	$11.56	$12.92	2310.1675
1/1/2007 to 12/31/2007	$12.92	$12.95	5544.8
AIM V.I. Mid Cap Core Equity 3/4/2005 to 12/31/2005	$11.09	$11.46	3087.3237
1/1/2006 to 12/31/2006	$11.46	$12.59	15769.1748
1/1/2007 to 12/31/2007	$12.59	$13.62	14567.3
AllianceBernstein VPS International Value 5/1/2007[2] to 12/31/2007	$10.55	$10.47	12639.9
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.33	$11.75	200780.9566
1/1/2006 to 12/31/2006	$11.75	$13.28	407621.2814
1/1/2007 to 12/31/2007	$13.28	$13.33	156267.0
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.19	$11.40	13518.4997
1/1/2006 to 12/31/2006	$11.40	$13.66	24591.5643
1/1/2007 to 12/31/2007	$13.66	$12.96	76158.3
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.80	$11.07	3170.2488
1/1/2006 to 12/31/2006	$11.07	$10.58	5898.4598
1/1/2007 to 12/31/2007	$10.58	$12.64	6170.0
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.65	$11.29	64683.7661
1/1/2006 to 12/31/2006	$11.29	$12.77	190779.6756
1/1/2007 to 12/31/2007	$12.77	$13.41	262710.3
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.20	$10.19	247518.6342
1/1/2006 to 12/31/2006	$10.19	$10.75	927642.3366
1/1/2007 to 12/31/2007	$10.75	$10.95	1225540.8
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.18	$12.63	583605.8975
1/1/2006 to 12/31/2006	$12.63	$13.73	1345997.121
1/1/2007 to 12/31/2007	$13.73	$15.21	1140932.5
AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.86	$11.25	152457.3625
1/1/2006 to 12/31/2006	$11.25	$12.78	315618.502
1/1/2007 to 12/31/2007	$12.78	$13.24	439432.0
AFIS International Fund 3/4/2005 to 12/31/2005	$11.62	$13.45	263225.4488
1/1/2006 to 12/31/2006	$13.45	$15.78	756287.3447
1/1/2007 to 12/31/2007	$15.78	$18.68	1131792.1

1  Subaccount names reflected in this Accumulation Unit Values Table are the effective names as of December 31, 2007. Each subaccount may have operated under different names in the past.
2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$11.01	$11.05	55919.9715
1/1/2006 to 12/31/2006	$11.05	$13.30	83899.9372
1/1/2007 to 12/31/2007	$13.30	$13.37	409391.6
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.11	$10.16	24574.0961
1/1/2006 to 12/31/2006	$10.16	$10.48	108423.8327
1/1/2007 to 12/31/2007	$10.48	$10.72	156717.1
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.01	$10.15	110538.4074
1/1/2006 to 12/31/2006	$10.15	$10.48	251519.2697
1/1/2007 to 12/31/2007	$10.48	$10.85	298007.0
BlackRock Fundamental Growth V.I. 3/4/2005 to 12/31/2005	$10.87	$11.48	26054.4946
1/1/2006 to 12/31/2006	$11.48	$11.86	43521.2571
1/1/2007 to 12/31/2007	$11.86	$13.94	627439.4
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.19	$11.91	205269.0519
1/1/2006 to 12/31/2006	$11.91	$13.70	521250.5683
1/1/2007 to 12/31/2007	$13.70	$15.84	788878.7
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.09	$10.26	3576.8973
1/1/2006 to 12/31/2006	$10.26	$10.53	20234.4447
1/1/2007 to 12/31/2007	$10.53	$10.82	35137.9
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.48	$10.44	12863.6639
1/1/2006 to 12/31/2006	$10.44	$11.29	43424.832
1/1/2007 to 12/31/2007	$11.29	$11.41	61013.9
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.98	$11.23	14706.8801
1/1/2006 to 12/31/2006	$11.23	$12.81	58706.999
1/1/2007 to 12/31/2007	$12.81	$13.33	79866.6
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.03	$12.75	35219.4962
1/1/2006 to 12/31/2006	$12.75	$16.10	78536.3555
1/1/2007 to 12/31/2007	$16.10	$17.55	89331.5
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.75	$12.57	86042.5379
1/1/2006 to 12/31/2006	$12.57	$14.25	181649.2822
1/1/2007 to 12/31/2007	$14.25	$15.24	223738.7
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.24	$12.25	11766.4363
1/1/2006 to 12/31/2006	$12.25	$12.97	33643.6211
1/1/2007 to 12/31/2007	$12.97	$13.88	76485.6
BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$12.01	$12.92	150316.7659
1/1/2006 to 12/31/2006	$12.92	$14.80	129814.1758
1/1/2007 to 12/31/2007	$14.80	$15.47	174581.3
BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.06	$12.07	31298.9917
1/1/2006 to 12/31/2006	$12.07	$13.44	63754.2297
1/1/2007 to 12/31/2007	$13.44	$13.16	62687.2

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

BlackRock Equity Dividend 3/4/2005 to 12/31/2005	$10.74	$11.27	0
1/1/2006 to 12/31/2006	$11.27	$13.30	27968.2482
1/1/2007 to 4/27/2007	$13.30	$14.38	0
BlackRock Global SmallCap 3/4/2005 to 12/31/2005	$10.54	$11.44	24724.264
1/1/2006 to 12/31/2006	$11.44	$13.33	85506.9193
1/1/2007 to 4/27/2007	$13.33	$14.44	0
BlackRock International Index 3/4/2005 to 12/31/2005	$10.46	$11.35	8052.5479
1/1/2006 to 12/31/2006	$11.35	$14.12	17720.5543
1/1/2007 to 4/27/2007	$14.12	$15.22	0
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.96	$10.00	147095.0266
1/1/2006 to 12/31/2006	$10.00	$10.35	47324.7355
1/1/2007 to 4/27/2007	$10.35	$10.46	0
BlackRock Mid Cap Value Opportunities 3/4/2005 to 12/31/2005	$10.15	$11.19	6548.581
1/1/2006 to 12/31/2006	$11.19	$12.53	13351.4846
1/1/2007 to 4/27/2007	$12.53	$13.61	0
BlackRock Small Cap Index 3/4/2005 to 12/31/2005	$10.05	$10.46	20625.62
1/1/2006 to 12/31/2006	$10.46	$12.14	31048.0003
1/1/2007 to 4/27/2007	$12.14	$12.76	0
Cohen & Steers VIF Realty 3/4/2005 to 12/31/2005	$9.98	$11.80	90791.6202
1/1/2006 to 12/31/2006	$11.80	$15.85	173745.2586
1/1/2007 to 12/31/2007	$15.85	$12.62	156082.8
Davis Value 3/4/2005 to 12/31/2005	$11.13	$11.69	61843.8852
1/1/2006 to 12/31/2006	$11.69	$13.28	504598.4384
1/1/2007 to 12/31/2007	$13.28	$13.72	247711.3
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.07	$10.98	272386.6792
1/1/2006 to 12/31/2006	$10.98	$12.62	382794.7045
1/1/2007 to 12/31/2007	$12.62	$13.33	499113.4
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.12	$10.33	156214.9084
1/1/2006 to 12/31/2006	$10.33	$10.77	450630.1219
1/1/2007 to 12/31/2007	$10.77	$10.82	25531.3
Eaton Vance Large-Cap Value 5/1/2007[2] to 12/31/2007	$10.38	$10.54	374184.3
Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.97	$10.91	115.5471
1/1/2006 to 12/31/2006	$10.91	$12.53	5564.2513
1/1/2007 to 12/31/2007	$12.53	$13.59	484191.7
Federated Kaufmann 3/4/2005 to 12/31/2005	$11.36	$12.55	20458.0763
1/1/2006 to 12/31/2006	$12.55	$14.23	44043.3509
1/1/2007 to 12/31/2007	$14.23	$17.01	225281.9

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.67	$12.34	72692.5801
1/1/2006 to 12/31/2006	$12.34	$14.81	111995.9968
1/1/2007 to 12/31/2007	$14.81	$16.91	126823.4
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.48	$11.94	110227.3038
1/1/2006 to 12/31/2006	$11.94	$14.38	35083.4847
1/1/2007 to 12/31/2007	$14.38	$14.55	63497.3
Janus Aspen Forty 5/1/2007[2] to 12/31/2007	$10.60	$13.44	1119610.5
Janus Aspen Mid Cap Growth 5/1/2007[2] to 12/31/2007	$10.59	$11.64	249910.6
Roszel/Delaware Trend 3/4/2005 to 12/31/2005	$10.37	$11.45	5996.6208
1/1/2006 to 12/31/2006	$11.45	$12.17	10922.6528
1/1/2007 to 12/31/2007	$12.17	$13.21	16096.5
Roszel/JPMorgan Multi-Cap Market Neutral 6/30/2006[2] to 12/31/2006	$9.99	$10.16	312627.8246
1/1/2007 to 9/28/2007	$10.16	$10.07	0
Roszel/JPMorgan Small Cap Growth 3/4/2005 to 12/31/2005	$10.93	$11.58	5776.9613
1/1/2006 to 12/31/2006	$11.58	$13.23	15619.9684
1/1/2007 to 12/31/2007	$13.23	$14.60	26125.7
Roszel/Lord Abbett Affiliated 3/4/2005 to 12/31/2005	$11.12	$11.25	40512.5704
1/1/2006 to 12/31/2006	$11.25	$13.06	284136.8835
1/1/2007 to 12/31/2007	$13.06	$13.36	356951.1
Roszel/Lord Abbett Bond Debenture 3/4/2005 to 12/31/2005	$10.52	$10.55	25933.1244
1/1/2006 to 12/31/2006	$10.55	$11.37	38451.1425
1/1/2007 to 12/31/2007	$11.37	$11.84	51278.1
Roszel/Lord Abbett Mid Cap Value 3/4/2005 to 12/31/2005	$11.53	$12.09	45491.4394
1/1/2006 to 12/31/2006	$12.09	$13.39	64519.539
1/1/2007 to 12/31/2007	$13.39	$13.29	210447.9
Roszel/Allianz CCM Capital Appreciation 3/4/2005 to 12/31/2005	$11.44	$12.05	5571.188
1/1/2006 to 12/31/2006	$12.05	$12.67	5519.4119
1/1/2007 to 12/31/2007	$12.67	$14.72	5896.4
Roszel/Allianz NFJ Small Cap Value 3/4/2005 to 12/31/2005	$11.62	$12.22	51358.9093
1/1/2006 to 12/31/2006	$12.22	$14.71	84775.9388
1/1/2007 to 12/31/2007	$14.71	$15.00	110146.8
Roszel/Marsico Large Cap Growth
5/1/2006[2] to 12/31/2006	$10.06	$10.18	9243.511
1/1/2007 to 12/31/2007	$10.18	$12.30	1045704.1
Roszel/Seligman Mid Cap Growth 3/4/2005 to 12/31/2005	$11.19	$12.12	8992.7757
1/1/2006 to 12/31/2006	$12.12	$12.65	16296.744
1/1/2007 to 12/31/2007	$12.65	$14.53	15005.9

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.77	$11.22	22172.9016
1/1/2006 to 12/31/2006	$11.22	$11.94	34444.7245
1/1/2007 to 12/31/2007	$11.94	$13.44	54489.3
Oppenheimer Main Street/VA 3/4/2005 to 12/31/2005	$10.97	$11.33	0
1/1/2006 to 12/31/2006	$11.33	$12.86	1080.0345
1/1/2007 to 12/31/2007	$12.86	$13.24	3932.0
Oppenheimer Main Street Small Cap/VA 3/4/2005 to 12/31/2005	$11.52	$12.38	51438.5832
1/1/2006 to 12/31/2006	$12.38	$14.03	16222.9741
1/1/2007 to 12/31/2007	$14.03	$13.67	52529.8
Pioneer Emerging Markets VCT 5/1/2006[2] to 12/31/2006	$11.05	$11.98	25444.9665
1/1/2007 to 12/31/2007	$11.98	$16.87	35768.8
Pioneer Fund VCT 3/4/2005 to 12/31/2005	$11.05	$11.39	181569.4594
1/1/2006 to 12/31/2006	$11.39	$13.11	684876.7604
1/1/2007 to 12/31/2007	$13.11	$13.58	8520.0
Pioneer High Yield VCT 3/4/2005 to 12/31/2005	$10.38	$10.34	33721.8185
1/1/2006 to 12/31/2006	$10.34	$11.06	47344.6199
1/1/2007 to 12/31/2007	$11.06	$11.54	63983.8
Pioneer Small Cap Value VCT 3/4/2005 to 12/31/2005	$11.31	$12.30	4691.1117
1/1/2006 to 12/31/2006	$12.30	$13.88	25635.0577
1/1/2007 to 12/31/2007	$13.88	$12.73	14586.8
Premier VIT NFJ Dividend Value 5/1/2007[2] to 12/31/2007	$10.49	$9.94	12619.8
Premier VIT OpCap Renaissance 3/4/2005 to 12/31/2005	$10.93	$10.74	840.9018
1/1/2006 to 12/31/2006	$10.74	$11.82	1025.3198
1/1/2007 to 12/31/2007	$11.82	$12.41	354.3
Pimco CommodityRealReturn Strategy 3/4/2005 to 12/31/2005	$10.63	$11.44	127839.9274
1/1/2006 to 12/31/2006	$11.44	$10.94	320099.1094
1/1/2007 to 12/31/2007	$10.94	$13.32	447160.9
Pimco Low Duration 4/27/2007[2] to 12/31/2007	$10.03	$10.52	33619.6
Pimco Real Return 3/4/2005 to 12/31/2005	$10.25	$10.32	30602.7224
1/1/2006 to 12/31/2006	$10.32	$10.27	52592.8581
1/1/2007 to 12/31/2007	$10.27	$11.22	582613.8
Pimco Total Return 3/4/2005 to 12/31/2005	$10.11	$10.22	667919.7173
1/1/2006 to 12/31/2006	$10.22	$10.48	1330722.636
1/1/2007 to 12/31/2007	$10.48	$11.26	1969332.2

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Van Kampen Comstock 3/4/2005 to 12/31/2005	$11.03	$11.24	277697.398
1/1/2006 to 12/31/2006	$11.24	$12.91	105407.4482
1/1/2007 to 12/31/2007	$12.91	$12.49	93005.3
Wanger International Small Cap 4/27/2007[2] to 12/31/2007	$10.75	$11.28	117722.8
Wanger U.S. Smaller Companies 3/4/2005 to 12/31/2005	$11.56	$12.54	98205.2225
1/1/2006 to 12/31/2006	$12.54	$13.36	366199.7416
1/1/2007 to 12/31/2007	$13.36	$13.91	32932.3

Class L
AIM V.I. Basic Value 3/4/2005 to 12/31/2005	$11.27	$11.53	5378.8771
1/1/2006 to 12/31/2006	$11.53	$12.86	12629.9175
1/1/2007 to 12/31/2007	$12.86	$12.87	22206.7
AIM V.I. Mid Cap Core Equity 3/4/2005 to 12/31/2005	$11.08	$11.43	25972.8925
1/1/2006 to 12/31/2006	$11.43	$12.53	52267.242
1/1/2007 to 12/31/2007	$12.53	13.53	63094.4
AllianceBernstein VPS International Value 5/1/2007[2] to 12/31/2007	$10.54	$10.45	80740.6
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.32	$11.72	332368.5633
1/1/2006 to 12/31/2006	$11.72	$13.22	688607.1639
1/1/2007 to 12/31/2007	$13.22	$13.25	266392.6
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.18	$11.38	7363.2931
1/1/2006 to 12/31/2006	$11.38	$13.60	12986.2787
1/1/2007 to 12/31/2007	$13.60	$12.88	71272.9
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.79	$11.04	2610.6528
1/1/2006 to 12/31/2006	$11.04	$10.53	4176.2155
1/1/2007 to 12/31/2007	$10.53	$12.56	4727.3
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.64	$11.26	263447.7799
1/1/2006 to 12/31/2006	$11.26	$12.71	338593.9718
1/1/2007 to 12/31/2007	$12.71	$13.32	579729.4
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.19	$10.16	354335.4766
1/1/2006 to 12/31/2006	$10.16	$10.70	1428767.985
1/1/2007 to 12/31/2007	$10.70	$10.88	2080880.7
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.17	$12.60	1007070.524
1/1/2006 to 12/31/2006	$12.60	$13.67	2373020.445
1/1/2007 to 12/31/2007	$13.67	$15.11	2228328.1
AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.85	$11.22	220604.117
1/1/2006 to 12/31/2006	$11.22	$12.73	473450.3971
1/1/2007 to 12/31/2007	$12.73	$13.15	711787.8

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

AFIS International Fund 3/4/2005 to 12/31/2005	$11.61	$13.42	431659.3666
1/1/2006 to 12/31/2006	$13.42	$15.71	1296340.166
1/1/2007 to 12/31/2007	$15.71	$18.56	2027135.7
BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$11.00	$11.02	34299.6969
1/1/2006 to 12/31/2006	$11.02	$13.24	60370.1932
1/1/2007 to 12/31/2007	$13.24	$13.28	722266.9
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.10	$10.13	74810.1293
1/1/2006 to 12/31/2006	$10.13	$10.43	193101.1405
1/1/2007 to 12/31/2007	$10.43	$10.65	302795.7
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.01	$10.12	221994.8563
1/1/2006 to 12/31/2006	$10.12	$10.43	732117.9151
1/1/2007 to 12/31/2007	$10.43	$10.78	307858.6
BlackRock Fundamental Growth V.I. 3/4/2005 to 12/31/2005	$10.86	$11.45	23735.1016
1/1/2006 to 12/31/2006	$11.45	$11.80	53253.5725
1/1/2007 to 12/31/2007	$11.80	$13.85	1234615.7
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.18	$11.88	241330.1781
1/1/2006 to 12/31/2006	$11.88	$13.64	641238.0789
1/1/2007 to 12/31/2007	$13.64	$15.73	1341509.4
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.09	$10.23	10924.537
1/1/2006 to 12/31/2006	$10.23	$10.48	15739.3923
1/1/2007 to 12/31/2007	$10.48	$10.75	31382.5
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.47	$10.41	28038.8631
1/1/2006 to 12/31/2006	$10.41	$11.24	45775.5058
1/1/2007 to 12/31/2007	$11.24	$11.34	93565.9
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.97	$11.20	60708.5457
1/1/2006 to 12/31/2006	$11.20	$12.75	66740.2142
1/1/2007 to 12/31/2007	$12.75	$13.25	89007.5
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.02	$12.72	38336.7921
1/1/2006 to 12/31/2006	$12.72	$16.03	95551.0265
1/1/2007 to 12/31/2007	$16.03	$17.43	139216.6
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.75	$12.54	117090.9609
1/1/2006 to 12/31/2006	$12.54	$14.18	249738.0546
1/1/2007 to 12/31/2007	$14.18	$15.14	366570.9
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.23	$12.22	30549.6985
1/1/2006 to 12/31/2006	$12.22	$12.91	99579.9228
1/1/2007 to 12/31/2007	$12.91	$13.79	168479.2
BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$12.00	$12.88	297220.3146
1/1/2006 to 12/31/2006	$12.88	$14.73	165990.991
1/1/2007 to 12/31/2007	$14.73	$15.37	265863.4

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.05	$12.04	16036.8838
1/1/2006 to 12/31/2006	$12.04	$13.38	29132.2845
1/1/2007 to 12/31/2007	$13.38	$13.07	77085.8
BlackRock Equity Dividend 3/4/2005 to 12/31/2005	$10.73	$11.25	17980.0209
1/1/2006 to 12/31/2006	$11.25	$13.24	36295.6035
1/1/2007 to 4/27/2007	$13.24	$14.31	0
BlackRock Global SmallCap 3/4/2005 to 12/31/2005	$10.53	$11.42	23919.744
1/1/2006 to 12/31/2006	$11.42	$13.28	63048.7992
1/1/2007 to 4/27/2007	$13.28	$14.37	0
BlackRock International Index 3/4/2005 to 12/31/2005	$10.45	$11.33	2720.6022
1/1/2006 to 12/31/2006	$11.33	$14.07	33183.6899
1/1/2007 to 4/27/2007	$14.07	$15.15	0
BlackRock Short-Term-Bond 3/4/2005 to 12/31/2005	$9.96	$9.98	164027.0132
1/1/2006 to 12/31/2006	$9.98	$10.31	26426.7657
1/1/2007 to 4/27/2007	$10.31	$10.41	0
BlackRock Mid Cap Value Opportunities 3/4/2005 to 12/31/2005	$10.14	$11.17	2001.4301
1/1/2006 to 12/31/2006	$11.17	$12.48	16507.3866
1/1/2007 to 4/27/2007	$12.48	$13.55	0
BlackRock Small Cap Index 3/4/2005 to 12/31/2005	$10.04	$10.43	13709.0727
1/1/2006 to 12/31/2006	$10.43	$12.10	25726.2437
1/1/2007 to 4/27/2007	$12.10	$12.70	0
Cohen & Steers VIF Realty 3/4/2005 to 12/31/2005	$9.98	$11.78	184853.2959
1/1/2006 to 12/31/2006	$11.78	$15.79	360543.9799
1/1/2007 to 12/31/2007	$15.79	$12.54	342562.5
Davis Value 3/4/2005 to 12/31/2005	$11.13	$11.66	168465.7883
1/1/2006 to 12/31/2006	$11.66	$13.22	985841.6387
1/1/2007 to 12/31/2007	$13.22	$13.64	564452.3
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.06	$10.96	569603.7836
1/1/2006 to 12/31/2006	$10.96	$12.56	748883.5274
1/1/2007 to 12/31/2007	$12.56	$13.24	995254.1
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.11	$10.30	283483.8457
1/1/2006 to 12/31/2006	$10.30	$10.72	788467.2664
1/1/2007 to 12/31/2007	$10.72	$10.75	31533.0
Eaton Vance Large-Cap Value 5/1/2007[2] to 12/31/2007	$10.38	$10.52	723538.2
Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.96	$10.89	0
1/1/2006 to 12/31/2006	$10.89	$12.47	1108.8928
1/1/2007 to 12/31/2007	$12.47	$13.50	911720.3

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Federated Kaufmann 3/4/2005 to 12/31/2005	$11.35	$12.51	46003.7619
1/1/2006 to 12/31/2006	$12.51	$14.17	107028.548
1/1/2007 to 12/31/2007	$14.17	$16.90	479326.0
Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.66	$12.31	88191.1934
1/1/2006 to 12/31/2006	$12.31	$14.75	211995.7502
1/1/2007 to 12/31/2007	$14.75	$16.80	280347.0
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.47	$11.91	229012.9189
1/1/2006 to 12/31/2006	$11.91	$14.32	79066.9754
1/1/2007 to 12/31/2007	$14.32	$14.45	109594.7
Janus Aspen Forty 5/1/2007[2] to 12/31/2007	$10.60	$13.42	2196077.8
Janus Aspen Mid Cap Growth 5/1/2007[2] to 12/31/2007	$10.58	$11.62	463482.7
Roszel/Delaware Trend 3/4/2005 to 12/31/2005	$10.36	$11.42	15849.4377
1/1/2006 to 12/31/2006	$11.42	$12.11	18920.7847
1/1/2007 to 12/31/2007	$12.11	$13.12	13861.0
Roszel/JPMorgan Multi-Cap Market Neutral 6/30/2006[2] to 12/31/2006	$9.99	$10.15	576914.2956
1/1/2007 to 9/28/2007	$10.15	$10.05	0
Roszel/JPMorgan Small Cap Growth 3/4/2005 to 12/31/2005	$10.92	$11.55	16357.4802
1/1/2006 to 12/31/2006	$11.55	$13.17	25849.6177
1/1/2007 to 12/31/2007	$13.17	$14.51	28596.7
Roszel/Lord Abbett Affiliated 3/4/2005 to 12/31/2005	$11.11	$11.22	39762.6576
1/1/2006 to 12/31/2006	$11.22	$13.00	481215.3986
1/1/2007 to 12/31/2007	$13.00	$13.28	604314.8
Roszel/Lord Abbett Bond Debenture 3/4/2005 to 12/31/2005	$10.51	$10.52	47444.3302
1/1/2006 to 12/31/2006	$10.52	$11.32	68450.7368
1/1/2007 to 12/31/2007	$11.32	$11.76	123391.2
Roszel/Lord Abbett Mid Cap Value 3/4/2005 to 12/31/2005	$11.52	$12.06	76985.7235
1/1/2006 to 12/31/2006	$12.06	$13.33	127488.4635
1/1/2007 to 12/31/2007	$13.33	$13.21	397036.6
Roszel/Allianz CCM Capital Appreciation 3/4/2005 to 12/31/2005	$11.43	$12.02	1782.4532
1/1/2006 to 12/31/2006	$12.02	$12.61	1957.8866
1/1/2007 to 12/31/2007	$12.61	$14.62	1377.2
Roszel/Allianz NFJ Small Cap Value 3/4/2005 to 12/31/2005	$11.61	$12.19	66186.1951
1/1/2006 to 12/31/2006	$12.19	$14.64	118587.3574
1/1/2007 to 12/31/2007	$14.64	$14.91	171589.3
Roszel/Marsico Large Cap Growth 5/1/2006[2] to 12/31/2006	$10.05	$10.16	39728.7942
1/1/2007 to 12/31/2007	$10.16	$12.25	2103689.4

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Roszel/Seligman Mid Cap Growth 3/4/2005 to 12/31/2005	$11.18	$12.09	7984.6858
1/1/2006 to 12/31/2006	$12.09	$12.59	13734.1148
1/1/2007 to 12/31/2007	$12.59	$14.44	12921.2
Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.76	$11.19	16741.0044
1/1/2006 to 12/31/2006	$11.19	$11.89	33684.1417
1/1/2007 to 12/31/2007	$11.89	$13.35	42252.5
Oppenheimer Main Street/VA 3/4/2005 to 12/31/2005	$10.96	$11.30	10518.6749
1/1/2006 to 12/31/2006	$11.30	$12.80	12103.5025
1/1/2007 to 12/31/2007	$12.80	$13.15	13215.1
Oppenheimer Main Street Small Cap/VA 3/4/2005 to 12/31/2005	$11.51	$12.35	90298.9536
1/1/2006 to 12/31/2006	$12.35	$13.97	35810.8638
1/1/2007 to 12/31/2007	$13.97	$13.59	68742.4
Pioneer Emerging Markets VCT
5/1/2006[2] to 12/31/2006	$11.05	$11.96	25902.1773
1/1/2007 to 12/31/2007	$11.96	$16.81	52118.5
Pioneer Fund VCT 3/4/2005 to 12/31/2005	$11.04	$11.37	355323.2795
1/1/2006 to 12/31/2006	$11.37	$13.05	1299288.446
1/1/2007 to 12/31/2007	$13.05	$13.49	27288.6
Pioneer High Yield VCT 3/4/2005 to 12/31/2005	$10.37	$10.31	54164.5149
1/1/2006 to 12/31/2006	$10.31	$11.01	73063.6625
1/1/2007 to 12/31/2007	$11.01	$11.46	78115.4
Pioneer Small Cap Value VCT 3/4/2005 to 12/31/2005	$11.30	$12.27	14615.0169
1/1/2006 to 12/31/2006	$12.27	$13.81	16834.0209
1/1/2007 to 12/31/2007	$13.81	$12.64	27581.5
Premier VIT NFJ Dividend Value 5/1/2007[2] to 12/31/2007	$10.49	$9.92	72229.0
Premier VIT OpCap Renaissance 3/4/2005 to 12/31/2005	$10.93	$10.72	3196.0745
1/1/2006 to 12/31/2006	$10.72	$11.77	3391.8897
1/1/2007 to 12/31/2007	$11.77	$12.33	305.9
Pimco CommodityRealReturn Strategy 3/4/2005 to 12/31/2005	$10.62	$11.41	290140.3238
1/1/2006 to 12/31/2006	$11.41	$10.89	630191.9846
1/1/2007 to 12/31/2007	$10.89	$13.23	837257.6
Pimco Low Duration 4/27/2007[2] to 12/31/2007	$10.03	$10.51	47797.2
Pimco Real Return 3/4/2005 to 12/31/2005	$10.24	$10.30	78974.2965
1/1/2006 to 12/31/2006	$10.30	$10.22	124547.5343
1/1/2007 to 12/31/2007	$10.22	$11.15	1156112.8

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Pimco Total Return 3/4/2005 to 12/31/2005	$10.10	$10.20	1284254.477
1/1/2006 to 12/31/2006	$10.20	$10.44	2415318.253
1/1/2007 to 12/31/2007	$10.44	$11.19	3765648.3
Van Kampen Comstock 3/4/2005 to 12/31/2005	$11.02	$11.21	532984.4895
1/1/2006 to 12/31/2006	$11.21	$12.85	241969.1685
1/1/2007 to 12/31/2007	$12.85	$12.41	243477.2
Wanger International Small Cap 4/27/2007[2] to 12/31/2007	$10.74	$11.26	96466.7
Wanger U.S. Smaller Companies 3/4/2005 to 12/31/2005	$11.55	$12.51	179206.0146
1/1/2006 to 12/31/2006	$12.51	$13.30	697284.2287
1/1/2007 to 12/31/2007	$13.30	$13.82	113843.6

Class C
AIM V.I. Basic Value 3/4/2005 to 12/31/2005	$11.27	$11.51	2188.3007
1/1/2006 to 12/31/2006	$11.51	$12.82	2179.2808
1/1/2007 to 12/31/2007	$12.82	$12.81	2170.4
AIM V.I. Mid Cap Core Equity 3/4/2005 to 12/31/2005	$11.07	$11.41	4269.961
1/1/2006 to 12/31/2006	$11.41	$12.49	3681.9491
1/1/2007 to 12/31/2007	$12.49	$13.47	6199.0
AllianceBernstein VPS International Value 5/1/2007[2] to 12/31/2007	$10.54	$10.44	34477.0
AllianceBernstein VPS Small/Mid Cap Value 3/4/2005 to 12/31/2005	$11.32	$11.70	90691.9764
1/1/2006 to 12/31/2006	$11.70	$13.17	158548.7411
1/1/2007 to 12/31/2007	$13.17	$13.18	40062.9
AllianceBernstein VPS Value 3/4/2005 to 12/31/2005	$11.17	$11.35	4648.5246
1/1/2006 to 12/31/2006	$11.35	$13.56	5263.42
1/1/2007 to 12/31/2007	$13.56	$12.81	14008.6
American Century VP Ultra 3/4/2005 to 12/31/2005	$10.78	$11.02	7306.028
1/1/2006 to 12/31/2006	$11.02	$10.49	8663.1215
1/1/2007 to 12/31/2007	$10.49	$12.50	2416.2
AFIS Asset Allocation Fund 3/4/2005 to 12/31/2005	$10.63	$11.24	25239.3872
1/1/2006 to 12/31/2006	$11.24	$12.67	41785.0984
1/1/2007 to 12/31/2007	$12.67	$13.26	33190.8
AFIS Bond Fund 3/4/2005 to 12/31/2005	$10.18	$10.14	64386.8015
1/1/2006 to 12/31/2006	$10.14	$10.66	361370.7994
1/1/2007 to 12/31/2007	$10.66	$10.83	420228.9
AFIS Growth Fund 3/4/2005 to 12/31/2005	$11.17	$12.58	209140.0639
1/1/2006 to 12/31/2006	$12.58	$13.62	455562.951
1/1/2007 to 12/31/2007	$13.62	$15.04	281624.2

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

AFIS Growth-Income Fund 3/4/2005 to 12/31/2005	$10.84	$11.20	36224.2057
1/1/2006 to 12/31/2006	$11.20	$12.68	72476.1631
1/1/2007 to 12/31/2007	$12.68	$13.09	87663.5
AFIS International Fund 3/4/2005 to 12/31/2005	$11.60	$13.39	110128.3255
1/1/2006 to 12/31/2006	$13.39	$15.66	287159.3533
1/1/2007 to 12/31/2007	$15.66	$18.47	343677.7
BlackRock Basic Value V.I. 3/4/2005 to 12/31/2005	$10.99	$11.00	1561.7261
1/1/2006 to 12/31/2006	$11.00	$13.19	10786.6595
1/1/2007 to 12/31/2007	$13.19	$13.22	127050.0
BlackRock Total Return V.I. 3/4/2005 to 12/31/2005	$10.09	$10.12	6255.2325
1/1/2006 to 12/31/2006	$10.12	$10.39	42924.0189
1/1/2007 to 12/31/2007	$10.39	$10.60	25464.9
BlackRock Money Market V.I. 3/4/2005 to 12/31/2005	$10.00	$10.10	164735.483
1/1/2006 to 12/31/2006	$10.10	$10.39	260272.5424
1/1/2007 to 12/31/2007	$10.39	$10.73	186448.4
BlackRock Fundamental Growth V.I. 3/4/2005 to 12/31/2005	$10.85	$11.43	8184.8887
1/1/2006 to 12/31/2006	$11.43	$11.76	36141.315
1/1/2007 to 12/31/2007	$11.76	$13.78	201546.9
BlackRock Global Allocation V.I. 3/4/2005 to 12/31/2005	$11.17	$11.86	110222.6
1/1/2006 to 12/31/2006	$11.86	$13.60	346309.9477
1/1/2007 to 12/31/2007	$13.60	$15.66	545872.6
BlackRock Government Income V.I. 3/4/2005 to 12/31/2005	$10.08	$10.21	11111.0177
1/1/2006 to 12/31/2006	$10.21	$10.44	34919.8929
1/1/2007 to 12/31/2007	$10.44	$10.69	31610.8
BlackRock High Income V.I. 3/4/2005 to 12/31/2005	$10.47	$10.39	3150.6358
1/1/2006 to 12/31/2006	$10.39	$11.20	9442.2648
1/1/2007 to 12/31/2007	$11.20	$11.29	17211.8
BlackRock S&P 500 Index V.I. 3/4/2005 to 12/31/2005	$10.97	$11.18	17457.7228
1/1/2006 to 12/31/2006	$11.18	$12.71	19382.7941
1/1/2007 to 12/31/2007	$12.71	$13.18	18835.3
BlackRock International Value V.I. 3/4/2005 to 12/31/2005	$12.01	$12.69	13669.3608
1/1/2006 to 12/31/2006	$12.69	$15.98	39968.8102
1/1/2007 to 12/31/2007	$15.98	$17.35	45565.5
BlackRock Large Cap Core V.I. 3/4/2005 to 12/31/2005	$11.74	$12.52	21707.5322
1/1/2006 to 12/31/2006	$12.52	$14.13	85571.4922
1/1/2007 to 12/31/2007	$14.13	$15.07	92813.3
BlackRock Large Cap Growth V.I. 3/4/2005 to 12/31/2005	$11.22	$12.19	53552.9172
1/1/2006 to 12/31/2006	$12.19	$12.86	100507.4159
1/1/2007 to 12/31/2007	$12.86	$13.72	126234.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

BlackRock Large Cap Value V.I. 3/4/2005 to 12/31/2005	$11.99	$12.86	109742.2603
1/1/2006 to 12/31/2006	$12.86	$14.68	57418.4542
1/1/2007 to 12/31/2007	$14.68	$15.30	73591.6
BlackRock Value Opportunities V.I. 3/4/2005 to 12/31/2005	$11.04	$12.01	6167.0847
1/1/2006 to 12/31/2006	$12.01	$13.34	5400.9767
1/1/2007 to 12/31/2007	$13.34	$13.01	14441.3
BlackRock Equity Dividend 3/4/2005 to 12/31/2005	$10.73	$11.23	8921.0924
1/1/2006 to 12/31/2006	$11.23	$13.20	10229.7286
1/1/2007 to 4/27/2007	$13.20	$14.26	0
BlackRock Global SmallCap 3/4/2005 to 12/31/2005	$10.53	$11.40	8827.8799
1/1/2006 to 12/31/2006	$11.40	$13.24	19222.1178
1/1/2007 to 4/27/2007	$13.24	$14.32	0
BlackRock International Index 3/4/2005 to 12/31/2005	$10.45	$11.31	62566.987
1/1/2006 to 12/31/2006	$11.31	$14.03	41007.8287
1/1/2007 to 4/27/2007	$14.03	$15.10	0
BlackRock Short-Term Bond 3/4/2005 to 12/31/2005	$9.96	$9.97	54005.3346
1/1/2006 to 12/31/2006	$9.97	$10.28	60783.9285
1/1/2007 to 4/27/2007	$10.28	$10.38	0
BlackRock Mid Cap Value Opportunities 3/4/2005 to 12/31/2005	$10.14	$11.15	4826.7626
1/1/2006 to 12/31/2006	$11.15	$12.44	6374.3904
1/1/2007 to 4/27/2007	$12.44	$13.50	0
BlackRock Small Cap Index 3/4/2005 to 12/31/2005	$10.04	$10.42	6570.2003
1/1/2006 to 12/31/2006	$10.42	$12.06	9177.1811
1/1/2007 to 4/27/2007	$12.06	$12.65	0
Cohen & Steers VIF Realty 3/4/2005 to 12/31/2005	$9.97	$11.76	43461.33
1/1/2006 to 12/31/2006	$11.76	$15.74	77006.0365
1/1/2007 to 12/31/2007	$15.74	$12.49	61166.1
Davis Value 3/4/2005 to 12/31/2005	$11.12	$11.64	52892.9183
1/1/2006 to 12/31/2006	$11.64	$13.18	261522.4688
1/1/2007 to 12/31/2007	$13.18	$13.57	165088.6
Dreyfus VIF Appreciation 3/4/2005 to 12/31/2005	$11.06	$10.93	128987.7181
1/1/2006 to 12/31/2006	$10.93	$12.52	168317.6468
1/1/2007 to 12/31/2007	$12.52	$13.18	156833.0
Eaton Vance Floating-Rate Income 3/4/2005 to 12/31/2005	$10.10	$10.28	73823.4395
1/1/2006 to 12/31/2006	$10.28	$10.69	229899.9327
1/1/2007 to 12/31/2007	$10.69	$10.70	48693.1
Eaton Vance Large-Cap Value 5/1/2007[2] to 12/31/2007	$10.38	$10.51	132653.3

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Federated Capital Appreciation 3/4/2005 to 12/31/2005	$10.95	$10.87	2055.5192
1/1/2006 to 12/31/2006	$10.87	$12.43	5384.6738
1/1/2007 to 12/31/2007	$12.43	$13.44	149773.0
Federated Kaufmann 3/4/2005 to 12/31/2005	$11.34	$12.49	15751.4051
1/1/2006 to 12/31/2006	$12.49	$14.12	27615.2902
1/1/2007 to 12/31/2007	$14.12	$16.82	77740.9
Templeton Foreign Securities 3/4/2005 to 12/31/2005	$11.65	$12.28	39061.3829
1/1/2006 to 12/31/2006	$12.28	$14.70	62958.7394
1/1/2007 to 12/31/2007	$14.70	$16.72	60442.5
Templeton Growth Securities 3/4/2005 to 12/31/2005	$11.46	$11.89	39999.247
1/1/2006 to 12/31/2006	$11.89	$14.27	11185.4297
1/1/2007 to 12/31/2007	$14.27	$14.38	8504.8
Janus Aspen Forty 5/1/2007[2] to 12/31/2007	$10.60	$13.40	326148.9
Janus Aspen Mid Cap Growth 5/1/2007[2] to 12/31/2007	$10.58	$11.60	66348.6
Roszel/Delaware Trend 3/4/2005 to 12/31/2005	$10.35	$11.40	10981.7809
1/1/2006 to 12/31/2006	$11.40	$12.07	17074.2784
1/1/2007 to 12/31/2007	$12.07	$13.06	12580.2
Roszel/JPMorgan Multi-Cap Market Neutral 6/30/2006[2] to 12/31/2006	$9.99	$10.14	134626.5255
1/1/2007 to 9/28/2007	$10.14	$10.03	0
Roszel/JPMorgan Small Cap Growth 3/4/2005 to 12/31/2005	$10.91	$11.53	6540.6976
1/1/2006 to 12/31/2006	$11.53	$13.12	9572.0424
1/1/2007 to 12/31/2007	$13.12	$14.44	10204.6
Roszel/Lord Abbett Affiliated 3/4/2005 to 12/31/2005	$11.10	$11.20	11185.5418
1/1/2006 to 12/31/2006	$11.20	$12.96	121080.4517
1/1/2007 to 12/31/2007	$12.96	$13.21	120245.4
Roszel/Lord Abbett Bond Debenture 3/4/2005 to 12/31/2005	$10.50	$10.50	20883.6057
1/1/2006 to 12/31/2006	$10.50	$11.28	27850.8727
1/1/2007 to 12/31/2007	$11.28	$11.71	36452.0
Roszel/Lord Abbett Mid Cap Value 3/4/2005 to 12/31/2005	$11.51	$12.04	29707.5211
1/1/2006 to 12/31/2006	$12.04	$13.29	54410.8961
1/1/2007 to 12/31/2007	$13.29	$13.14	94140.4
Roszel/Allianz CCM Capital Appreciation 3/4/2005 to 12/31/2005	$11.43	$11.99	0
1/1/2006 to 12/31/2006	$11.99	$12.57	0
1/1/2007 to 12/31/2007	$12.57	$14.55	4400.7

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Roszel/Allianz NFJ Small Cap Value 3/4/2005 to 12/31/2005	$11.60	$12.17	21527.0628
1/1/2006 to 12/31/2006	$12.17	$14.59	43564.3683
1/1/2007 to 12/31/2007	$14.59	$14.83	47358.1
Roszel/Marsico Large Cap Growth 5/1/2006[2] to 12/31/2006	$10.05	$10.15	12328.1635
1/1/2007 to 12/31/2007	$10.15	$12.22	338480.6
Roszel/Seligman Mid Cap Growth 3/4/2005 to 12/31/2005	$11.17	$12.07	2084.0174
1/1/2006 to 12/31/2006	$12.07	$12.55	5011.7588
1/1/2007 to 12/31/2007	$12.55	$14.37	4952.2
Oppenheimer Capital Appreciation 3/4/2005 to 12/31/2005	$10.75	$11.17	6166.8349
1/1/2006 to 12/31/2006	$11.17	$11.85	9097.7789
1/1/2007 to 12/31/2007	$11.85	$13.29	6361.8
Oppenheimer Main Street/VA
3/4/2005 to 12/31/2005	$10.95	$11.28	3878.9727
1/1/2006 to 12/31/2006	$11.28	$12.76	5842.5374
1/1/2007 to 12/31/2007	$12.76	$13.09	4265.2
Oppenheimer Main Street Small Cap/VA
3/4/2005 to 12/31/2005	$11.50	$12.32	20895.0294
1/1/2006 to 12/31/2006	$12.32	$13.92	13442.5473
1/1/2007 to 12/31/2007	$13.92	$13.52	29132.2
Pioneer Emerging Markets VCT
5/1/2006[2] to 12/31/2006	$11.04	$11.94	8605.5574
1/1/2007 to 12/31/2007	$11.94	$16.76	14764.9
Pioneer Fund VCT
3/4/2005 to 12/31/2005	$11.03	$11.35	67498.1735
1/1/2006 to 12/31/2006	$11.35	$13.00	288107.5085
1/1/2007 to 12/31/2007	$13.00	$13.42	5949.5
Pioneer High Yield VCT
3/4/2005 to 12/31/2005	$10.37	$10.29	38967.4081
1/1/2006 to 12/31/2006	$10.29	$10.97	20512.459
1/1/2007 to 12/31/2007	$10.97	$11.41	19781.8
Pioneer Small Cap Value VCT
3/4/2005 to 12/31/2005	$11.30	$12.25	1161.307
1/1/2006 to 12/31/2006	$12.25	$13.77	5610.2518
1/1/2007 to 12/31/2007	$13.77	$12.58	8233.1
Premier VIT NFJ Dividend Value
5/1/2007[2] to 12/31/2007	$10.49	$9.91	16822.8
Premier VIT OpCap Renaissance
3/4/2005 to 12/31/2005	$10.92	$10.70	384.0879
1/1/2006 to 12/31/2006	$10.70	$11.73	0
1/1/2007 to 12/31/2007	$11.73	$12.27	0
Pimco CommodityRealReturn Strategy
3/4/2005 to 12/31/2005	$10.61	$11.39	106711.2096
1/1/2006 to 12/31/2006	$11.39	$10.86	172217.4904
1/1/2007 to 12/31/2007	$10.86	$13.17	169204.6
Pimco Low Duration
4/27/2007[2] to 12/31/2007	$10.03	$10.49	34582.8

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Pimco Real Return
3/4/2005 to 12/31/2005	$10.23	$10.28	29611.4333
1/1/2006 to 12/31/2006	$10.28	$10.19	44612.4511
1/1/2007 to 12/31/2007	$10.19	$11.09	241031.4
Pimco Total Return
3/4/2005 to 12/31/2005	$10.09	$10.18	321453.7467
1/1/2006 to 12/31/2006	$10.18	$10.40	612987.6404
1/1/2007 to 12/31/2007	$10.40	$11.13	796986.8
Van Kampen Comstock
3/4/2005 to 12/31/2005	$11.01	$11.19	118166.7764
1/1/2006 to 12/31/2006	$11.19	$12.81	50234.425
1/1/2007 to 12/31/2007	$12.81	$12.35	32855.1
Wanger International Small Cap
4/27/2007[2] to 12/31/07	$10.74	$11.25	32170.2
Wanger U.S. Smaller Companies
3/4/2005 to 12/31/2005	$11.54	$12.49	38124.9833
1/1/2006 to 12/31/2006	$12.49	$13.26	149876.7977
1/1/2007 to 12/31/2007	$13.26	$13.75	13892.6

Class XC
AIM V.I. Basic Value
3/4/2005 to 12/31/2005	$11.27	$11.50	32781.4677
1/1/2006 to 12/31/2006	$11.50	$12.80	37044.8888
1/1/2007 to 12/31/2007	$12.80	$12.79	3095.2
AIM V.I. Mid Cap Core Equity
3/4/2005 to 12/31/2005	$11.07	$11.40	51522.9811
1/1/2006 to 12/31/2006	$11.40	$12.48	88800.0177
1/1/2007 to 12/31/2007	$12.48	$13.45	127332.6
AllianceBernstein VPS International Value
5/1/2007[2] to 12/31/07	$10.54	$10.43	73106.6
AllianceBernstein VPS Small/Mid Cap Value
3/4/2005 to 12/31/2005	$11.31	$11.69	322104.4602
1/1/2006 to 12/31/2006	$11.69	$13.16	686595.9813
1/1/2007 to 12/31/2007	$13.16	$13.16	267552.5
AllianceBernstein VPS Value
3/4/2005 to 12/31/2005	$11.17	$11.35	0
1/1/2006 to 12/31/2006	$11.35	$13.54	19522.3077
1/1/2007 to 12/31/2007	$13.54	$12.79	66658.5
American Century VP Ultra
3/4/2005 to 12/31/2005	$10.78	$11.02	6181.6654
1/1/2006 to 12/31/2006	$11.02	$10.48	31403.8971
1/1/2007 to 12/31/2007	$10.48	$12.48	32423.0
AFIS Asset Allocation Fund
3/4/2005 to 12/31/2005	$10.63	$11.23	157217.4492
1/1/2006 to 12/31/2006	$11.23	$12.65	231591.4818
1/1/2007 to 12/31/2007	$12.65	$13.24	419018.4
AFIS Bond Fund
3/4/2005 to 12/31/2005	$10.18	$10.14	446521.311
1/1/2006 to 12/31/2006	$10.14	$10.65	1762982.099
1/1/2007 to 12/31/2007	$10.65	$10.81	2291529.3

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

AFIS Growth Fund
3/4/2005 to 12/31/2005	$11.16	$12.57	827144.3532
1/1/2006 to 12/31/2006	$12.57	$13.61	2182155.767
1/1/2007 to 12/31/2007	$13.61	$15.01	1883972.5
AFIS Growth-Income Fund
3/4/2005 to 12/31/2005	$10.84	$11.20	309460.9329
1/1/2006 to 12/31/2006	$11.20	$12.67	592264.4628
1/1/2007 to 12/31/2007	$12.67	$13.07	866073.0
AFIS International Fund
3/4/2005 to 12/31/2005	$11.60	$13.39	382336.4926
1/1/2006 to 12/31/2006	$13.39	$15.64	1219854.032
1/1/2007 to 12/31/2007	$15.64	$18.44	1921200.7
BlackRock Basic Value V.I.
3/4/2005 to 12/31/2005	$10.99	$10.99	53673.4381
1/1/2006 to 12/31/2006	$10.99	$13.18	107631.7349
1/1/2007 to 12/31/2007	$13.18	$13.20	783285.8
BlackRock Total Return V.I.
3/4/2005 to 12/31/2005	$10.09	$10.11	76499.1338
1/1/2006 to 12/31/2006	$10.11	$10.38	195417.4263
1/1/2007 to 12/31/2007	$10.38	$10.59	261974.8
BlackRock Money Market V.I.
3/4/2005 to 12/31/2005	$10.00	$10.10	169979.4687
1/1/2006 to 12/31/2006	$10.10	$10.38	865070.7299
1/1/2007 to 12/31/2007	$10.38	$10.71	727475.7
BlackRock Fundamental Growth V.I.
3/4/2005 to 12/31/2005	$10.85	$11.43	29514.7798
1/1/2006 to 12/31/2006	$11.43	$11.75	43197.7282
1/1/2007 to 12/31/2007	$11.75	$13.76	1164531.1
BlackRock Global Allocation V.I.
3/4/2005 to 12/31/2005	$11.17	$11.85	274953.3769
1/1/2006 to 12/31/2006	$11.85	$13.58	690728.203
1/1/2007 to 12/31/2007	$13.58	$15.63	1301016.5
BlackRock Government Income V.I.
3/4/2005 to 12/31/2005	$10.08	$10.20	5573.1346
1/1/2006 to 12/31/2006	$10.20	$10.43	31127.6608
1/1/2007 to 12/31/2007	$10.43	10.68	60746.6
BlackRock High Income V.I.
3/4/2005 to 12/31/2005	$10.46	$10.39	31049.699
1/1/2006 to 12/31/2006	$10.39	$11.19	47400.4546
1/1/2007 to 12/31/2007	$11.19	$11.27	49786.8
BlackRock S&P 500 Index V.I.
3/4/2005 to 12/31/2005	$10.96	$11.17	339930.4325
1/1/2006 to 12/31/2006	$11.17	$12.69	58391.8569
1/1/2007 to 12/31/2007	$12.69	$13.16	140438.2
BlackRock International Value V.I.
3/4/2005 to 12/31/2005	$12.01	$12.68	59334.2827
1/1/2006 to 12/31/2006	$12.68	$15.96	107139.9811
1/1/2007 to 12/31/2007	$15.96	$17.32	195929.7
BlackRock Large Cap Core V.I.
3/4/2005 to 12/31/2005	$11.74	$12.51	57621.7227
1/1/2006 to 12/31/2006	$12.51	$14.12	127319.196
1/1/2007 to 12/31/2007	$14.12	$15.04	245581.1

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

BlackRock Large Cap Growth V.I.
3/4/2005 to 12/31/2005	$11.22	$12.19	17645.9865
1/1/2006 to 12/31/2006	$12.19	$12.85	53929.134
1/1/2007 to 12/31/2007	$12.85	$13.70	113819.3
BlackRock Large Cap Value V.I.
3/4/2005 to 12/31/2005	$11.99	$12.85	319334.5746
1/1/2006 to 12/31/2006	$12.85	$14.67	176196.5499
1/1/2007 to 12/31/2007	$14.67	$15.27	248634.7
BlackRock Value Opportunities V.I.
3/4/2005 to 12/31/2005	$11.04	$12.01	37016.5687
1/1/2006 to 12/31/2006	$12.01	$13.32	90743.361
1/1/2007 to 12/31/2007	$13.32	$12.99	118161.8
BlackRock Equity Dividend
3/4/2005 to 12/31/2005	$10.73	$11.22	11187.2466
1/1/2006 to 12/31/2006	$11.22	$13.19	46411.5606
1/1/2007 to 4/27/2007	$13.19	$14.25	0
BlackRock Global SmallCap
3/4/2005 to 12/31/2005	$10.53	$11.40	36604.8693
1/1/2006 to 12/31/2006	$11.40	$13.23	66380.8995
1/1/2007 to 4/27/2007	$13.23	$14.30	0
BlackRock International Index
3/4/2005 to 12/31/2005	$10.45	$11.31	7706.9061
1/1/2006 to 12/31/2006	$11.31	$14.01	30195.4894
1/1/2007 to 4/27/2007	14.01	$15.08	0
BlackRock Short-Term Bond
3/4/2005 to 12/31/2005	$9.96	$9.96	159959.8204
1/1/2006 to 12/31/2006	$9.96	$10.27	57076.3561
1/1/2007 to 4/27/2007	$10.27	$10.36	0
BlackRock Mid Cap Value Opportunities
3/4/2005 to 12/31/2005	$10.14	$11.15	16903.5197
1/1/2006 to 12/31/2006	$11.15	$12.43	24461.8531
1/1/2007 to 4/27/2007	$12.43	$13.49	0
BlackRock Small Cap Index
3/4/2005 to 12/31/2005	$10.04	$10.41	8097.4239
1/1/2006 to 12/31/2006	$10.41	$12.05	4772.7982
1/1/2007 to 4/27/2007	$12.05	$12.64	0
Cohen & Steers VIF Realty
3/4/2005 to 12/31/2005	$9.97	$11.76	229403.1627
1/1/2006 to 12/31/2006	$11.76	$15.73	390621.3071
1/1/2007 to 12/31/2007	$15.73	$12.47	358159.5
Davis Value
3/4/2005 to 12/31/2005	$11.12	$11.64	151797.8108
1/1/2006 to 12/31/2006	$11.64	$13.16	895472.2625
1/1/2007 to 12/31/2007	$13.16	$13.55	364032.7
Dreyfus VIF Appreciation
3/4/2005 to 12/31/2005	$11.05	$10.93	449668.2959
1/1/2006 to 12/31/2006	$10.93	$12.50	712249.9484
1/1/2007 to 12/31/2007	$12.50	$13.15	936574.1
Eaton Vance Floating-Rate Income
3/4/2005 to 12/31/2005	$10.10	$10.27	255556.881
1/1/2006 to 12/31/2006	$10.27	$10.68	848178.5568
1/1/2007 to 12/31/2007	$10.68	$10.68	108372.2

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Eaton Vance Large-Cap Value
5/1/2007[2] to 12/31/07	$10.38	$10.51	731864.0
Federated Capital Appreciation
3/4/2005 to 12/31/2005	$10.95	$10.86	13955.3208
1/1/2006 to 12/31/2006	$10.86	$12.41	16092.5385
1/1/2007 to 12/31/2007	$12.41	$13.42	927193.6
Federated Kaufmann
3/4/2005 to 12/31/2005	$11.34	$12.48	65507.2318
1/1/2006 to 12/31/2006	$12.48	$14.11	87868.5911
1/1/2007 to 12/31/2007	$14.11	$16.79	453793.2
Templeton Foreign Securities
3/4/2005 to 12/31/2005	$11.65	$12.28	80067.4389
1/1/2006 to 12/31/2006	$12.28	$14.68	118488.1516
1/1/2007 to 12/31/2007	$14.68	$16.69	176456.9
Templeton Growth Securities
3/4/2005 to 12/31/2005	$11.46	$11.88	186301.296
1/1/2006 to 12/31/2006	$11.88	$14.25	198701.7216
1/1/2007 to 12/31/2007	$14.25	$14.36	220724.5
Janus Aspen Forty
5/1/2007[2] to 12/31/2007	$10.60	$13.40	2099769.2
Janus Aspen Mid Cap Growth
5/1/2007[2] to 12/31/2007	$10.58	$11.60	455394.1
Roszel/Delaware Trend
3/4/2005 to 12/31/2005	$10.35	$11.39	3147.8964
1/1/2006 to 12/31/2006	$11.39	$12.06	14238.0723
1/1/2007 to 12/31/2007	$12.06	$13.04	43600.2
Roszel/JPMorgan Multi-Cap Market Neutral
6/30/2006[2] to 12/31/2006	$9.99	$10.14	575227.4836
1/1/2007 to 9/28/2007	$10.14	$10.02	0
Roszel/JP Morgan Small Cap Growth
3/4/2005 to 12/31/2005	$10.91	$11.52	15673.0878
1/1/2006 to 12/31/2006	$11.52	$13.11	33492.3358
1/1/2007 to 12/31/2007	$13.11	$14.42	48196.8
Roszel/Lord Abbett Affiliated
3/4/2005 to 12/31/2005	$11.10	$11.20	30769.497
1/1/2006 to 12/31/2006	$11.20	$12.94	478748.2014
1/1/2007 to 12/31/2007	$12.94	$13.19	633656.2
Roszel/Lord Abbett Bond Debenture
3/4/2005 to 12/31/2005	$10.50	$10.49	36622.4724
1/1/2006 to 12/31/2006	$10.49	$11.27	61659.6945
1/1/2007 to 12/31/2007	$11.27	$11.69	85677.7
Roszel/Lord Abbett Mid Cap Value
3/4/2005 to 12/31/2005	$11.51	$12.03	113819.9032
1/1/2006 to 12/31/2006	$12.03	$13.27	128367.7274
1/1/2007 to 12/31/2007	$13.27	$13.12	410277.3
Roszel/Allianz CCM Capital Appreciation
3/4/2005 to 12/31/2005	$11.42	$11.99	5072.0373
1/1/2006 to 12/31/2006	$11.99	$12.55	8927.3031
1/1/2007 to 12/31/2007	$12.55	$14.53	8288.2

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Roszel/Allianz NFJ Small Cap Value
3/4/2005 to 12/31/2005	$11.60	$12.16	82012.0867
1/1/2006 to 12/31/2006	$12.16	$14.58	122136.2986
1/1/2007 to 12/31/2007	$14.58	$14.81	175851.4
Roszel/Marsico Large Cap Growth
5/1/2006[2] to 12/31/2006	$10.05	$10.14	9687.9119
1/1/2007 to 12/31/2007	$10.14	$12.21	2001529.5
Roszel/Seligman Mid Cap Growth
3/4/2005 to 12/31/2005	$11.17	$12.06	8682.3361
1/1/2006 to 12/31/2006	$12.06	$12.53	21301.8769
1/1/2007 to 12/31/2007	$12.53	$14.35	29584.7
Oppenheimer Capital Appreciation
3/4/2005 to 12/31/2005	$10.75	$11.16	27747.1463
1/1/2006 to 12/31/2006	$11.16	$11.83	40012.0923
1/1/2007 to 12/31/2007	$11.83	$13.27	46467.1
Oppenheimer Main Street/VA
3/4/2005 to 12/31/2005	$10.95	$11.28	22485.0144
1/1/2006 to 12/31/2006	$11.28	$12.74	30023.7386
1/1/2007 to 12/31/2007	$12.74	$13.07	57611.8
Oppenheimer Main Street Small Cap/VA
3/4/2005 to 12/31/2005	$11.50	$12.32	85545.1554
1/1/2006 to 12/31/2006	$12.32	$13.90	33779.1485
1/1/2007 to 12/31/2007	$13.90	$13.50	45369.7
Pioneer Emerging Markets VCT
5/1/2006[2] to 12/31/2006	$11.04	$11.94	25162.5476
1/1/2007 to 12/31/2007	$11.94	$16.75	160401.9
Pioneer Fund VCT
3/4/2005 to 12/31/2005	$11.03	$11.34	281132.3033
1/1/2006 to 12/31/2006	$11.34	$12.99	1271513.341
1/1/2007 to 12/31/2007	$12.99	$13.40	26566.6
Pioneer High Yield VCT
3/4/2005 to 12/31/2005	$10.36	$10.29	69911.2502
1/1/2006 to 12/31/2006	$10.29	$10.96	36123.3027
1/1/2007 to 12/31/2007	$10.96	$11.39	52553.5
Pioneer Small Cap Value VCT
3/4/2005 to 12/31/2005	$11.29	$12.24	9724.371
1/1/2006 to 12/31/2006	$12.24	$13.75	21676.686
1/1/2007 to 12/31/2007	$13.75	$12.56	32864.2
Premier VIT NFJ Dividend Value
5/1/2007[2] to 12/31/2007	$10.49	$9.91	32044.3
Premier VIT OpCap Renaissance
3/4/2005 to 12/31/2005	$10.92	$10.69	26799.0709
1/1/2006 to 12/31/2006	$10.69	$11.71	19995.7435
1/1/2007 to 12/31/2007	$11.71	$12.25	17387.3
Pimco CommodityRealReturn Strategy
3/4/2005 to 12/31/2005	$10.61	$11.38	245492.0735
1/1/2006 to 12/31/2006	$11.38	$10.85	549343.5311
1/1/2007 to 12/31/2007	$10.85	$13.15	807344.3
PIMCO Low Duration
4/27/2007[2] to 12/31/2007	$10.02	$10.49	95346.0

2  Available for allocations of premiums or contract value effective following the close of business.

			Number of
	Accumulation	Accumulation	Accumulation
	Unit Value	Unit Value	Units
	at beginning	at end of	outstanding at
Subaccount	of period	period	end of period

Pimco Real Return
3/4/2005 to 12/31/2005	$10.23	$10.27	87474.9823
1/1/2006 to 12/31/2006	$10.27	$10.18	156097.0104
1/1/2007 to 12/31/2007	$10.18	$11.08	1234097.5
Pimco Total Return
3/4/2005 to 12/31/2005	$10.09	$10.17	989613.7071
1/1/2006 to 12/31/2006	$10.17	$10.39	2299468.754
1/1/2007 to 12/31/2007	$10.39	$11.12	3764323.5
Van Kampen Comstock
3/4/2005 to 12/31/2005	$11.01	$11.19	424731.4322
1/1/2006 to 12/31/2006	$11.19	$12.79	141044.558
1/1/2007 to 12/31/2007	$12.79	$12.33	173239.6
Wanger International Small Cap
4/27/2007[2] to 12/31/2007	$10.74	$11.25	92709.9
Wanger U.S. Smaller Companies
3/4/2005 to 12/31/2005	$11.54	$12.48	167388.2005
1/1/2006 to 12/31/2006	$12.48	$13.25	652980.3718
1/1/2007 to 12/31/2007	$13.25	$13.73	135857.3

2  Available for allocations of premiums or contract value effective following the close of business.

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements
Administrative Services Arrangements
Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

Appendix A – Example of Bonus Payment and Recapture

Example:  You purchase a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2008. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2009 and pay a subsequent premium of $200,000 on August 1, 2009. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus
							Amount
		Transactions		Bonus Amounts		Account	Subject to
Date		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2008	The contract is issued	$400,000		$18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP) Year 1 x Bonus 1 = 100% x $18,000 = $18,000

5/10/2009	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2009	Owner takes a $155,000 withdrawal		$155,000		$2,925	$273,775	$8,775
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums = $431,700 — $11,700 — $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $40,000 = $115,000
	Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior = ($115,000 — $20,000)/ ($400,000 — $20,000) = $95,000/$380,000 = .250000
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio = $11,700 x .250000 = $2,925
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $2,925/0.65) = $8,775

8/1/2009	Owner puts in $200,000 additional premium	$200,000		$5,000		$455,000	$13,775
	Assume account value decreased to $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $5,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $5,000 = $5,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $2,925/65%) = $8,775

5/10/2010	Second contract anniversary					$450,000	$9,050
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $2,925/65%) = $4,050
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($5,000 — $0) = $5,000

5/10/2011	Third contract anniversary					$475,000	$3,250
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $2,925/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($5,000 — $0) = $3,250

Appendix B – Example of Maximum Anniversary Value GMDB

Example:  Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2008 and a subsequent premium of $10,000 on June 28, 2009. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2009. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

					(A)
					GMDB	(B)
			Transactions		MAV	Account
Date			Prem.	Withdr.	Base	Value	Death Benefit

5/10/2008	The contract is issued		$100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/08 anniversary value = Initial Premium on 5/10/08 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2009	First contract anniversary				$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/09 anniversary value = account value on 5/10/09 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $110,000

6/28/2009	Owner puts in $10,000 additional premium		$10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/09 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $120,000

8/3/2009	Owner takes a $5,000 withdrawal			$5,000	$114,000	$95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x	GMDB MAV Base before withdrawal (account value before withdrawal )
	= $5,000 x ($120,000/$100,000) = $6,000
	5/10/09 anniversary value = 5/10/09 anniversary value before w/d — adjusted withdrawal = $120,000 — $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000

9/22/2009	Owner takes a $40,000 withdrawal			$40,000	$76,000	$80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x	GMDB MAV Base before withdrawal ( account value before withdrawal )
	= $40,000 x ($114,000/$120,000) = $38,000
	5/10/09 anniversary value = 5/10/09 anniversary value before — adjusted withdrawal = $114,000 — $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $76,000

5/10/2009	Second contract anniversary				$76,000	$70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/09 anniversary value = $76,000
	5/10/10 anniversary value = account value on 5/10/10 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $76,000

Appendix C – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB (Standard)*

Example:  Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2008 and a subsequent premium of $10,000 on June 28, 2009. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2009. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

							(B)
						(A)	GMDB	(C)
				Transactions		GMDB	Roll-Up	Account
Date				Prem.	Withdr.	MAV Base	Base	Value	Death Benefit

5/10/2008	The contract is issued			$100,000		$100,000	$100,000	$100,000	$100,000	(maximum of (A), (B), (C))
5/10/08 anniversary value = Initial Premium on 5/10/08 = $100,000
GMDB MAV Base = greatest of anniversary values = $100,000
	GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000
5/10/2009	First contract anniversary					$110,000	$105,000	$110,000	$110,000	(maximum of (A), (B), (C))
Assume account value increased by $10,000 due to positive investment performance.
5/10/09 anniversary value = account value on 5/10/09 = $110,000
GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $110,000
	GMDB Roll-Up Base = 5/10/08 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000
6/28/2009	Owner puts in $10,000 additional premium			$10,000		$120,000	$115,690	$114,000	$120,000	(maximum of (A), (B), (C))
Assume account value decreased by $6,000 due to negative investment performance.
5/10/09 anniversary value = anniversary value before premium + additional premium = $120,000
GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $120,000
GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium
	= $105,000 × (1.05)ˆ(49/365) + $10,000 = $115,690
8/3/2009	Owner takes a $5,000 withdrawal				$5,000	$114,000	$111,200	$95,000	$114,000	(maximum of (A), (B), (C))
	Assume account value decreased by $14,000 due to negative investment performance.
	MAV adj. w/d	= withdrawal ×	GMDB MAV Base before withdrawal (account value before withdrawal )
		= $5,000 × ($120,000/$100,000) = $6,000
	5/10/09 anniversary value = 5/10/09 anniversary value before w/d – MAV adj. w/d = $120,000 – $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000
	Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
	GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d = $105,000 × (1.05)ˆ(85/365) + $10,000 – $5,000 = $111,200
9/22/2009	Owner takes a $40,000 withdrawal				$40,000	$76,000	$74,608	$80,000	$80,000	(maximum of (A), (B), (C))
	Assume account value increased by $25,000 due to positive investment performance.
	MAV adj. w/d	= withdrawal ×	GMDB MAV Base before withdrawal (account value before withdrawal )
		= $40,000 × ($114,000/$120,000) = $38,000
	5/10/09 anniversary value = 5/10/09 anniversary value before w/d – MAV adj. w/d
		= $114,000 – $38,000 = $76,000
	Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. W/d	= withdrawal ×	GMDB Roll-Up Base before withdrawal (account value before withdrawal )
		= $40,000 ×	$105,000 × (1.05)ˆ(135/365) + $10,000 – $5,000) = $37,304 ($120,000
	GMDB Roll-Up Base	= 5/10/09 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/ds
		= $105,000 x (1.05)ˆ(135/365) + $10,000 – $5,000 – $37,304 = $74,608
5/10/2010	Second contract anniversary					$76,000	$77,946	$70,000	$77,946	(maximum of (A), (B), (C))
	Assume account value decreased by $10,000 due to negative investment performance. 5/10/10 anniversary value = account value on 5/10/10 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $76,000
	GMDB Roll-Up Base	= 5/10/08 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
		= $105,000 x 1.05 + $10,000 – $5,000 – $37,304 = $77,946

*For purposes of this example, assume the contract is not issued in the state of Washington.

Appendix D – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”

Example: Assume that a couple (ages 60 and 55) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and makes an initial premium payment of $100,000. The account value (less uncollected charges) as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$45,000

Assuming the account value (less uncollected charges) is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

*	For purposes of this example, assume the Contract is not issued in the state of Washington.

APPENDIX E — Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts:  Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract on July 1, 2008 with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

			GMIB EXTRA Rider
			(Applicable to contract		GMIB EXTRA Rider
			owners who purchased the		(Applicable to contract owners
			Contract prior to June 23,		who purchased the Contract on or
	GMIB Rider		2008)		after June 23, 2008)****)
	GMIB	Annual GMIB	GMIB	Annual GMIB	GMIB	Annual GMIB
Contract Anniversary*	Base	Payments**	Base	Payments**	Base	Payments**
(5th) July 1, 2013	$127,628	Not Available For Exercise	$127,628	Not Available For Exercise	$133,823	Not Available For Exercise

(10th) July 1, 2018	$162,889	$9,011	$162,889	$9,011	$179,085	$8,682

(15th) July 1, 2023	$207,893	$12,997	$207,893	$12,997	$239,656	$13,085

(20th) July 1, 2028	$265,330	$18,976	$265,330	$18,976	$320,714	$20,013

(25th) July 1, 2033	$265,330	$21,715	$338,635	$27,714	$429,187	$30,798

(30th) July 1, 2038***	$265,330	$24,516	$432,194	$39,935	$574,349	$47,418

(35th) July 1, 2043	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

****	Subject to state availability.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX F — Example of GMWB

Example:  You purchase a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2008 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately take your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		TRANSACTIONS		CONTRACT
DATE		PREM.	WITHDR.	VALUE	GMWB BASE	GLA

7/1/2008	The Contract is issued and the owner takes a $6,000 withdrawal.	$100,000		$94,000	$100,000	$6,000
	The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2011	10th Monthiversary in the second contract year			$120,000	$100,000	$6,000
	Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthiversary value since issue. Assume no prior annual ratchet
7/1/2011	Third contract anniversary			$115,000	$120,000	$7,200
	Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthiversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%
8/15/2011	Owner takes a $7,200 withdrawal		$7,200	$103,000	$120,000	$7,200
	Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the Contract Year
10/1/2011	Owner takes a $35,000 withdrawal		$35,000	$65,000	$65,000	$3,900
	Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal
	Adj. Excess w/d = Excess w/d x GMWB Base before the excess withdrawal ( account value before the excess withdrawal )
	= ($35,000) x ($120,000 / $100,000) = $35,000 x (6/5)
	= $42,000
	GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	= Min ($120,000 — $42,000, $65,000) = $65,000
7/1/2012	Fourth contract anniversary			$64,000	$65,000	$3,900
	Assume contract value decreased by $1,000 to $64,000 due to negative investment performance.
10/1/2012	Owner takes a $39,900 withdrawal		$39,900	$16,000	$16,000	$960
	Assume contract value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x GMWB Base before the excess withdrawal ( account value before the excess withdrawal )
	= $36,000 x ($65,000 / ($55,900 — $3,900) ) = $36,000 x (5/4)
	= $45,000
	GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
	= Min ($65,000 — $45,000, $55,900 — $39,900)
	= Min ($20,000, $16,000) = $16,000
7/1/2020	Twelfth Contract Anniversary — Owner requests a $800 withdrawal		$800	$—	* GMWB RIDER TERMINATED*
	Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.
	You receive the remaining $800 of contract value and the Company pays You an additional $160 The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 / 12 =$80 are established with an Annuity Date of 7/1/2021

Appendix G – GMIB and GMWB Investment Categories

GMIB and GMWB
Investment Categories	Subaccounts
Large Cap	AIM VI Basic Value, AllianceBernstein VPS Value, American Century VP Ultra, Davis Value, Dreyfus VIF Appreciation, Federated Capital Appreciation II, Roszel/Lord Abbett Affiliated, Roszel/Marsico Large Cap Growth, BlackRock S&P 500 Index VI, BlackRock Fundamental Growth VI, BlackRock Basic Value VI, BlackRock Large Cap Core VI, BlackRock Large Cap Growth VI, BlackRock Large Cap Value VI, Eaton Vance VT Large-Cap Value, Janus Aspen Forty, Oppenheimer Main Street/VA, Oppenheimer Capital Appreciation/VA, Roszel/Allianz CCM Capital Appreciation, Pioneer Fund VCT, Premier VIT NFJ Dividend Value, Van Kampen Comstock, American Funds – AFIS Growth, American Funds – AFIS Growth – Income, ATST Transamerica Equity, ATST Transamerica Growth Opportunities

Mid Cap	AIM VI Mid Cap Core Equity, Federated Kaufmann II, Roszel/Lord Abbett MidCap Value, Janus Aspen Mid Cap Growth, Roszel/Seligman Mid-Cap Growth

Small Cap	AllianceBernstein VPS Small Mid Cap Value, Roszel/Delaware Trend, Roszel/JPMorgan Small Cap Growth, BlackRock Value Opportunities VI, Oppenheimer Main Street Small Cap VA, Roszel/Allianz NFJ Small Cap Value, Wanger U.S. Smaller Companies, Pioneer Small Cap Value VCT, ATST Transamerica Small/Mid Cap Value

International	AllianceBernstein VPS International Value, Pioneer Emerging Markets VCT, Templeton VIP Growth Securities, Templeton VIP Foreign Securities, BlackRock International Value VI, American Funds – AFIS International, Wanger International Small Cap, BlockRock Global Growth VI

Balanced	BlackRock Global Allocation VI, American Funds – AFIS Asset Allocation

Money Market	BlackRock Money Market VI

Fixed Income	EatonVance VT Floating Rate Income, Roszel/Lord Abbett Bond Debenture, BlackRock Total Return VI, BlackRock Government Income VI, BlackRock High Income VI, PIMCO Total Return, PIMCO Real Return, Pioneer High Yield VCT, American Funds – AFIS Bond, PIMCO VIT Low Duration

Alternative	PIMCO CommodityRealReturn Strategy, Pioneer Real Estate Shares VCT, ATST Transamerica Convertible Securities

Appendix H — GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix I – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus.

States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Ten Day Right to Review (“Free Look”)”	For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.
	See “Automatic Investment Feature” See “Partial Withdrawals – Systematic Withdrawal Program” See “Dollar Cost Averaging”	This feature begins 35 days after contract date. This feature begins 35 days after the contract date. This feature begins 35 days after the contract date.

Maryland	C Class Contracts L Class Contracts	Not available.

Minnesota	“Guaranteed Minimum Income Benefit,” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit”	Currently not available.

Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.

Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.

Washington	See “Bonus Payment and Recapture”	For XC (bonus) Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
	See “Death Benefit – GMDB Roll-Up Base A”	Interest rate credited to premiums allocated to subaccounts (other than restricted subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.
	“Additional Death Benefit”	Not available.

Appendix J – Differences Between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age is 75 (older annuitant). No minimum issue age. No restrictions on owner(s) and annuitant(s).	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Only spouses may be co-owners, and natural owner(s) must be annuitant(s).

Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or June 23, 2008) (1.20% maximum).

Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.

Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).

GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.

GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.

Optional Reset	No optional resets of GMIB Roll-Up Base. (restarts the 10-year waiting period).	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday

No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix K – Differences Between the Single Life GMWB and the Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge
• The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum)

• The current charge is 0.80% (1.55% maximum) if you elect the Income Enhancement Benefit.

• The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum).

• The current charge is 1.15% (2.00% maximum) if you elect the Income Enhancement Benefit.

Contract Structuring	Co-owners and joint annuitants are not permitted.	Co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as primary beneficiary.

Owner/ Annuitant Changes
• Changing an owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation prior to the first withdrawal, where the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

• In either case, the Lifetime Income Percentage may change because it is based on the new owner’s age on the date of the change.

• The new owner/annuitant must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse.

• Adding a new co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. Where a new owner/annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

• The Lifetime Income Percentage may change upon any ownership change, as it is based upon the age of the younger owner, but will not decrease upon spousal continuation if the spouse is a co-owner under the Joint Life rider.

• If a co-owner/joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change, based upon the remaining owner/annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

• The new co-owner/joint annuitant must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix L – GMWB Variations Depending on Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

Step-Up of
	Lifetime		Cancellation of	Re-Election of
	Income	Step-Up of the	the GMWB	the GMWB	GMWB MAV	Automatic Roll-
	Percentage	GMWB Base	Rider	Rider	Base	Up Reset
If you purchased your Contract prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger owner if there are co-owners) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.	You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and
					(b) is the sum of all additional premiums since the last contract anniversary.	Not available.

If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:	Same as above.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.

If you purchased your Contract on or after January 12, 2007; but prior to June 23, 2008:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger owner if there are co-owners) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date	Same as above.	On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

Step-Up of
Lifetime		Cancellation of	Re-Election of
Income	Step-Up of the	the GMWB	the GMWB	GMWB MAV	Automatic Roll-
Percentage	GMWB Base	Rider	Rider	Base	Up Reset
If you purchased your Contract on or after June 23, 2008	Same as above.	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.	Same as above.	Same as above.	The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and
				(b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.	On each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary.

Income
	Minimum Age Requirement to	Enhancement
	Purchase the GMWB*	Benefit
If you purchased your Contract prior to January 11, 2008	You and your co-owner (if applicable) must be at least 60 years old.	Not available.

If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your co-owner (if applicable) must be at least 55 years old.	Not available.

If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*	Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”

Merrill Lynch Life Variable Annuity
Separate Account A (the “Separate Account”)

Flexible Premium Individual Deferred
Variable Annuity Contract (the “Contract”)
issued by
Merrill Lynch Life Insurance Company

Home Office: 425 West Capital Avenue
Suite 1800
Little Rock, Arkansas

Service Center: P.O. Box 44222
Jacksonville, Florida 32231-4222
4802 Deer Lake Drive East
Jacksonville, Florida 32246
Phone: (800) 535-5549

offered through
Transamerica Capital, Inc.	Statement of Additional Information May 1, 2008 Merrill Lynch Investor Choice Annuity® (Investor Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company (“Merrill Lynch Life”) on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2008, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

Table of Contents

OTHER INFORMATION	2
Selling the Contract	2
Financial Statements	2
Administrative Services Arrangements	2
Keep Well Agreement	2
CALCULATION OF YIELDS AND TOTAL RETURNS	3
Money Market Yield	3
Other Subaccount Yields	4
Total Returns	4
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A	S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY	G-1

1

Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2007, 2006, and 2005, MLPF&S received $14,095,313, $13,882,700 and $9,252,194, respectively, in commissions.

Financial Statements

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

Administrative Services Arrangements

Merrill Lynch Life entered into a Service Agreement with its former parent, Merrill Lynch Insurance Group, Inc. (“MLIG”), pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and certain contracts, including these Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. (“MLIG Services”), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services’ actual costs. For the years ended December 31, 2007, 2006, and 2005, $27.0 million, $29.7 million, and $33.1 million, respectively, in administrative services fees were paid.

Keep Well Agreement

On December 28, 2007, AEGON USA entered into a “keep well” agreement with Merrill Lynch Life. Under the agreement, so long as Merrill Lynch Life is a wholly owned subsidiary of AEGON USA, AEGON USA will ensure that Merrill Lynch Life maintains tangible net worth equal to at least $5 million. At December 31, 2007, the tangible net worth of Merrill Lynch Life was in excess $5 million. The agreement has a duration of three years so long as Merrill Lynch Life is a wholly owned affiliate of AEGON USA and it may be terminated by either party upon one year’s written notice. The agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. Upon mutual consent of AEGON USA and Merrill Lynch Life, the agreement may be modified or amended in ways not less favorable to Merrill Lynch Life or its contract owners.

2

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

Current Yield = ((NCF − ES)/UV) × (365/7)

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF − ES)/UV))(365/7) − 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.
ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

3

Other Subaccount Yields

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.
ES	=	expenses of the subaccount for the 30-day or one-month period.
U	=	the average number of units outstanding.
UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had

4

been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

	Fund Inception	Subaccount Inception
Fund	Date	Date

Transamerica Convertible Securities VP (Service Class)	May 1, 2003	May 1, 2008
Transamerica Equity VP (Service Class)	May 1, 2003	May 1, 2008
Transamerica Growth Opportunities VP (Service Class)	May 1, 2003	May 1, 2008
Transamerica Small/Mid Cap Value VP (Service Class)	May 1, 2004	May 1, 2008
AIM V.I. Basic Value Fund (Series I)	September 10, 2001	March 4, 2005
AIM V.I. Mid Cap Core Equity Fund (Series I)	September 10, 2001	March 4, 2005
AllianceBernstein VPS International Value Portfolio (Class A)	May 10, 2001	May 1, 2007
AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class A)	May 2, 2001	March 4, 2005
AllianceBernstein VPS Value Portfolio (Class A)	July 22, 2002	March 4, 2005
American Century VP Ultra® Fund (Class I)	May 1, 2001	May 1, 2004
American Fund Asset Allocation Fund (Class 2)******	August 1, 1989	March 4, 2005
American Fund Bond Fund (Class 2)******	January 2, 1996	March 4, 2005
American Fund Growth Fund (Class 2)******	February 8, 1984	March 4, 2005
American Fund Growth-Income Fund (Class 2)******	February 8, 1984	March 4, 2005
American Fund International Fund (Class 2)******	May 1, 1990	March 4, 2005
BlackRock Basic Value V.I. Fund (Class I)	July 1, 1993	July 1, 1993
BlackRock Total Return V.I. Fund (Class I)	April 29, 1982	February 21, 1992
BlackRock Fundamental Growth V.I. Fund (Class I)	April 3, 2000	April 3, 2000
BlackRock Global Allocation V.I. Fund (Class I)	February 21, 1992	February 21, 1992
BlackRock Global Growth V.I. Fund (Class III)	June 5, 1998	May 1, 2008
BlackRock Government Income V.I. Fund (Class I)	May 16, 1994	May 16, 1994
BlackRock High Income V.I. Fund (Class I)	April 29, 1982	February 21, 1992
BlackRock International Value V.I. Fund (Class I)	June 10, 1998	June 10, 1998
BlackRock Large Cap Core V.I. Fund (Class I)	April 29, 1982	February 21, 1992
BlackRock Large Cap Growth V.I. Fund (Class I)	April 30, 1999	June 18, 1999
BlackRock Large Cap Value V.I. Fund (Class I)	April 23, 2001	May 1, 2001
BlackRock Money Market V.I. Fund (Class I)	February 21, 1992	February 21, 1992
BlackRock S&P 500 Index V.I. Fund (Class I)	December 13, 1996	December 18, 1996
BlackRock Value Opportunities V.I. Fund (Class I)	April 29, 1982	February 21, 1992
Davis Value Portfolio	July 1, 1999	April 3, 2000
Dreyfus VIF Appreciation Portfolio (Service Class)*******	December 31, 2000	March 4, 2005
Eaton Vance VT Floating-Rate Income Fund	May 2, 2001	March 4, 2005
Eaton Vance VT Large-Cap Value	May 1, 2007	May 1, 2007
Federated Capital Appreciation Fund II (Primary Class)	June 19, 2000	May 1, 2004
Federated Kaufmann Fund II (Primary Class)	April 30, 2002	May 1, 2004
Templeton Foreign Securities Fund (Class 2)*	May 1, 1992	March 4, 2005
Templeton Growth Securities Fund (Class 2)**	March 15, 1994	March 4, 2005
Janus Aspen Forty Portfolio (Service Class)	May 1, 1997	May 1, 2007
Janus Aspen Mid Cap Growth Portfolio (Service Class)	September 13, 1993	May 1, 2007
MLIG VIT Roszel/Allianz CCM Capital Appreciation Portfolio	May 1, 2003	May 1, 2003
MLIG VIT Roszel/Allianz NFJ Small Cap Value Portfolio	July 1, 2002	July 1, 2002
MLIG VIT Roszel/Delaware Trend Portfolio	May 1, 2003	May 1, 2003
MLIG VIT Roszel/JPMorgan Small Cap Growth Portfolio	July 1, 2002	July 1, 2002
MLIG VIT Roszel/Lord Abbett Affiliated Portfolio	May 1, 2003	May 1, 2003
MLIG VIT Roszel/Lord Abbett Bond Debenture Portfolio	July 1, 2002	July 1, 2002
MLIG VIT Roszel/Lord Abbett Mid-Cap Value Portfolio	July 1, 2002	July 1, 2002
MLIG VIT Roszel/Marsico Large Cap Growth Portfolio	July 1, 2002	May 1, 2006
MLIG VIT Roszel/Seligman Mid-Cap Growth Portfolio	July 1, 2002	July 1, 2002
Oppenheimer Capital Appreciation Fund/VA (Service Class)	September 18, 2001	March 4, 2005
Oppenheimer Main Street Fund®/VA (Service Class)	July 13, 2000	March 4, 2005

5

	Fund Inception	Subaccount Inception
Fund	Date	Date

Oppenheimer Main Street Small Cap Fund®/VA (Service Class)	July 16, 2001	March 4, 2005
Pioneer Emerging Markets Portfolio VCT (Series II)	October 30, 1998	May 1, 2006
Pioneer Fund VCT Portfolio (Series II)***	February 13, 1928	March 4, 2005
Pioneer High Yield VCT Portfolio (Series II)****	February 12, 1998	March 4, 2005
Pioneer Real Estate Shares VCT Portfolio (Series II)	March 1, 1995	May 1, 2008
Pioneer Small Cap Value VCT Portfolio (Series II)*****	February 28, 1997	March 4, 2005
PIMCO CommodityRealReturn Strategy Portfolio (Administrative Class)	June 30, 2004	March 4, 2005
PIMCO Low Duration (Administrative Class)	February 16, 1999	May 1, 2007
PIMCO Real Return Portfolio (Administrative Class)	September 30, 1999	March 4, 2005
PIMCO Total Return Portfolio (Administrative Class)	December 31, 1997	April 3, 2000
Premier VIT NFJ Dividend Value	July 1, 2003	May 1, 2007
Van Kampen LIT Comstock Portfolio (Class I)	April 30, 1999	May 1, 2004
Wanger International Small Cap†	May 3, 1995	May 1, 2007
Wanger U.S. Smaller Companies†	May 3, 1995	March 4, 2005

*	Because Class 2 shares were first available on May 1, 1997, performance shown for periods prior to that date represents the historical results of Class 1 shares. For periods beginning on May 1, 1997 Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

**	Because Class 2 shares were first available on January 6, 1999, performance shown for periods prior to that date represents historical results of Class 1 shares. For periods beginning January 6, 1999, Class 2’s results reflect an additional 12b-1 fee expense, which also affects future performance.

***	Because Class II shares were first available on October 31, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

****	Because Class II shares were first available on May 1, 2000, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

*****	Because Class II shares were first available on November 8, 2001, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

******	Because Class 2 shares were first available on April 30, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class 2.

*******	Because Service shares were first available on December 31, 2000, performance is based on the performance of Initial shares prior to that date. The historical performance of the Fund’s Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower.

†	It is expected on June 1, 2008, Wanger International Small Cap will change its name to Wanger International and Wanger U.S. Smaller Companies will change its name to Wanger USA.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

TR = ((ERV/P)(1/N)) – 1

6

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).
ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P	=	a hypothetical initial payment of $1,000.
N	=	the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Merrill Lynch Life Insurance Company
We have audited the accompanying statement of assets and liabilities of each of the investment divisions disclosed in Note 1 which comprises the Merrill Lynch Life Variable Annuity Separate Account A (the “Account”), as of December 31, 2007, and the related statement of operations and changes in net assets for the period ended December 31, 2007. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Merrill Lynch Life Variable Annuity Separate Account A for each of the periods presented through December 31, 2006, were audited by other auditors whose report dated March 30, 2007, expressed an unqualified opinion on those financial statements.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2007, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the 2007 financial statements referred to above present fairly, in all material respects, the financial position of the investment divisions comprising the Merrill Lynch Life Variable Annuity Separate Account A at December 31, 2007, and the results of each of their operations and changes in net assets for the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 28, 2008

[DELOITTE & TOUCHE LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors Merrill Lynch Life Insurance Company
We have audited the statements of operations and changes in net assets of each of the investment divisions disclosed in Note 1 which comprise the Merrill Lynch Life Variable Annuity Separate Account A (the “Account”) for the period ended December 31, 2006. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the results of operations and changes in net assets of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account A for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York

March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2007

	Divisions Investing In
	BlackRock				BlackRock	BlackRock
	Balanced	BlackRock		BlackRock	Fundamental	Global	BlackRock
	Capital V.I.	Basic Value	BlackRock Total	Money Market	Growth V.I.	Allocation V.I.	Global Growth
(In thousands)	Fund	V.I. Fund	Return V.I. Fund a	V.I. Fund	Fund	Fund	V.I. Fund
Assets
BlackRock Balanced Capital V.I. Fund, 3,390 shares (Cost $39,664)	$48,000	$—	$—	$—	$—	$—	$—
BlackRock Basic Value V.I. Fund, 38,197 shares (Cost $540,311)	—	529,416	—	—	—	—	—
BlackRock Total Return V.I. Fund, 26,548 shares (Cost $312,114)	—	—	312,479	—	—	—	—
BlackRock Money Market V.I. Fund, 231,759 shares (Cost $231,759)	—	—	—	231,759	—	—	—
BlackRock Fundamental Growth V.I. Fund, 16,256 shares (Cost $124,184)	—	—	—	—	142,238	—	—
BlackRock Global Allocation V.I. Fund, 41,020 shares (Cost $517,822)	—	—	—	—	—	657,559	—
BlackRock Global Growth V.I. Fund, 3,842 shares (Cost $38,048)	—	—	—	—	—	—	69,239

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$48,000	$529,416	$312,479	$231,759	$142,238	$657,559	$69,239

Net Assets
Accumulation Units	$48,000	$529,416	$312,479	$231,759	$142,238	$657,559	$69,239

a	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	BlackRock					BlackRock	BlackRock
	Government	BlackRock	BlackRock S&P	BlackRock	BlackRock	Large Cap	Large Cap
	Income V.I.	High Income	500 Index V.I.	International	Large Cap Core	Growth V.I.	Value V.I.
(In thousands)	Fund	V.I. Fund	Fund	Value V.I. Fund	V.I. Fund	Fund	Fund
Assets
BlackRock Government Income V.I. Fund, 21,244 shares (Cost $225,529)	$219,243	$—	$—	$—	$—	$—	$—
BlackRock High Income V.I. Fund, 19,027 shares (Cost $141,029)	—	138,136	—	—	—	—	—
BlackRock S&P 500 Index V.I. Fund, 11,058 shares (Cost $181,692)	—	—	205,673	—	—	—	—
BlackRock International Value V.I. Fund, 18,172 shares
(Cost $237,465)	—	—	—	261,310	—	—	—
BlackRock Large Cap Core V.I. Fund, 14,029 shares (Cost $390,595)	—	—	—	—	417,371	—	—
BlackRock Large Cap Growth V.I. Fund, 13,059 shares (Cost $132,608)	—	—	—	—	—	165,984	—
BlackRock Large Cap Value V.I. Fund, 10,164 shares (Cost $136,395)	—	—	—	—	—	—	135,381

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$219,243	$138,136	$205,673	$261,310	$417,371	$165,984	$135,381

Net Assets
Accumulation Units	$219,243	$138,136	$205,673	$261,310	$417,371	$165,984	$135,381

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In

	BlackRock Utilities &	BlackRock Value	AIM V.I.	AIM V.I. Capital	AIM V.I.	AIM V.I. Mid
	Telecommunications	Opportunities V.I.	Basic Value	Appreciation	International	Cap Core Equity	AIM V.I. Core
(In thousands)	V.I. Fund	Fund	Fund	Fund	Growth Fund	Fund	Equity Fund
Assets
BlackRock Utilities & Telecommunications V.I. Fund, 2,750 shares (Cost $26,924)	$34,650	$—	$—	$—	$—	$—	$—
BlackRock Value Opportunities V.I. Fund, 12,345 shares (Cost $287,835)	—	235,904	—	—	—	—	—
AIM V.I. Basic Value Fund, 33 shares (Cost $439)	—	—	425	—	—	—	—
AIM V.I. Capital Appreciation Fund, 2,107 shares (Cost $44,827)	—	—	—	61,884	—	—	—
AIM V.I. International Growth Fund, 532 shares (Cost $13,477)	—	—	—	—	17,877	—	—
AIM V.I. Mid Cap Core Equity Fund, 195 shares (Cost $2,759)	—	—	—	—	—	2,848	—
AIM V.I. Core Equity Fund, 3,352 shares (Cost $85,046)	—	—	—	—	—	—	97,574
Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$34,650	$235,904	$425	$61,884	$17,877	$2,848	$97,574

Net Assets
Accumulation Units	$34,650	$235,904	$425	$61,884	$17,877	$2,848	$97,574

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	VPS Global	VPS Growth and	VPS International	VPS Large Cap	VPS Small/Mid Cap	VPS Value Portfolio	American Century VP
(In thousands)	Technology Portfolio	Income Portfolio	Value Portolio b	Growth Portfolio	Value Portfolio	c	International Fund
Assets
AllianceBernstein VPS Global Technology Portfolio, 260 shares (Cost $4,674)	$5,386	$—	$—	$—	$—	$—	$—
AllianceBernstein VPS Growth and Income Portfolio, 1,093 shares (Cost $27,308)	—	29,303	—	—	—	—	—
AllianceBernstein VPS International Value Portfolio, 83 shares (Cost $2,147)	—	—	2,099	—	—	—	—
AllianceBernstein VPS Large Cap Growth Portfolio, 5,447 shares (Cost $177,943)	—	—	—	166,737	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio, 565 shares (Cost $10,494)	—	—	—	—	9,662	—	—
AllianceBernstein VPS Value Portfolio, 211 shares (Cost $3,277)	—	—	—	—	—	2,937	—
American Century VP International Fund, 6,861 shares (Cost $55,706)	—	—	—	—	—	—	81,366

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$5,386	$29,303	$2,099	$166,737	$9,662	$2,937	$81,366

Net Assets
Accumulation Units	$5,386	$29,303	$2,099	$166,737	$9,662	$2,937	$81,366

b	Commenced operations effective May 1, 2007.

c	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
							Cohen &
		American Funds			American Funds	American Funds	Steers VIF
	American Century	Asset Allocation	American Funds	American Funds	Growth-Income	International	Realty Fund,
(In thousands)	VP Ultra® Fund	Fund	Bond Fund	Growth Fund	Fund	Fund d	Inc.
Assets
American Century VP Ultra® Fund, 1,683 shares (Cost $17,749)	$20,450	$—	$—	$—	$—	$—	$—
American Funds Asset Allocation Fund, 937 shares (Cost $16,840)	—	17,235	—	—	—	—	—
American Funds Bond Fund, 5,927 shares (Cost $67,305)	—	—	65,374	—	—	—	—
American Funds Growth Fund, 1,252 shares (Cost $80,531)	—	—	—	83,539	—	—	—
American Funds Growth-Income Fund, 654 shares (Cost $26,964)	—	—	—	—	27,649	—	—
American Funds International Fund, 4,067 shares (Cost $87,251)	—	—	—	—	—	100,539	—
Cohen & Steers VIF Realty Fund, Inc., 960 shares (Cost $14,048)	—	—	—	—	—	—	11,496

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539	$11,496

Net Assets
Accumulation Units	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539	$11,496

d	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
					Federated
		Dreyfus VIF	Eaton Vance VT	Eaton Vance	Capital	Federated
	Davis Value	Appreciation	Floating-Rate	VT Large-Cap	Appreciation	Kaufmann Fund	Janus Aspen
(In thousands)	Portfolio	Portfolio	Income Fund	Value Fund e	Fund II	II	Forty Portfolio f
Assets
Davis Value Portfolio, 12,395 shares (Cost $145,165)	$179,473	$—	$—	$—	$—	$—	$—
Dreyfus VIF Appreciation Portfolio, 767 shares (Cost $33,181)	—	34,216	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund, 239 shares (Cost $2,336)	—	—	2,294	—	—	—	—
Eaton Vance VT Large-Cap Value Fund, 1,942 shares (Cost $20,633)	—	—	—	20,642	—	—	—
Federated Capital Appreciation Fund II, 8,384 shares (Cost $62,304)	—	—	—	—	61,957	—	—
Federated Kaufmann Fund II, 2,184 shares (Cost $35,494)	—	—	—	—	—	41,097	—
Janus Aspen Forty Portfolio, 1,888 shares (Cost $63,933)	—	—	—	—	—	—	77,025

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

Net Assets
Accumulation Units	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

e	Commenced operations effective May 1, 2007.

f	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
							PIMCO VIT
	Janus Aspen			Oppenheimer		Oppenheimer	Commodity
	Mid Cap	MFS®	OpCap	Capital	Oppenheimer	Main Street	RealReturn
	Growth	Emerging	Renaissance	Appreciation	Main Street	Small Cap	Strategy
(In thousands)	Portfolio g	Growth Series	Portfolio	Fund/VA	Fund®/VA	Fund®/VA h	Portfolio
Assets
Janus Aspen Mid Cap Growth Portfolio, 368 shares (Cost $14,330)	$14,345	$—	$—	$—	$—	$—	$—
MFS® Emerging Growth Series, 3,219 shares (Cost $76,771)	—	80,511	—	—	—	—	—
OpCap Renaissance Portfolio, 232 shares (Cost $3,319)	—	—	3,427	—	—	—	—
Oppenheimer Capital Appreciation Fund/VA, 43 shares (Cost $1,778)	—	—	—	1,997	—	—	—
Oppenheimer Main Street Fund®/VA, 41 shares (Cost $960)	—	—	—	—	1,034	—	—
Oppenheimer Main Street Small Cap Fund®/VA, 147 shares (Cost $2,789)	—	—	—	—	—	2,659	—
PIMCO VIT CommodityRealReturn Strategy Portfolio, 2,238 shares (Cost $27,164)	—	—	—	—	—	—	29,876

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876

Net Assets
Accumulation Units	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876

g	Commenced operations effective May 1, 2007.

h	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In

	PIMCO VIT	PIMCO VIT	PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Small
	Low Duration	Real Return	Total Return	Markets VCT	Pioneer Fund	Yield VCT	Cap Value VCT
(In thousands)	Portfolio i	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	Portfolio
Assets
PIMCO VIT Low Duration Portfolio, 215 shares (Cost $2,187)	$2,219	$—	$—	$—	$—	$—	$—
PIMCO VIT Real Return Portfolio, 2,846 shares (Cost $34,689)	—	35,772	—	—	—	—	—
PIMCO VIT Total Return Portfolio, 40,474 shares (Cost $416,445)	—	—	424,573	—	—	—	—
Pioneer Emerging Markets VCT Portfolio, 102 shares (Cost $3,745)	—	—	—	4,413	—	—	—
Pioneer Fund VCT Portfolio, 36 shares (Cost $924)	—	—	—	—	920	—	—
Pioneer High Yield VCT Portfolio, 223 shares (Cost $2,455)	—	—	—	—	—	2,458	—
Pioneer Small Cap Value VCT Portfolio, 82 shares (Cost $1,297)	—	—	—	—	—	—	1,051

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$2,219	$35,772	$424,573	$4,413	$920	$2,458	$1,051

Net Assets
Accumulation Units	$2,219	$35,772	$424,573	$4,413	$920	$2,458	$1,051

i	Effective April 27, 2007, BlackRock Short Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Premier VIT					Roszel/Lord	Roszel/Lord
	NFJ Dividend	Roszel/Allianz CCM	Roszel/Allianz NFJ		Roszel/JPMorgan	Abbett	Abbett Bond
	Value Portfolio	Capital Appreciation	Small Cap Value	Roszel/Delaware	Small Cap Growth	Affiliated	Debenture
(In thousands)	j	Portfolio	Portfolio	Trend Portfolio	Portfolio	Portfolio	Portfolio

Assets
Premier VIT NFJ Dividend Value Portfolio, 103 shares (Cost $1,486)	$1,326	$—	$—	$—	$—	$—	$—
Roszel/Allianz CCM Capital Appreciation Portfolio, 9,363 shares (Cost $117,872)	—	131,264		—	—	—	—
Roszel/Allianz NFJ Small Cap Value Portfolio, 5,891 shares (Cost $81,332)	—	—	80,113	—	—	—	—
Roszel/Delaware Trend Portfolio, 1,948 shares (Cost $25,078)	—	—	—	24,524	—	—	—
Roszel/JPMorgan Small Cap Growth Portfolio, 5,226 shares (Cost $59,134)	—	—	—	—	60,934	—	—
Roszel/Lord Abbett Affiliated Portfolio, 4,095 shares (Cost $51,928)	—	—	—	—	—	53,568	—
Roszel/Lord Abbett Bond Debenture Portfolio, 1,098 shares (Cost $12,309)	—	—	—	—	—	—	12,189

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$1,326	$131,264	$80,113	$24,524	$60,934	$53,568	$12,189

Net Assets
Accumulation Units	$1,326	$131,264	$80,113	$24,524	$60,934	$53,568	$12,189

j	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
					Templeton
	Roszel/Lord	Roszel/Marsico	Roszel/Seligman		Foreign	Templeton	Van Kampen
	Abbett Mid Cap	Large Cap Growth	Mid Cap Growth	Seligman Smaller-	Securities	Growth Securities	Comstock
(In thousands)	Value Portfolio k	Portfolio	Portfolio	Cap Value Portfolio	Fund	Fund	Portfolio
Assets
Roszel/Lord Abbett Mid Cap Value Portfolio, 9,958 shares (Cost $117,429)	$112,230	$—	$—	$—	$—	$—	$—
Roszel/Marisco Large Cap Growth Portfolio, 4,869 shares (Cost $58,630)	—	67,191	—	—	—	—	—
Roszel/Seligman Mid Cap Growth Portfolio, 3,262 shares (Cost $42,149)	—	—	44,794	—	—	—	—
Seligman Smaller-Cap Value Portfolio, 819 shares (Cost $14,455)	—	—	—	14,098	—	—	—
Templeton Foreign Securities Fund, 534 shares (Cost $9,281)	—	—	—	—	10,809	—	—
Templeton Growth Securities Fund, 376 shares (Cost $5,588)	—	—	—	—	—	5,800	—
Van Kampen Comstock Portfolio, 4,137 shares (Cost $55,876)	—	—	—	—	—	—	57,343

Dividends Receivable	—	—	—	—	—	—	—

Total Assets	$112,230	$67,191	$44,794	$14,098	$10,809	$5,800	$57,343

Net Assets
Accumulation Units	$112,230	$67,191	$44,794	$14,098	$10,809	$5,800	$57,343

k	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2007

	Divisions Investing In
	Van Kampen
	Strategic	Wanger	Wanger U.S.
	Growth	International	Smaller
(In thousands)	Portfolio	Small Cap l	Companies
Assets
Van Kampen Strategic Growth Portfolio, 193 shares (Cost $4,404)	$6,496	$—	$—
Wanger International Small Cap, 87 shares (Cost $3,619)	—	3,819	—
Wanger U.S. Smaller Companies, 113 shares (Cost $4,196)	—	—	4,087

Dividends Receivable	—	—	—

Total Assets	$6,496	$3,819	$4,087

Net Assets
Accumulation Units	$6,496	$3,819	$4,087

l	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
							BlackRock
	BlackRock	BlackRock	BlackRock	BlackRock Short-	BlackRock Mid Cap	BlackRock	Balanced	BlackRock
	Equity Dividend	Global SmallCap	International Index	Term Bond	Value Opportunities	Small Cap	Capital V.I.	Basic Value
(In thousands)	Portfolio a	Portfolio b	Portfolio c	Portfolio d	Portfolio e	Index Portfolio f	Fund	V.I. Fund
Investment Income:
Ordinary Dividends (Note 2)	$9	$—	$—	$38	$—	$—	$1,104	$8,553

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(9)	(16)	(9)	(13)	(4)	(4)	(730)	(8,596)

Net Investment Income (Loss)	—	(16)	(9)	25	(4)	(4)	374	(43)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	243	560	(75)	5	50	42	1,954	26,791
Net Change in Unrealized Appreciation (Depreciation) During the Year	(91)	(279)	210	(4)	24	(37)	(96)	(90,354)
Capital Gain Distributions (Note 2)	—	—	—	—	—	—	—	70,684

Net Gain (Loss) on Investments	152	281	135	1	74	5	1,858	7,121

Net Increase (Decrease) in Net Assets
Resulting from Operations	152	265	126	26	70	1	2,232	7,078

Contract Transactions:
Premiums Received from Contract Owners	28	10	6	—	7	4	—	1,703
Contract Owner Withdrawals	(1)	(15)	(1)	(9)	(30)	(13)	(9,078)	(98,173)
Net Transfers In (Out) (Note 3)	(1,776)	(3,362)	(1,842)	(1,982)	(801)	(846)	(1,955)	(15,158)
Contract Charges (Note 6)	(3)	(8)	(4)	(8)	(2)	(2)	(14)	(472)

Net Increase (Decrease) in Net Assets
Resulting from Contract Transactions	(1,752)	(3,375)	(1,841)	(1,999)	(826)	(857)	(11,047)	(112,100)

Total Increase (Decrease) in Net Assets	(1,600)	(3,110)	(1,715)	(1,973)	(756)	(856)	(8,815)	(105,022)
Net Assets, Beginning of Period	1,600	3,110	1,715	1,973	756	856	56,815	634,438

NetAssets,EndofPeriod	$—	$—	$—	$—	$—	$—	$48,000	$529,416

a	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

b	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.

c	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.

d	Effective April 27, 2007, BlackRock Short-Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.

e	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

f	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
						BlackRock
		BlackRock	BlackRock	BlackRock		Government		BlackRock S&P
	BlackRock Total	Money Market	Fundamental Growth	Global Allocation	BlackRock Global	Income V.I.	BlackRock High	500 Index V.I.
(In thousands)	Return V.I. Fund g	V.I. Fund	V.I. Fund	V.I. Fund	Growth V.I. Fund	Fund	Income V.I. Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$16,859	$10,353	$387	$18,029	$658	$12,258	$13,063	$3,895

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4,877)	(3,063)	(1,312)	(8,800)	(802)	(3,434)	(2,275)	(3,268)

Net Investment Income (Loss)	11,982	7,290	(925)	9,229	(144)	8,824	10,788	627

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,378	—	9,490	23,370	3,473	(3,876)	(2,788)	6,979
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,607)	—	(3,322)	29,729	14,454	752	(5,782)	1,280
Capital Gain Distributions (Note 2)	—	—	9,135	30,154	—	—	—	—

Net Gain (Loss) on Investments	(4,229)	—	15,303	83,253	17,927	(3,124)	(8,570)	8,259

Net Increase (Decrease) in Net Assets
Resulting from Operations	7,753	7,290	14,378	92,482	17,783	5,700	2,218	8,886

Contract Transactions:
Premiums Received from Contract Owners	526	349,600	398	2,516	234	205	457	496
Contract Owner Withdrawals	(63,770)	(155,292)	(16,280)	(99,081)	(10,492)	(43,280)	(31,865)	(31,453)
Net Transfers In (Out) (Note 3)	(25,863)	(205,171)	46,697	35,714	10,205	(38,118)	(16,253)	(24,878)
Contract Charges (Note 6)	(214)	(163)	(93)	(642)	(33)	(106)	(93)	(173)

Net Increase (Decrease) in Net Assets
Resulting from Contract Transactions	(89,321)	(11,026)	30,722	(61,493)	(86)	(81,299)	(47,754)	(56,008)

Total Increase (Decrease) in Net Assets	(81,568)	(3,736)	45,100	30,989	17,697	(75,599)	(45,536)	(47,122)
Net Assets, Beginning of Period	394,047	235,495	97,138	626,570	51,542	294,842	183,672	252,795

Net Assets, End of Period	$312,479	$231,759	$142,238	$657,559	$69,239	$219,243	$138,136	$205,673

g	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					BlackRock			AIM V.I.
	BlackRock	BlackRock Large	BlackRock Large	BlackRock Large	Utilities &	BlackRock Value	AIM V.I.	Capital
	International	Cap Core V.I.	Cap Growth V.I.	Cap Value V.I.	Telecommunications	Opportunities V.I.	Basic Value	Appreciation
(In thousands)	Value V.I. Fund	Fund	Fund	Fund	V.I. Fund	Fund	Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$7,068	$4,087	$476	$1,396	$611	$750	$3	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4,198)	(6,154)	(2,358)	(2,127)	(487)	(3,822)	(10)	(931)

Net Investment Income (Loss)	2,870	(2,067)	(1,882)	(731)	124	(3,072)	(7)	(931)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	37,823	(13,731)	8,373	15,740	2,132	7,252	32	(309)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(65,266)	(11,178)	5,283	(28,002)	235	(48,802)	(54)	8,264
Capital Gain Distributions (Note 2)	51,921	57,580	—	20,423	5,488	41,038	28	—

Net Gain (Loss) on Investments	24,478	32,671	13,656	8,161	7,855	(512)	6	7,955

Net Increase (Decrease) in Net Assets Resulting from Operations	27,348	30,604	11,774	7,430	7,979	(3,584)	(1)	7,024

Contract Transactions:
Premiums Received from Contract Owners	660	1,024	563	710	—	578	(6)	187
Contract Owner Withdrawals	(55,227)	(69,671)	(29,194)	(24,572)	(7,779)	(46,351)	(251)	(12,944)
Net Transfers In (Out) (Note 3)	(28,955)	(14,950)	7,696	(7,816)	(1,513)	(19,881)	(7)	(4,639)
Contract Charges (Note 6)	(198)	(324)	(158)	(173)	(7)	(161)	(5)	(33)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(83,720)	(83,921)	(21,093)	(31,851)	(9,299)	(65,815)	(269)	(17,429)

Total Increase (Decrease) in Net Assets	(56,372)	(53,317)	(9,319)	(24,421)	(1,320)	(69,399)	(270)	(10,405)
Net Assets, Beginning of Period	317,682	470,688	175,303	159,802	35,970	305,303	695	72,289

Net Assets, End of Period	$261,310	$417,371	$165,984	$135,381	$34,650	$235,904	$425	$61,884

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				AllianceBernstein
	AIM V.I.	AIM V.I. Mid	AIM V.I.	VPS Global	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Cap Core	Core Equity	Technology	VPS Growth and	VPS International	VPS Large Cap	VPS Small/Mid Cap
(In thousands)	Growth Fund	Equity Fund	Fund	Portfolio	Income Portfolio	Value Portolio h	Growth Portfolio	Value Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$75	$6	$1,132	$—	$355	$2	$—	$131

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(311)	(41)	(1,509)	(57)	(390)	(12)	(2,502)	(229)

Net Investment Income (Loss)	(236)	(35)	(377)	(57)	(35)	(10)	(2,502)	(98)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	2,471	21	4,007	550	668	(5)	(10,296)	2,721
Net Change in Unrealized Appreciation (Depreciation) During the Year	107	137	3,666	200	(934)	(48)	33,474	(2,079)
Capital Gain Distributions (Note 2)	—	41	—	—	1,206	6	—	970

Net Gain (Loss) on Investments	2,578	199	7,673	750	940	(47)	23,178	1,612

Net Increase (Decrease) in Net Assets Resulting from Operations	2,342	164	7,296	693	905	(57)	20,676	1,514

Contract Transactions:
Premiums Received from Contract Owners	49	21	205	7	79	27	418	487
Contract Owner Withdrawals	(4,621)	(55)	(16,838)	(401)	(4,849)	(1)	(31,346)	(718)
Net Transfers In (Out) (Note 3)	(705)	728	(10,664)	1,166	6,635	2,134	(8,439)	(17,141)
Contract Charges (Note 6)	(2)	(18)	(41)	(7)	(3)	(4)	(85)	(114)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(5,279)	676	(27,338)	765	1,862	2,156	(39,452)	(17,486)

Total Increase (Decrease) in Net Assets	(2,937)	840	(20,042)	1,458	2,767	2,099	(18,776)	(15,972)
Net Assets, Beginning of Period	20,814	2,008	117,616	3,928	26,536	—	185,513	25,634

Net Assets, End of Period	$17,877	$2,848	$97,574	$5,386	$29,303	$2,099	$166,737	$9,662

h	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		American Century	American	American			American Funds	American Funds
	AllianceBernstein	VP International	Century VP	Funds Asset	American Funds	American Funds	Growth-Income	International
(In thousands)	VPS Value Portfolio i	Fund	Ultra® Fund	Allocation Fund	Bond Fund	Growth Fund	Fund	Fund j
Investment Income:
Ordinary Dividends (Note 2)	$45	$446	$—	$358	$5,180	$832	$409	$1,377

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(36)	(908)	(298)	(230)	(1,038)	(1,646)	(392)	(1,304)

Net Investment Income (Loss)	9	(462)	(298)	128	4,142	(814)	17	73

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	34	5,607	2,122	319	(147)	6,560	581	1,383
Net Change in Unrealized Appreciation (Depreciation) During the Year	(405)	3,709	2,639	(413)	(3,068)	(3,434)	(842)	7,499
Capital Gain Distributions (Note 2)	88	—	—	458	—	6,635	749	3,680

Net Gain (Loss) on Investments	(283)	9,316	4,761	364	(3,215)	9,761	488	12,562

Net Increase (Decrease) in Net Assets Resulting from Operations	(274)	8,854	4,463	492	927	8,947	505	12,635

Contract Transactions:
Premiums Received from Contract Owners	55	218	46	377	1,678	2,917	712	2,251
Contract Owner Withdrawals	(48)	(10,200)	(3,726)	(364)	(2,372)	(4,137)	(1,360)	(2,872)
Net Transfers In (Out) (Note 3)	2,374	20,216	7,608	6,629	17,712	(10,283)	9,480	33,199
Contract Charges (Note 6)	(18)	(60)	(11)	(96)	(458)	(713)	(171)	(563)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	2,363	10,174	3,917	6,546	16,560	(12,216)	8,661	32,015

Total Increase (Decrease) in Net Assets	2,089	19,028	8,380	7,038	17,487	(3,269)	9,166	44,650
Net Assets, Beginning of Period	848	62,338	12,070	10,197	47,887	86,808	18,483	55,889

Net Assets, End of Period	$2,937	$81,366	$20,450	$17,235	$65,374	$83,539	$27,649	$100,539

i	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

j	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
						Federated
	Cohen & Steers		Dreyfus VIF	Eaton Vance VT	Eaton Vance VT	Capital	Federated
	VIF Realty	Davis Value	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann Fund	Janus Aspen
(In thousands)	Fund, Inc.	Portfolio	Portfolio	Income Fund	Fund k	Fund II	II	Forty Portfolio l
Investment Income:
Ordinary Dividends (Note 2)	$286	$2,057	$389	$1,447	$—	$16	$—	$89

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(227)	(2,926)	(430)	(325)	(2)	(119)	(459)	(577)

Net Investment Income (Loss)	59	(869)	(41)	1,122	(2)	(103)	(459)	(488)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,720	17,626	1,389	(979)	2	169	2,594	3,861
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,201)	(17,556)	(393)	(6)	9	(560)	2,621	13,093
Capital Gain Distributions (Note 2)	189	7,184	—	—	—	—	1,118	—

Net Gain (Loss) on Investments	(3,292)	7,254	996	(985)	11	(391)	6,333	16,954

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,233)	6,385	955	137	9	(494)	5,874	16,466

Contract Transactions:
Premiums Received from Contract Owners	514	898	879	657	12	38	436	887
Contract Owner Withdrawals	(585)	(33,030)	(1,065)	(789)	(2)	(1,475)	(2,004)	(1,054)
Net Transfers In (Out) (Note 3)	(889)	(36,992)	8,422	(22,362)	20,624	62,239	17,929	61,016
Contract Charges (Note 6)	(115)	(294)	(225)	(169)	(1)	(6)	(118)	(290)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(1,075)	(69,418)	8,011	(22,663)	20,633	60,796	16,243	60,559

Total Increase (Decrease) in Net Assets	(4,308)	(63,033)	8,966	(22,526)	20,642	60,302	22,117	77,025
Net Assets, Beginning of Period	15,804	242,506	25,250	24,820	—	1,655	18,980	—

Net Assets, End of Period	$11,496	$179,473	$34,216	$2,294	$20,642	$61,957	$41,097	$77,025

k	Commenced operations effective May 1, 2007.

l	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
				Oppenheimer			PIMCO VIT
	Janus Aspen Mid	MFS®	OpCap	Capital	Oppenheimer	Oppenheimer	CommodityReal	PIMCO VIT
	Cap Growth	Emerging	Renaissance	Appreciation	Main Street	Main Street Small	Return Strategy	Low Duration
(In thousands)	Portfolio m	Growth Series	Portfolio	Fund/VA	Fund®/VA	Cap Fund®/VA n	Portfolio	Portfolio o
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$32	$—	$6	$2	$960	$82

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(2)	(1,128)	(61)	(24)	(14)	(32)	(311)	(27)

Net Investment Income (Loss)	(2)	(1,128)	(29)	(24)	(8)	(30)	649	55

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	4	(8,818)	122	99	24	46	(271)	21
Net Change in Unrealized Appreciation (Depreciation) During the Year	15	24,568	(255)	134	(5)	(237)	3,760	32
Capital Gain Distributions (Note 2)	1	—	402	—	—	51	—	—

Net Gain (Loss) on Investments	20	15,750	269	233	19	(140)	3,489	53

Net Increase (Decrease) in Net Assets Resulting from Operations	18	14,622	240	209	11	(170)	4,138	108

Contract Transactions:
Premiums Received from Contract Owners	27	166	3	52	22	92	574	(14)
Contract Owner Withdrawals	—	(13,530)	(592)	(106)	(36)	(74)	(947)	(1,307)
Net Transfers In (Out) (Note 3)	14,301	(4,416)	(884)	463	417	1,440	8,062	3,445
Contract Charges (Note 6)	(1)	(41)	(8)	(14)	(6)	(14)	(148)	(13)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	14,327	(17,821)	(1,481)	395	397	1,444	7,541	2,111

Total Increase (Decrease) in Net Assets	14,345	(3,199)	(1,241)	604	408	1,274	11,679	2,219
Net Assets, Beginning of Period	—	83,710	4,668	1,393	626	1,385	18,197	—

Net Assets, End of Period	$14,345	$80,511	$3,427	$1,997	$1,034	$2,659	$29,876	$2,219

m	Commenced operations effective May 1, 2007.

n	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.

o	Effective April 27, 2007, BlackRock Short Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
								Roszel/Allianz
		PIMCO VIT	Pioneer Emerging		Pioneer High	Pioneer Small	Premier VIT NFJ	CCM Capital
	PIMCO VIT Real	Total Return	Markets VCT	Pioneer Fund	Yield VCT	Cap Value VCT	Dividend Value	Appreciation
(In thousands)	Return Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	Portfolio	Portfolio p	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$536	$18,051	$11	$369	$112	$6	$24	$439

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(177)	(5,410)	(43)	(522)	(31)	(16)	(7)	(1,869)

Net Investment Income (Loss)	359	12,641	(32)	(153)	81	(10)	17	(1,430)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(91)	(1,751)	165	5,943	23	(57)	(6)	6,039
Net Change in Unrealized Appreciation (Depreciation) During the Year	1,311	14,364	571	(3,610)	(22)	(313)	(159)	1,625
Capital Gain Distributions (Note 2)	82	—	313	—	2	280	75	14,274

Net Gain (Loss) on Investments	1,302	12,613	1,049	2,333	3	(90)	(90)	21,938

Net Increase (Decrease) in Net Assets Resulting from Operations	1,661	25,254	1,017	2,180	84	(100)	(73)	20,508

Contract Transactions:
Premiums Received from Contract Owners	242	3,621	91	1,179	37	33	17	39
Contract Owner Withdrawals	(385)	(52,314)	(67)	(1,492)	(88)	(57)	(4)	(25,055)
Net Transfers In (Out) (Note 3)	30,482	100,447	2,371	(46,863)	492	218	1,389	(5,572)
Contract Charges (Note 6)	(84)	(822)	(17)	(278)	(16)	(7)	(3)	(64)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	30,255	50,932	2,378	(47,454)	425	187	1,399	(30,652)

Total Increase (Decrease) in Net Assets	31,916	76,186	3,395	(45,274)	509	87	1,326	(10,144)
Net Assets, Beginning of Period	3,856	348,387	1,018	46,194	1,949	964	—	141,408

Net Assets, End of Period	$35,772	$424,573	$4,413	$920	$2,458	$1,051	$1,326	$131,264

p	Commenced operations effective May 1, 2007.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE INSURANCE COMPANY STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
					Roszel/Lord	Roszel/Lord
	Roszel/Allianz NFJ		Roszel/JPMorgan		Abbett	Abbett Bond	Roszel/Lord	Roszel/Marsico
	Small Cap Value	Roszel/Delaware	Multi-Cap Market	Roszel/JPMorgan Small	Affiliated	Debenture	Abbett Mid Cap	Large Cap Growth
(In thousands)	Portfolio	Trend Portfolio	Neutral Portfolio q	Cap Growth Portfolio	Portfolio	Portfolio	Value Portfolio r	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$1,969	$—	$591	$—	$446	$785	$638	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(1,354)	(388)	(182)	(947)	(823)	(195)	(1,965)	(583)

Net Investment Income (Loss)	615	(388)	409	(947)	(377)	590	(1,327)	(583)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	7,197	918	(119)	5,250	2,553	(34)	7,818	690
Net Change in Unrealized Appreciation (Depreciation) During the Year	(16,465)	(1,762)	(323)	(8,197)	(2,614)	(146)	(23,556)	8,537
Capital Gain Distributions (Note 2)	11,540	3,599	—	11,078	2,383	28	17,882	—

Net Gain (Loss) on Investments	2,272	2,755	(442)	8,131	2,322	(152)	2,144	9,227

Net Increase (Decrease) in Net Assets Resulting from Operations	2,887	2,367	(33)	7,184	1,945	438	817	8,644

Contract Transactions:
Premiums Received from Contract Owners	487	99	412	167	815	28	708	1,160
Contract Owner Withdrawals	(14,869)	(5,478)	(454)	(12,904)	(5,739)	(2,462)	(23,348)	(961)
Net Transfers In (Out) (Note 3)	(9,708)	(1,351)	(16,064)	(5,580)	3,531	1,724	(4,545)	57,895
Contract Charges (Note 6)	(119)	(22)	(91)	(60)	(175)	(23)	(218)	(268)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(24,209)	(6,752)	(16,197)	(18,377)	(1,568)	(733)	(27,403)	57,826

Total Increase (Decrease) in Net Assets	(21,322)	(4,385)	(16,230)	(11,193)	377	(295)	(26,586)	66,470
Net Assets, Beginning of Period	101,435	28,909	16,230	72,127	53,191	12,484	138,816	721

Net Assets, End of Period	$80,113	$24,524	$—	$60,934	$53,568	$12,189	$112,230	$67,191

q	Effective September 28, 2007, Roszel JPMorgan Multi-Cap Market Neutral Portfolio was liquidated.

r	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2007

	Divisions Investing In
		Seligman	Templeton	Templeton		Van Kampen
	Roszel/Seligman	Smaller-Cap	Foreign	Growth	Van Kampen	Strategic	Wanger	Wanger U.S.
	Mid Cap Growth	Value	Securities	Securities	Comstock	Growth	International	Smaller
(In thousands)	Portfolio	Portfolio	Fund	Fund	Portfolio	Portfolio	Small Cap s	Companies
Investment Income:
Ordinary Dividends (Note 2)	$—	$—	$181	$71	$1,453	$4	$—	$—

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(659)	(277)	(126)	(78)	(1,381)	(118)	(39)	(262)

Net Investment Income (Loss)	(659)	(277)	55	(7)	72	(114)	(39)	(262)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	1,710	813	307	48	4,002	452	22	1,117
Net Change in Unrealized Appreciation (Depreciation) During the Year	1,725	(1,385)	410	(241)	(7,296)	706	200	(1,337)
Capital Gain Distributions (Note 2)	3,980	1,537	413	225	1,792	—	—	1,446

Net Gain (Loss) on Investments	7,415	965	1,130	32	(1,502)	1,158	222	1,226

Net Increase (Decrease) in Net Assets Resulting from Operations	6,756	688	1,185	25	(1,430)	1,044	183	964

Contract Transactions:
Premiums Received from Contract Owners	74	51	256	62	245	14	31	476
Contract Owner Withdrawals	(7,980)	(4,330)	(378)	(43)	(16,261)	(1,994)	(90)	(690)
Net Transfers In (Out) (Note 3)	(491)	(1,312)	2,357	1,168	(7,698)	(729)	3,713	(21,341)
Contract Charges (Note 6)	(47)	(2)	(61)	(40)	(104)	(1)	(18)	(129)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(8,444)	(5,593)	2,174	1,147	(23,818)	(2,710)	3,636	(21,684)

Total Increase (Decrease) in Net Assets	(1,688)	(4,905)	3,359	1,172	(25,248)	(1,666)	3,819	(20,720)
Net Assets, Beginning of Period	46,482	19,003	7,450	4,628	82,591	8,162	—	24,807

Net Assets, End of Period	$44,794	$14,098	$10,809	$5,800	$57,343	$6,496	$3,819	$4,087

s	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPRATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
					BlackRock Mid		BlackRock
		BlackRock Global	BlackRock	BlackRock Short-	Cap Value	BlackRock Small	Balanced	BlackRock
	BlackRock Equity	SmallCap	International	Term Bond	Opportunities	Cap Index	Capital V.I.	Basic Value
(In thousands)	Dividend Portfolioa,b	Portfolio c,d	Index Portfolioe,f	Portfolio g,h	Portfolio i,j	Portfolio k,l	Fund m	V.I. Fund n
Investment Income:
Ordinary Dividends (Note 2)	$17	$12	$63	$421	$3	$9	$1,208	$9,633

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(11)	(30)	(20)	(152)	(9)	(10)	(785)	(8,702)

Net Investment Income (Loss)	6	(18)	43	269	(6)	(1)	423	931

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	13	25	94	3	18	20	307	18,662
Net Change in Unrealized Appreciation (Depreciation) During the Year	82	244	(260)	31	(36)	28	6,692	33,700
Capital Gain Distributions (Note 2)	19	80	385	—	78	55	—	64,918

Net Gain (Loss) on Investments	114	349	219	34	60	103	6,999	117,280

Net Increase (Decrease) in Net Assets Resulting from Operations	120	331	262	303	54	102	7,422	118,211
Contract Transactions:
Premiums Received from Contract Owners	—	46	18	321	9	9	—	1,008
Contract Owner Withdrawals	(28)	(10)	—	(205)	(50)	(54)	(10,318)	(110,403)
Net Transfers In (Out) (Note 3)	1,083	1,682	524	(3,617)	410	291	(2,361)	(73,971)
Contract Charges (Note 6)	(3)	(13)	(6)	(70)	(5)	(3)	(16)	(297)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	1,052	1,705	536	(3,571)	364	243	(12,695)	(183,663)

Total Increase (Decrease) in Net Assets	1,172	2,036	798	(3,268)	418	345	(5,273)	(65,452)
Net Assets, Beginning of Period	428	1,074	917	5,241	338	511	62,088	699,890

Net Assets, End of Period	$1,600	$3,110	$1,715	$1,973	$756	$856	$56,815	$634,438

a	Formerly Mercury Equity Dividend Portfolio. Change effective September 30, 2006.

b	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

c	Formerly Mercury Global SmallCap Portfolio. Change effective September 30, 2006.

d	Effective April 27, 2007, BlackRock Global SmallCap Portfolio merged into Wanger International Small Cap.

e	Formerly Mercury International Index Portfolio. Change effective September 30, 2006.

f	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.

g	Formerly Mercury Low Duration Portfolio. Change effective September 30, 2006.

h	Effective April 27, 2007, BlackRock Short-Term Bond Portfolio merged into PIMCO VIT Low Duration Portfolio.

i	Formerly Mercury Mid Cap Value Opportunities Portfolio. Change effective September 30, 2006.

j	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

k	Formerly Mercury Small Cap Index Portfolio. Change effective September 30, 2006.

l	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund/VA. m Formerly Mercury American Balanced V.I. Fund. Change effective September 30, 2006.

n	Formerly Mercury Basic Value V.I. Fund. Change effective September 30, 2006.
     See accompanying noltes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
		BlackRock	BlackRock	BlackRock Global		BlackRock
	BlackRock Total	Money Market	Fundamental Growth	Allocation V.I.	BlackRock Global	Government	BlackRock High	BlackRock S&P 500
(In thousands)	Return V.I. Fund o,p	V.I. Fund q	V.I. Fund r	Fund s	Growth V.I. Fund t	Income V.I. Fundu	Income V.I. Fund v	Index V.I. Fund w
Investment Income:
Ordinary Dividends (Note 2)	$19,291	$10,509	$562	$16,129	$459	$12,300	$14,527	$3,703

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(5,681)	(3,274)	(1,839)	(8,226)	(659)	(3,768)	(2,623)	(3,276)

Net Investment Income (Loss)	13,610	7,235	(1,277)	7,903	(200)	8,532	11,904	427

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	2,559	—	12,044	10,255	160	(2,536)	(7,815)	(320)
Net Change in Unrealized Appreciation (Depreciation) During the Year	(5,049)	—	(7,091)	43,447	8,765	698	10,869	30,486
Capital Gain Distributions (Note 2)	—	—	—	23,508	—	—	—	—

Net Gain (Loss) on Investments	(2,490)	—	4,953	77,210	8,925	(1,838)	3,054	30,166

Net Increase (Decrease) in Net Assets Resulting from Operations	11,120	7,235	3,676	85,113	8,725	6,694	14,958	30,593

Contract Transactions:
Premiums Received from Contract Owners	647	381,590	478	2,847	163	482	605	1,514
Contract Owner Withdrawals	(70,690)	(148,061)	(19,459)	(82,650)	(6,335)	(47,862)	(31,812)	(36,388)
Net Transfers In (Out) (Note 3)	(6,500)	(235,987)	(42,517)	28,031	4,859	62,458	(12,609)	3,003
Contract Charges (Note 6)	(202)	(149)	(96)	(432)	(28)	(109)	(98)	(167)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(76,745)	(2,607)	(61,594)	(52,204)	(1,341)	14,969	(43,914)	(32,038)

Total Increase (Decrease) in Net Assets	(65,625)	4,628	(57,918)	32,909	7,384	21,663	(28,956)	(1,445)
Net Assets, Beginning of Period	459,672	230,867	155,056	593,661	44,158	273,179	212,628	254,240

Net Assets, End of Period	$394,047	$235,495	$97,138	$626,570	$51,542	$294,842	$183,672	$252,795

o	Formerly Mercury Core Bond V.I. Fund. Change effective September 30, 2006.

p	Formerly BlackRock Bond V.I. Fund. Change effective December 10, 2007.

q	Formerly Mercury Domestic Money Market V.I. Fund. Change effective September 30, 2006.

r	Formerly Mercury Fundamental Growth V.I. Fund. Change effective September 30, 2006.

s	Formerly Mercury Global Allocation V.I. Fund. Change effective September 30, 2006.

t	Formerly Mercury Global Growth V.I. Fund. Change effective September 30, 2006.

u	Formerly Mercury Government Bond V.I. Fund. Change effective September 30, 2006.

v	Formerly Mercury High Current Income V.I. Fund. Change effective September 30, 2006.

w	Formerly Mercury Index 500 V.I. Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock			AIM V.I.
	International	Large Cap	Large Cap	Large Cap	Utilities &	BlackRock Value	AIM V.I.	Capital
	Value V.I.	Core V.I.	Growth V.I.	Value V.I.	Telecommunications	Opportunities V.I.	Basic Value	Appreciation
(In thousands)	Fund x	Fund y	Fund z	Fund aa	V.I. Fund ab	Fund ac	Fund	Fund
Investment Income:
Ordinary Dividends (Note 2)	$10,029	$4,158	$494	$1,285	$1,001	$756	$2	$42

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(4,126)	(6,152)	(2,194)	(2,188)	(472)	(4,368)	(7)	(1,063)

Net Investment Income (Loss)	5,903	(1,994)	(1,700)	(903)	529	(3,612)	(5)	(1,021)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	21,049	(3,131)	5,695	11,018	443	15,997	19	(11,421)
Net Change in Unrealized Appreciation (Depreciation) During the Year	16,696	10,986	4,824	(3,059)	5,572	(29,754)	23	16,106
Capital Gain Distributions (Note 2)	26,903	50,876	—	14,391	900	52,885	27	—

Net Gain (Loss) on Investments	64,648	58,731	10,519	22,350	6,915	39,128	69	4,685

Net Increase (Decrease) in Net Assets Resulting from Operations	70,551	56,737	8,819	21,447	7,444	35,516	64	3,664

Contract Transactions:
Premiums Received from Contract Owners	427	1,074	727	1,014	—	862	42	120
Contract Owner Withdrawals	(45,954)	(66,003)	(23,520)	(21,761)	(4,834)	(51,925)	(231)	(12,695)
Net Transfers In (Out) (Note 3)	5,366	9,869	23,052	11,357	(1,552)	(23,232)	332	(5,849)
Contract Charges (Note 6)	(168)	(284)	(130)	(203)	(7)	(172)	(3)	(40)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(40,329)	(55,344)	129	(9,593)	(6,393)	(74,467)	140	(18,464)

Total Increase (Decrease) in Net Assets	30,222	1,393	8,948	11,854	1,051	(38,951)	204	(14,800)
Net Assets, Beginning of Period	287,460	469,295	166,355	147,948	34,919	344,254	491	87,089

Net Assets, End of Period	$317,682	$470,688	$175,303	$159,802	$35,970	$305,303	$695	$72,289

x	Formerly Mercury International Value V.I. Fund. Change effective September 30, 2006.

y	Formerly Mercury Large Cap Core V.I. Fund. Change effective September 30, 2006.

z	Formerly Mercury Large Cap Growth V.I. Fund. Change effective September 30, 2006.

aa	Formerly Mercury Large Cap Value V.I. Fund. Change effective September 30, 2006.

ab	Formerly Mercury Utilities & Telecommunications V.I. Fund. Change effective September 30, 2006.

ac	Formerly Mercury Value Opportunities V.I. Fund. Change effective September 30, 2006.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
					AllianceBernstein
	AIM V.I.	AIM V.I. Mid	AIM V.I.	AIM V.I.	VPS Global	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Cap Core	Core Equity	Premier Equity	Technology	VPS Growth and	VPS Large Cap	VPS Small/Mid Cap
(In thousands)	GrowthFund	Equity Fund	Fund ad	Fund ad	Portfolio	Income Portfolio	Growth Portfolio	Value Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$192	$18	$614	$1,344	$—	$394	$—	$72

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(394)	(23)	(1,068)	(573)	(51)	(576)	(2,887)	(238)

Net Investment Income (Loss)	(202)	(5)	(454)	771	(51)	(182)	(2,887)	(166)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	7,467	8	68	(4,880)	125	8,764	(18,782)	334
Net Change in Unrealized Appreciation (Depreciation) During the Year	(1,529)	(52)	8,862	10,485	178	(4,732)	15,692	905
Capital Gain Distributions (Note 2)	—	193	—	—	—	1,434	—	1,193

Net Gain (Loss) on Investments	5,938	149	8,930	5,605	303	5,466	(3,090)	2,432

Net Increase (Decrease) in Net Assets Resulting from Operations	5,736	144	8,476	6,376	252	5,284	(5,977)	2,266

Contract Transactions:
Premiums Received from Contract Owners	107	20	144	40	56	238	441	663
Contract Owner Withdrawals	(6,282)	(21)	(12,749)	(6,226)	(386)	(7,738)	(34,771)	(369)
Net Transfers In (Out) (Note 3)	(9,460)	904	121,781	(127,940)	23	(27,803)	(16,949)	12,088
Contract Charges (Note 6)	(4)	(8)	(36)	(15)	(6)	(2)	(103)	(94)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(15,639)	895	109,140	(134,141)	(313)	(35,305)	(51,382)	12,288

Total Increase (Decrease) in Net Assets	(9,903)	1,039	117,616	(127,765)	(61)	(30,021)	(57,359)	14,554
Net Assets, Beginning of Period	30,717	969	—	127,765	3,989	56,557	242,872	11,080

Net Assets, End of Period	$20,814	$2,008	$117,616	$—	$3,928	$26,536	$185,513	$25,634

ad Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	AllianceBernstein	American Century	American	American Funds			American Funds	American Funds
	VPS Value Portfolio	VP International	Century VP	Asset Allocation	American Funds	American Funds	Growth-Income	International
(In thousands)	ae	Fund	Ultra® Fund	Fund	Bond Fund	Growth Fund	Fund	Fund af
Investment Income:
Ordinary Dividends (Note 2)	$5	$984	$—	$204	$823	$629	$251	$804

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(6)	(792)	(217)	(122)	(405)	(997)	(209)	(583)

Net Investment Income (Loss)	(1)	192	(217)	82	418	(368)	42	221

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	19	3,292	129	73	7	1,305	84	1,038
Net Change in Unrealized Appreciation (Depreciation) During the Year	57	8,836	(599)	654	1,098	3,943	1,318	4,221
Capital Gain Distributions (Note 2)	11	—	—	100	—	393	284	344

Net Gain (Loss) on Investments	87	12,128	(470)	827	1,105	5,641	1,686	5,603

Net Increase (Decrease) in Net Assets Resulting from Operations	86	12,320	(687)	909	1,523	5,273	1,728	5,824

Contract Transactions:
Premiums Received from Contract Owners	—	233	27	232	1,319	2,655	462	1,526
Contract Owner Withdrawals	(3)	(8,369)	(2,420)	(38)	(539)	(1,284)	(143)	(618)
Net Transfers In (Out) (Note 3)	476	2,691	(3,937)	3,393	34,424	47,443	8,449	33,440
Contract Charges (Note 6)	(2)	(55)	(12)	(45)	(141)	(366)	(76)	(211)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	471	(5,500)	(6,342)	3,542	35,063	48,448	8,692	34,137

Total Increase (Decrease) in Net Assets	557	6,820	(7,029)	4,451	36,586	53,721	10,420	39,961
Net Assets, Beginning of Period	291	55,518	19,099	5,746	11,301	33,087	8,063	15,928

Net Assets, End of Period	$848	$62,338	$12,070	$10,197	$47,887	$86,808	$18,483	$55,889

ae	Effective April 27, 2007, BlackRock Equity Dividend Portfolio merged into AllianceBernstein VPS Value Portfolio.

af	Effective April 27, 2007, BlackRock International Index Portfolio merged into American Funds International Fund.
See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Cohen & Steers		Dreyfus VIF	Eaton Vance VT	Federated Capital			OpCap
	VIF Realty	Davis Value	Appreciation	Floating-Rate	Appreciation	Federated	MFS® Emerging	Renaissance
(In thousands)	Fund, Inc.	Portfolio	Portfolio	Income Fund	Fund II	Kaufmann Fund II	Growth Series	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$262	$1,953	$271	$1,026	$15	$—	$—	$14

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(151)	(3,378)	(145)	(243)	(25)	(245)	(1,424)	(73)

Net Investment Income (Loss)	111	(1,425)	126	783	(10)	(245)	(1,424)	(59)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	573	18,152	213	(38)	88	857	(35,286)	53
Net Change in Unrealized Appreciation (Depreciation) During the Year	2,395	14,818	1,260	(32)	143	1,167	42,932	485
Capital Gain Distributions (Note 2)	113	—	—	—	—	231	—	—

Net Gain (Loss) on Investments	3,081	32,970	1,473	(70)	231	2,255	7,646	538

Net Increase (Decrease) in Net Assets Resulting from Operations	3,192	31,545	1,599	713	221	2,010	6,222	479

Contract Transactions:
Premiums Received from Contract Owners	397	1,795	342	704	17	203	231	22
Contract Owner Withdrawals	(266)	(32,864)	(253)	(471)	(168)	(1,855)	(16,113)	(726)
Net Transfers In (Out) (Note 3)	6,089	27,435	8,064	16,064	(71)	4,395	(23,505)	(1,649)
Contract Charges (Note 6)	(65)	(273)	(58)	(108)	(3)	(35)	(53)	(10)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	6,155	(3,907)	8,095	16,189	(225)	2,708	(39,440)	(2,363)

Total Increase (Decrease) in Net Assets	9,347	27,638	9,694	16,902	(4)	4,718	(33,218)	(1,884)
Net Assets, Beginning of Period	6,457	214,868	15,556	7,918	1,659	14,262	116,928	6,552

Net Assets, End of Period	$15,804	$242,506	$25,250	$24,820	$1,655	$18,980	$83,710	$4,668

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
				PIMCO VIT
	Oppenheimer		Oppenheimer	Commodity			Pioneer
	Capital	Oppenheimer	Main Street	RealReturn	PIMCO VIT	PIMCO VIT	Emerging
	Appreciation	Main Street	Small Cap	Strategy	Real Return	Total Return	Markets VCT	Pioneer Fund
(In thousands)	Fund/VA	Fund®/VA	Fund®/VA ag	Portfolio	Portfolio	Portfolio	Portfolio ah	VCT Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$2	$4	$1	$683	$126	$16,413	$—	$354

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(15)	(8)	(74)	(199)	(44)	(5,299)	(3)	(408)

Net Investment Income (Loss)	(13)	(4)	(73)	484	82	11,114	(3)	(54)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	34	3	75	35	(23)	(2,900)	35	1,058
Net Change in Unrealized Appreciation (Depreciation) During the Year	52	64	(59)	(1,144)	(186)	(1,150)	97	3,313
Capital Gain Distributions (Note 2)	—	—	115	69	100	1,899	3	—

Net Gain (Loss) on Investments	86	67	131	(1,040)	(109)	(2,151)	135	4,371

Net Increase (Decrease) in Net Assets
Resulting from Operations	73	63	58	(556)	(27)	8,963	132	4,317

Contract Transactions:
Premiums Received from Contract Owners	29	9	210	488	53	2,840	58	1,260
Contract Owner Withdrawals	(22)	(10)	(90)	(386)	(182)	(56,190)	—	(689)
Net Transfers In (Out) (Note 3)	506	151	(1,821)	9,950	1,697	15,398	829	31,423
Contract Charges (Note 6)	(7)	(3)	(35)	(78)	(17)	(460)	(1)	(178)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	506	147	(1,736)	9,974	1,551	(38,412)	886	31,816

Total Increase (Decrease) in Net Assets	579	210	(1,678)	9,418	1,524	(29,449)	1,018	36,133
Net Assets, Beginning of Period	814	416	3,063	8,779	2,332	377,836	—	10,061

Net Assets, End of Period	$1,393	$626	$1,385	$18,197	$3,856	$348,387	$1,018	$46,194

ag	Effective April 27, 2007, BlackRock Small Cap Index Portfolio merged into Oppenheimer Main Street Small Cap Fund®/VA.

ah	Commenced operations effective May 1, 2006.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

			Roszel/Allianz					Roszel/Lord
	Pioneer High	Pioneer Small	CCM Capital	Roszel/Allianz		Roszel/JPMorgan Multi-		Abbett
	Yield VCT	Cap Value	Appreciation	NFJ Small Cap	Roszel/Delaware	Cap Market Neutral	Roszel/JPMorgan Small	Affiliated
(In thousands)	Portfolio	VCT Portfolio	Portfolio	Value Portfolio	Trend Portfolio	Portfolio ai,aj	Cap Growth Portfolio	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$84	$—	$303	$1,424	$—	$—	$—	$319

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(23)	(8)	(1,939)	(1,467)	(447)	(97)	(1,022)	(545)

Net Investment Income (Loss)	61	(8)	(1,636)	(43)	(447)	(97)	(1,022)	(226)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(2)	7	5,683	8,421	1,039	1	4,298	769
Net Change in Unrealized Appreciation (Depreciation) During the Year	34	48	(15,227)	(1,822)	(2,986)	323	904	3,597
Capital Gain Distributions (Note 2)	18	17	18,172	12,668	4,068	—	5,642	1,766

Net Gain (Loss) on Investments	50	72	8,628	19,267	2,121	324	10,844	6,132

Net Increase (Decrease) in Net Assets
Resulting from Operations	111	64	6,992	19,224	1,674	227	9,822	5,906

Contract Transactions:
Premiums Received from Contract Owners	84	41	89	429	30	269	171	489
Contract Owner Withdrawals	(46)	(15)	(22,198)	(15,117)	(6,117)	(168)	(11,547)	(4,489)
Net Transfers In (Out) (Note 3)	(217)	508	11,588	(8,626)	(1,514)	15,940	(3,026)	16,110
Contract Charges (Note 6)	(10)	(4)	(67)	(97)	(20)	(38)	(57)	(57)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(189)	530	(10,588)	(23,411)	(7,621)	16,003	(14,459)	12,053

Total Increase (Decrease) in Net Assets	(78)	594	(3,596)	(4,187)	(5,947)	16,230	(4,637)	17,959
Net Assets, Beginning of Period	2,027	370	145,004	105,622	34,856	—	76,764	35,232

Net Assets, End of Period	$1,949	$964	$141,408	$101,435	$28,909	$16,230	$72,127	$53,191

ai	Commenced operations effective June 30, 2006.

aj	Effective September 28, 2007, Roszel JPMorgan Multi-Cap Market Neutral Portfolio was liquidated.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Roszel/Lord					Templeton	Templeton
	Abbett Bond	Roszel/Lord			Seligman	Foreign	Growth	Van Kampen
	Debenture	Abbett Mid Cap	Roszel/Marsico Large	Roszel/Seligman Mid	Smaller-Cap	Securities	Securities	Comstock
(In thousands)	Portfolio	Value Portfolio ak	Cap Growth Portfolio al	Cap Growth Portfolio	Value Portfolio	Fund	Fund	Portfolio
Investment Income:
Ordinary Dividends (Note 2)	$662	$659	$—	$—	$—	$70	$35	$1,247

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(186)	(2,010)	(4)	(705)	(322)	(74)	(63)	(2,281)

Net Investment Income (Loss)	476	(1,351)	(4)	(705)	(322)	(4)	(28)	(1,034)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	(105)	7,935	9	3,732	309	108	712	513
Net Change in Unrealized Appreciation (Depreciation) During the Year	250	(11,403)	25	(7,280)	1,992	906	121	5,450
Capital Gain Distributions (Note 2)	250	19,006	9	6,126	1,644	—	97	5,104

Net Gain (Loss) on Investments	395	15,538	43	2,578	3,945	1,014	930	11,067

Net Increase (Decrease) in Net Assets Resulting from Operations	871	14,187	39	1,873	3,623	1,010	902	10,033

Contract Transactions:
Premiums Received from Contract Owners	88	680	5	134	34	278	48	613
Contract Owner Withdrawals	(1,707)	(22,188)	(1)	(7,051)	(4,630)	(99)	(48)	(11,754)
Net Transfers In (Out) (Note 3)	1,910	(5,289)	679	(5,793)	(2,470)	2,848	(2,981)	2,031
Contract Charges (Note 6)	(12)	(148)	(1)	(44)	(2)	(32)	(26)	(100)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	279	(26,945)	682	(12,754)	(7,068)	2,995	(3,007)	(9,210)

Total Increase (Decrease) in Net Assets	1,150	(12,758)	721	(10,881)	(3,445)	4,005	(2,105)	823
Net Assets, Beginning of Period	11,334	151,574	—	57,363	22,448	3,445	6,733	81,768

Net Assets, End of Period	$12,484	$138,816	$721	$46,482	$19,003	$7,450	$4,628	$82,591

ak	Effective April 27, 2007, BlackRock Mid Cap Value Opportunities Portfolio merged into Roszel/Lord Abbett Mid Cap Value Portfolio.

al	Commenced operations effective May 1, 2006.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

	Divisions Investing In
	Van Kampen
	Strategic Growth	Wanger U.S.
(In thousands)	Portfolio am	Smaller Companies
Investment Income:
Ordinary Dividends (Note 2)	$—	$16

Investment Expenses:
Asset-Based Insurance Charges (Note 6)	(147)	(184)

Net Investment Income (Loss)	(147)	(168)

Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gains (Losses) (Note 2)	170	119
Net Change in Unrealized Appreciation (Depreciation) During the Year	67	904
Capital Gain Distributions (Note 2)	—	231

Net Gain (Loss) on Investments	237	1,254

Net Increase (Decrease) in Net Assets
Resulting from Operations	90	1,086

Contract Transactions:
Premiums Received from Contract Owners	54	521
Contract Owner Withdrawals	(2,071)	(253)
Net Transfers In (Out) (Note 3)	(753)	17,484
Contract Charges (Note 6)	(1)	(71)

Net Increase (Decrease) in Net Assets Resulting from Contract Transactions	(2,771)	17,681

Total Increase (Decrease) in Net Assets	(2,681)	18,767
Net Assets, Beginning of Period	10,843	6,040

Net Assets, End of Period	$8,162	$24,807

am Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15, 2006.
See accompanying notes to financial statements

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION

Merrill Lynch Life Variable Annuity Separate Account A (“Separate Account A”), a separate account of Merrill Lynch Life Insurance Company (“MLLIC”), was established to support MLLIC’s operations with respect to certain variable annuity contracts (“Contracts”). Separate Account A is governed by Arkansas State Insurance Law. MLLIC is an indirect wholly owned subsidiary of AEGON USA, Inc. (“AUSA”).

On December 28, 2007 (the “Acquisition Date”), MLLIC and its affiliate, ML Life Insurance Company of New York were acquired by AUSA for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts — Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2007 appear in the Statement of Assets and Liabilities and only investment divisions with activity during the periods ended December 31, 2007 or 2006 are shown in the Statement of Operations and Changes in Net Assets. The investment divisions are as follows:

AIM V.I. Basic Value Fund	Cohen & Steers VIF Realty Fund, Inc.
AIM V.I. Capital Appreciation Fund	Davis Value Portfolio
AIM V.I. Core Equity Fund	Dreyfus VIF Appreciation Portfolio
AIM V.I. International Growth Fund	Eaton Vance VT Floating-Rate Income Fund
AIM V.I. Mid Cap Core Equity Fund	Eaton Vance VT Large-Cap Value Fund
AIM V.I. Premier Equity Fund	Federated Capital Appreciation Fund II
AllianceBernstein VPS Global Technology Portfolio	Federated Kaufmann Fund II
AllianceBernstein VPS Growth and Income Portfolio	Janus Aspen Forty Portfolio
AllianceBernstein VPS International Value Portolio	Janus Aspen Mid Cap Growth Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio	MFS® Emerging Growth Series
AllianceBernstein VPS Small/Mid Cap Value Portfolio	OpCap Renaissance Portfolio
AllianceBernstein VPS Value Portfolio	Oppenheimer Capital Appreciation Fund/VA
American Century VP International Fund	Oppenheimer Main Street Fund®/VA
American Century VP Ultra® Fund	Oppenheimer Main Street Small Cap Fund®/VA
American Funds Asset Allocation Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
American Funds Bond Fund	PIMCO VIT Low Duration Portfolio
American Funds Growth Fund	PIMCO VIT Real Return Portfolio
American Funds Growth-Income Fund	PIMCO VIT Total Return Portfolio
American Funds International Fund	Pioneer Emerging Markets VCT Portfolio
BlackRock Balanced Capital V.I. Fund	Pioneer Fund VCT Portfolio
BlackRock Basic Value V.I. Fund	Pioneer High Yield VCT Portfolio
BlackRock Equity Dividend Portfolio	Pioneer Small Cap Value VCT Portfolio
BlackRock Fundamental Growth V.I. Fund	Premier VIT NFJ Dividend Value Portfolio
BlackRock Global Allocation V.I. Fund	Roszel/Allianz CCM Capital Appreciation Portfolio
BlackRock Global Growth V.I. Fund	Roszel/Allianz NFJ Small Cap Value Portfolio
BlackRock Global SmallCap Portfolio	Roszel/Delaware Trend Portfolio

BlackRock Government Income V.I. Fund	Roszel/JPMorgan Multi-Cap Market Neutral Portfolio
BlackRock High Income V.I. Fund	Roszel/JPMorgan Small Cap Growth Portfolio
BlackRock International Index Portfolio	Roszel/Lord Abbett Affiliated Portfolio
BlackRock International Value V.I. Fund	Roszel/Lord Abbett Bond Debenture Portfolio
BlackRock Large Cap Core V.I. Fund	Roszel/Lord Abbett Mid Cap Value Portfolio
BlackRock Large Cap Growth V.I. Fund	Roszel/Marsico Large Cap Growth Portfolio
BlackRock Large Cap Value V.I. Fund	Roszel/Seligman Mid Cap Growth Portfolio
BlackRock Mid Cap Value Opportunities Portfolio	Seligman Smaller-Cap Value Portfolio
BlackRock Money Market V.I. Fund	Templeton Foreign Securities Fund
BlackRock S&P 500 Index V.I. Fund	Templeton Growth Securities Fund
BlackRock Short-Term Bond Portfolio	Van Kampen Comstock Portfolio
BlackRock Small Cap Index Portfolio	Van Kampen Strategic Growth Portfolio
BlackRock Total Return V.I. Fund	Wanger International Small Cap
BlackRock Utilities & Telecommunications V.I. Fund	Wanger U.S. Smaller Companies
BlackRock Value Opportunities V.I. Fund
The assets of Separate Account A are registered in the name of MLLIC. The portion of Separate Account A’s assets applicable to the Contracts are not chargeable with liabilities arising out of any other business MLLIC may conduct.
2.	SIGNIFICANT ACCOUNTING POLICIES

The Financial Statements included herein have been prepared in accordance with U.S. generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with the U.S. generally accepted accounting principles requires management to make estimates and assumptions regarding matters that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Separate Account A’s Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
•	Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.

•	Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.

•	Realized gains and losses on the sales of investments are computed on the first in first out basis.

•	All premiums and contract owner withdrawals are applied as described in the prospectus.

•	Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.
The change in net assets accumulated in Separate Account A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the guaranteed minimum death benefits) and other Contract benefits.

The operations of Separate Account A are included in the Federal income tax return of MLLIC. Under the provisions of the Contracts, MLLIC has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, MLLIC pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, MLLIC retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.	NET TRANSFERS

For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of MLLIC Variable Annuity Separate Account B.

For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

(In thousands)	Purchases	Sales
BlackRock Equity Dividend Portfolio	$873	$2,624
BlackRock Global SmallCap Portfolio	475	3,866
BlackRock International Index Portfolio	633	2,483
BlackRock Short-Term Bond Portfolio	1,484	3,451
BlackRock Mid Cap Value Opportunities Portfolio	188	1,018
BlackRock Small Cap Index Portfolio	137	998
BlackRock Balanced Capital V.I. Fund	1,120	11,793
BlackRock Basic Value V.I. Fund	131,043	172,502
BlackRock Total Return V.I. Fund	40,203	116,102
BlackRock Money Market V.I. Fund	205,157	208,797
BlackRock Fundamental Growth V.I. Fund	66,490	27,559
BlackRock Global Allocation V.I. Fund	80,721	102,832
BlackRock Global Growth V.I. Fund	10,230	10,460
BlackRock Government Income V.I. Fund	65,082	136,396
BlackRock High Income V.I. Fund	15,846	51,603
BlackRock S&P500 Index V.I. Fund	31,143	86,524
BlackRock International Value V.I. Fund	65,445	94,376
BlackRock Large Cap Core V.I. Fund	67,302	95,710
BlackRock Large Cap Growth V.I. Fund	10,263	33,238
BlackRock Large Cap Value V.I. Fund	28,877	41,036
BlackRock Utilities & Telecommunications V.I. Fund	6,111	9,798
BlackRock Value Opportunities V.I. Fund	44,907	72,756
AIM V.I. Basic Value Fund	264	512
AIM V.I. Capital Appreciation Fund	765	19,126
AIM V.I. International Growth Fund	2,468	7,984
AIM V.I. Mid Cap Core Equity Fund	957	276
AIM V.I. Core Equity Fund	4,193	31,909
AllianceBernstein VPS Global Technology Portfolio	2,918	2,211
AllianceBernstein VPS Growth and Income Portfolio	10,554	7,521
AllianceBernstein VPS International Value Portolio	2,236	84
AllianceBernstein VPS Large Cap Growth Portfolio	34,113	76,067
AllianceBernstein VPS Small/Mid Cap Value Portfolio	8,054	24,669
AllianceBernstein VPS Value Portfolio	2,979	519
American Century VP International Fund	22,468	12,755
American Century VP Ultra® Fund	29,161	25,542
American Funds Asset Allocation Fund	9,099	1,967
American Funds Bond Fund	37,949	17,248
American Funds Growth Fund	47,890	54,285

4. PURCHASES AND SALES OF INVESTMENTS (Continued)

	Purchases	Sales
American Funds Growth-Income Fund	$12,933	$3,506
American Funds International Fund	41,012	5,244
Cohen & Steers VIF Realty Fund, Inc.	9,048	9,874
Davis Value Portfolio	26,593	89,697
Dreyfus VIF Appreciation Portfolio	24,284	16,314
Eaton Vance VT Floating-Rate Income Fund	12,962	34,504
Eaton Vance VT Large-Cap Value Fund	20,780	149
Federated Capital Appreciation Fund II	62,884	2,191
Federated Kaufmann Fund II	33,033	16,130
Janus Aspen Forty Portfolio	81,211	21,140
Janus Aspen Mid Cap Growth Portfolio	14,397	70
MFS® Emerging Growth Series	2,108	21,056
OpCap Renaissance Portfolio	496	1,605
Oppenheimer Capital Appreciation Fund/VA	838	467
Oppenheimer Main Street Fund®/VA	509	120
Oppenheimer Main Street Small Cap Fund®/VA	1,828	363
PIMCO VIT CommodityRealReturn Strategy Portfolio	13,746	5,554
PIMCO VIT Low Duration Portfolio	4,748	2,581
PIMCO VIT Real Return Portfolio	32,223	1,528
PIMCO VIT Total Return Portfolio	183,260	119,690
Pioneer Emerging Markets VCT Portfolio	3,337	678
Pioneer Fund VCT Portfolio	16,056	63,663
Pioneer High Yield VCT Portfolio	1,177	669
Pioneer Small Cap Value VCT Portfolio	864	407
Premier VIT NFJ Dividend Value Portfolio	1,696	205
Roszel/Allianz CCM Capital Appreciation Portfolio	16,742	34,550
Roszel/Allianz NFJ Small Cap Value Portfolio	19,807	31,860
Roszel/Delaware Trend Portfolio	5,138	8,679
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio	6,368	22,156
Roszel/JPMorgan Small Cap Growth Portfolio	12,784	21,030
Roszel/Lord Abbett Affiliated Portfolio	30,870	30,433
Roszel/Lord Abbett Bond Debenture Portfolio	3,893	4,008
Roszel/Lord Abbett Mid Cap Value Portfolio	43,852	54,700
Roszel/Marsico Large Cap Growth Portfolio	61,701	4,457
Roszel/Seligman Mid Cap Growth Portfolio	7,841	12,964
Seligman Smaller-Cap Value Portfolio	2,349	6,682
Templeton Foreign Securities Fund	3,818	1,178
Templeton Growth Securities Fund	1,763	398
Van Kampen Comstock Portfolio	43,880	65,834
Van Kampen Strategic Growth Portfolio	58	2,881
Wanger International Small Cap	4,141	544
Wanger U.S. Smaller Companies	15,121	35,621

5. UNIT VALUES
The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
The investment income ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
The expense ratio represents the annualized contract expenses of the separate accounts, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
Total return:
The total return includes changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicates the effective date of that investment division in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is represented as a range of minimum and maximum values based on the product grouping represented in the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented.
The 2007 unit value and total return ranges have been disclosed based on the related lowest and highest level of expense ratios. The 2006 through 2003 unit value and total return ranges have been disclosed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

BlackRock Equity Dividend Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	92	$13.19	$13.30	$1,600	2.27%	1.25%	1.65%	17.48%	17.95%
2005	38	11.22	11.27	428	4.82	1.25	1.65	4.55	4.90

BlackRock Global SmallCap Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	212	$13.23	$13.33	$3,110	0.57%	1.25%	1.65%	16.00%	16.46%
2005	95	11.40	11.44	1,074	0.91	1.25	1.65	8.19	8.54

BlackRock International Index Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	113	$14.01	$14.12	$1,715	4.85%	1.25%	1.65%	23.89%	24.38%
2005	82	11.31	11.35	917	4.93	1.25	1.65	8.13	8.49

BlackRock Short-Term Bond Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	182	$10.27	$10.35	$1,973	4.13%	1.25%	1.65%	3.02%	3.43%
2005	525	9.96	10.00	5,241	3.25	1.25	1.65	0.01	0.34

BlackRock Mid Cap Value Opportunities Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	62	$12.43	$12.53	$756	0.42%	1.25%	1.65%	11.42%	11.86%
2005	31	11.15	11.19	338	1.96	1.25	1.65	9.87	10.23

BlackRock Small Cap Index Portfolio					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	69	$12.05	$12.14	$856	1.31%	1.25%	1.65%	15.64%	16.10%
2005	50	10.41	10.46	511	2.67	1.25	1.65	3.65	4.00

5. UNIT VALUES (Continued)

BlackRock Balanced Capital V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,030	$23.64	$23.64	$48,000	2.04%	1.35%	1.35%	3.84%	3.84%
2006	2,533	22.76	22.76	56,815	2.08	1.35	1.35	13.54	13.54
2005	3,100	20.03	20.03	62,088	1.77	1.35	1.35	2.69	2.69
2004	3,676	19.50	19.50	71,662	1.93	1.35	1.35	7.16	7.16
2003	4,389	18.19	18.19	79,811	2.17	1.35	1.35	19.86	19.86

BlackRock Basic Value V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	15,625	$13.37	$13.20	$529,416	1.36%	1.25%	1.65%	0.50%	0.09%
2006	17,786	13.18	40.55	634,438	1.51	1.25	1.65	19.82	20.29
2005	23,043	10.99	33.73	699,890	1.22	1.25	1.65	1.21	1.61
2004	31,176	13.01	33.21	908,209	1.07	1.35	1.59	9.31	9.52
2003	34,255	11.90	30.31	929,716	1.17	1.35	1.59	31.13	31.38

BlackRock Total Return V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	15,934	$10.72	$10.59	$312,479	4.72%	1.25%	1.65%	2.31%	1.90%
2006	19,689	10.38	20.09	394,047	4.64	1.25	1.65	2.65	3.06
2005	25,322	10.11	19.50	459,672	4.96	1.25	1.65	0.30	0.70
2004	30,585	11.14	19.38	551,412	3.63	1.35	1.59	2.86	3.06
2003	35,192	10.83	18.79	623,699	3.81	1.35	1.59	3.11	3.30

BlackRock Money Market V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	17,090	$10.85	$10.71	$231,759	4.70%	1.25%	1.65%	3.50%	3.08%
2006	18,290	10.26	14.24	235,495	4.46	1.25	1.65	2.78	3.19
2005	17,556	9.97	13.80	230,867	2.63	1.25	1.65	0.97	1.37
2004	20,964	9.86	13.62	274,600	0.89	1.35	1.59	-0.67	-0.48
2003	28,923	9.92	13.68	374,152	0.73	1.35	1.59	-0.86	-0.67

BlackRock Fundamental Growth V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	12,948	$13.94	$13.76	$142,238	0.42%	1.25%	1.65%	17.54%	17.07%
2006	11,157	7.59	11.86	97,138	0.43	1.25	1.65	2.78	3.19
2005	18,151	7.38	11.48	155,056	0.54	1.25	1.65	5.69	6.11
2004	21,783	6.98	9.99	175,178	0.75	1.35	1.59	5.11	5.31
2003	22,878	6.64	9.50	174,056	0.12	1.35	1.59	25.97	26.20

BlackRock Global Allocation V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	22,495	$15.84	$15.63	$657,559	2.78%	1.25%	1.65%	15.49%	15.03%
2006	23,573	13.58	27.84	626,570	2.65	1.25	1.65	14.57	15.03
2005	24,939	11.85	24.22	593,661	2.49	1.25	1.65	8.66	9.09
2004	24,111	22.21	22.21	535,445	3.19	1.35	1.35	12.79	12.79
2003	22,469	19.68	19.68	442,208	3.36	1.35	1.35	32.82	32.82

5. UNIT VALUES (Continued)

BlackRock Global Growth V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,755	$18.44	$18.44	$69,239	1.11%	1.35%	1.35%	34.97%	34.97%
2006	3,815	13.65	13.65	51,542	0.94	1.35	1.35	20.32	20.32
2005	3,894	11.34	11.34	44,158	0.88	1.35	1.35	13.47	13.47
2004	8,182	9.99	9.99	81,733	1.56	1.35	1.35	13.62	13.62
2003	9,056	8.79	8.79	79,579	1.05	1.35	1.35	31.70	31.70

BlackRock Government Income V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	12,575	$10.82	$10.68	$219,243	4.97%	1.25%	1.65%	2.71%	2.30%
2006	19,059	10.43	17.60	294,842	4.52	1.25	1.65	2.18	2.58
2005	16,481	10.20	17.16	273,179	4.65	1.25	1.65	1.52	1.92
2004	18,070	11.00	16.85	292,867	2.88	1.35	1.59	2.48	2.68
2003	23,877	10.73	16.40	377,029	3.64	1.35	1.59	0.46	0.65

BlackRock High Income V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,974	$11.41	$11.27	$138,136	7.76%	1.25%	1.65%	1.07%	0.66%
2006	8,040	11.19	23.34	183,672	7.48	1.25	1.65	7.64	8.07
2005	9,878	10.39	21.61	212,628	8.81	1.25	1.65	-0.16	0.24
2004	12,702	21.57	21.57	273,983	7.75	1.35	1.35	10.26	10.26
2003	14,782	19.55	19.55	289,040	8.63	1.35	1.35	26.33	26.33

BlackRock S&P 500 Index V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	11,850	$13.33	$13.16	$205,673	1.65%	1.25%	1.65%	4.07%	3.66%
2006	14,001	9.21	19.13	252,795	1.56	1.25	1.65	13.56	14.01
2005	16,705	8.10	16.79	254,240	1.53	1.25	1.65	2.67	3.08
2004	20,400	7.88	16.30	300,475	1.57	1.35	1.59	8.76	8.97
2003	27,796	7.25	14.95	343,202	1.41	1.35	1.59	26.12	26.36

BlackRock International Value V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	11,942	$17.55	$17.32	$261,310	2.31%	1.25%	1.65%	8.90%	8.47%
2006	15,848	15.96	21.30	317,682	3.32	1.25	1.65	25.76	26.26
2005	17,903	12.68	16.91	287,460	2.71	1.25	1.65	9.80	10.24
2004	20,949	13.14	14.71	305,732	2.48	1.35	1.59	20.60	20.83
2003	21,980	10.90	12.75	265,090	3.48	1.35	1.59	40.00	40.26

BlackRock Large Cap Core V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	11,311	$15.24	$15.04	$417,371	0.90%	1.25%	1.65%	6.93%	6.50%
2006	13,435	14.12	36.35	470,688	0.91	1.25	1.65	12.82	13.27
2005	14,791	12.51	32.10	469,295	0.63	1.25	1.65	11.29	11.74
2004	16,373	28.75	28.75	470,647	0.85	1.35	1.35	15.16	15.16
2003	17,865	24.95	24.95	445,705	0.40	1.35	1.35	29.70	29.70

5. UNIT VALUES (Continued)

BlackRock Large Cap Growth V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	14,141	$13.88	$13.70	$165,984	0.27%	1.25%	1.65%	6.98%	6.55%
2006	16,203	10.91	12.97	175,303	0.30	1.25	1.65	5.41	5.83
2005	16,112	10.31	12.25	166,355	0.20	1.25	1.65	8.78	9.22
2004	15,569	9.45	9.45	147,077	0.28	1.35	1.35	6.30	6.30
2003	6,241	8.88	8.88	55,435	—	1.35	1.35	32.15	32.15

BlackRock Large Cap Value V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,474	$15.47	$15.27	$135,381	0.89%	1.25%	1.65%	4.50%	4.08%
2006	9,230	14.67	17.64	159,802	0.80	1.25	1.65	14.06	14.52
2005	9,743	12.85	15.41	147,948	0.60	1.25	1.65	15.42	15.88
2004	8,560	13.31	13.31	113,911	0.89	1.35	1.35	18.71	18.71
2003	7,823	11.20	11.20	87,649	0.54	1.35	1.35	32.12	32.12

BlackRock Utilities & Telecommunications V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	941	$36.83	$36.83	$34,650	1.69%	1.35%	1.35%	24.62%	24.62%
2006	1,238	29.54	29.54	35,970	2.87	1.35	1.35	23.50	23.50
2005	1,460	23.91	23.91	34,919	2.40	1.35	1.35	12.55	12.55
2004	1,749	21.23	21.23	37,144	2.55	1.35	1.35	23.97	23.97
2003	2,105	17.12	17.12	36,037	2.99	1.35	1.35	18.52	18.52

BlackRock Value Opportunities V.I. Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,914	$13.16	$12.99	$235,904	0.27%	1.25%	1.65%	-2.18	-2.57%
2006	7,527	13.32	43.26	305,303	0.23	1.25	1.65	10.92	11.36
2005	9,190	12.01	38.86	344,254	0.27	1.25	1.65	8.53	8.96
2004	12,421	13.64	35.68	433,061	—	1.35	1.59	13.16	13.38
2003	15,011	12.06	31.46	465,387	0.38	1.35	1.59	40.66	40.93

AIM V.I. Basic Value Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	33	$12.95	$12.79	$425	0.42%	1.25%	1.65%	0.23%	-0.18%
2006	50	12.80	12.92	695	0.54	1.25	1.65	11.30	11.75
2005	42	11.50	11.56	491	0.20	1.25	1.65	2.02	2.35

AIM V.I. Capital Appreciation Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,952	$15.66	$15.66	$61,884	—%	1.35%	1.35%	10.45%	10.45%
2006	5,185	14.17	14.17	72,289	0.05	1.35	1.35	4.83	4.83
2005	6,446	13.51	13.51	87,089	0.06	1.35	1.35	7.33	7.33
2004	7,941	12.58	12.58	99,923	—	1.35	1.35	5.14	5.14
2003	6,911	11.96	11.96	82,666	—	1.35	1.35	27.72	27.72

5. UNIT VALUES (Continued)

AIM V.I. International Growth Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,421	$21.76	$12.15	$17,877	0.38%	1.55%	1.59%	12.95%	12.90%
2006	1,852	10.76	19.26	20,814	0.77	1.55	1.59	26.22	26.27
2005	3,431	8.53	15.26	30,717	0.62	1.55	1.59	16.07	16.12
2004	2,548	7.35	13.14	19,809	0.64	1.55	1.59	22.04	22.09
2003	2,909	6.02	10.76	18,281	0.53	1.55	1.59	27.03	27.08

AIM V.I. Mid Cap Core Equity Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	211	$13.62	$13.45	$2,848	0.24%	1.25%	1.65%	8.13%	7.69%
2006	157	12.48	12.59	2,008	1.21	1.25	1.65	9.37	9.81
2005	85	11.40	11.46	969	1.11	1.25	1.65	2.97	3.31

AIM V.I. Core Equity Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	8,250	$11.83	$11.78	$97,574	1.03%	1.35%	1.59%	6.61%	6.40%
2006	10,478	11.07	11.09	117,616	0.79	1.35	1.59	14.87	15.08

AIM V.I. Premier Equity Fund					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007					Division was not available
2006					Division was not available
2005	9,913	$6.12	$14.06	$127,765	0.77%	1.35%	1.59%	3.99%	4.19
2004	13,007	5.89	13.49	160,804	0.42	1.35	1.59	4.10	4.30
2003	17,039	5.66	12.93	200,509	0.29	1.35	1.59	23.11	23.34

AllianceBernstein VPS Global Technology Portfolio
					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	601	$8.96	$8.96	$5,386	—%	1.35%	1.35%	18.52%	18.52%
2006	501	7.56	7.56	3,928	—	1.35	1.35	7.13	7.13
2005	566	7.05	7.05	3,989	—	1.35	1.35	2.42	2.42
2004	793	6.88	6.88	5,456	—	1.35	1.35	3.99	3.99
2003	828	6.61	6.61	5,477	—	1.35	1.35	42.08	42.08

AllianceBernstein VPS Growth and Income Portfolio
					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,033	$14.39	$14.42	$29,303	1.44%	1.55%	1.59%	3.49%	3.45%
2006	1,915	13.90	13.94	26,536	1.09	1.55	1.59	15.44	15.49
2005	4,686	12.04	12.07	56,557	1.53	1.55	1.59	3.22	3.26
2004	3,256	11.66	11.70	38,066	0.96	1.55	1.59	9.70	9.74
2003	4,238	10.62	10.66	45,175	1.05	1.55	1.59	30.42	30.47

AllianceBernstein VPS International Value Portolio
					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	201	$10.47	$10.43	$2,099	0.22%	1.25%	1.65%	-0.78%	-1.04%

5. UNIT VALUES (Continued)
AllianceBernstein VPS Large Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	10,618	$18.98	$6.95	$166,737	—%	1.35%	1.59%	12.33%	12.11%
2006	13,520	6.20	16.89	185,513	—	1.35	1.59	-2.01	-1.83
2005	17,389	6.33	17.20	242,872	—	1.35	1.59	13.34	13.55
2004	19,544	5.58	15.14	255,979	—	1.35	1.59	6.90	7.11
2003	32,678	5.22	14.13	414,203	—	1.35	1.59	21.72	21.95
AllianceBernstein VPS Small/Mid Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	731	$13.33	$13.16	$9,662	0.84%	1.25%	1.65%	0.38%	-0.02%
2006	1,810	13.16	13.28	25,634	0.45	1.25	1.65	12.50	12.95
2005	946	11.69	11.75	11,080	0.21	1.25	1.65	3.27	3.61
AllianceBernstein VPS Value Portfolio

					Investment		Expense	Total
		Unit Value		Net Assets	Income		Ratio	Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	227	$12.96	$12.79	$2,937	1.77%	1.25%	1.65%	-5.20%	-5.58%
2006	47	13.54	13.66	848	1.07	1.25	1.65	19.28	19.76
2005	26	11.35	11.40	291	0.11	1.25	1.65	1.53	1.86
American Century VP International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,717	$14.23	$14.23	$81,366	0.66%	1.35%	1.35%	16.41%	16.41%
2006	5,103	12.22	12.22	62,338	1.68	1.35	1.35	23.29	23.29
2005	5,604	9.91	9.91	55,518	1.25	1.35	1.35	11.68	11.68
2004	6,558	8.87	8.87	58,142	0.49	1.35	1.35	13.32	13.32
2003	5,389	7.82	7.82	42,141	0.72	1.35	1.35	22.78	22.78
American Century VP Ultra® Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,674	$12.64	$12.48	$20,450	—%	1.25%	1.65%	19.45%	18.97%
2006	1,176	10.20	10.58	12,070	—	1.25	1.65	-4.90	-4.52
2005	1,778	10.71	11.07	19,099	—	1.25	1.65	0.45	0.85
2004	197	10.65	10.67	2,103	—	1.35	1.59	6.50	6.61
American Funds Asset Allocation Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,296	$13.41	$13.24	$17,235	2.51%	1.40%	1.80%	5.01%	4.59%
2006	764	12.65	12.77	10,197	2.67	1.40	1.80	12.56	13.01
2005	510	11.23	11.29	5,746	4.79	1.40	1.80	5.63	5.98
American Funds Bond Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	6,018	$10.95	$10.81	$65,374	8.14%	1.40%	1.80%	1.83%	1.42%
2006	4,095	10.65	10.75	47,887	3.32	1.40	1.80	5.03	5.45
2005	1,113	10.14	10.19	11,301	1.93	1.40	1.80	-0.48	-0.15

5. UNIT VALUES (Continued)
American Funds Growth Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,535	$15.21	$15.01	$83,539	0.82%	1.40%	1.80%	10.72%	10.28%
2006	6,019	13.61	13.73	86,808	1.02	1.40	1.80	8.20	8.64
2005	2,627	12.57	12.63	33,087	1.30	1.40	1.80	12.53	12.90
American Funds Growth-Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,105	$13.24	$13.07	$27,649	1.70%	1.40%	1.80%	3.52%	3.11%
2006	1,382	12.67	12.78	18,483	1.96	1.40	1.80	13.10	13.55
2005	718	11.20	11.25	8,063	2.78	1.40	1.80	3.23	3.58
American Funds International Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,424	$18.68	$18.44	$100,539	1.71%	1.40%	1.80%	18.29%	17.81%
2006	3,331	15.64	15.78	55,889	2.24	1.40	1.80	16.80	17.27
2005	1,187	13.39	13.45	15,928	3.49	1.40	1.80	15.34	15.73
Cohen & Steers VIF Realty Fund, Inc.

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	918	$12.62	$12.47	$11,496	1.75%	1.15%	1.55%	-20.45%	-20.77%
2006	978	15.73	15.85	15,804	2.29	1.15	1.55	33.73	34.26
2005	548	11.76	11.80	6,457	3.28	1.15	1.55	17.81	18.20
Davis Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	13,278	$13.72	$13.55	$179,473	0.99%	1.25%	1.65%	3.28%	2.86%
2006	20,818	12.14	15.29	242,506	0.83	1.25	1.65	13.07	13.52
2005	18,725	10.73	13.50	214,868	0.80	1.25	1.65	7.60	8.03
2004	23,710	9.96	12.53	249,877	0.92	1.35	1.59	10.55	10.77
2003	17,619	9.01	11.33	168,136	0.82	1.35	1.59	27.71	27.95
Dreyfus VIF Appreciation Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,588	$13.33	$13.15	$34,216	1.25%	1.15%	1.55%	5.57%	5.15%
2006	1,896	12.50	12.62	25,250	2.57	1.15	1.55	14.37	14.83
2005	1,421	10.93	10.98	15,556	—	1.15	1.55	-1.19	-0.86
Eaton Vance VT Floating-Rate Income Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	215	$10.82	$10.68	$2,294	6.44%	1.15%	1.55%	0.40%	0.00%
2006	2,102	10.68	10.77	24,820	5.82	1.15	1.55	3.84	4.26
2005	769	10.27	10.33	7,918	4.40	1.15	1.55	1.68	2.02
Eaton Vance VT Large-Cap Value Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,963	$10.54	$10.51	$20,642	—%	1.15%	1.55%	1.48%	1.20%

5. UNIT VALUES (Continued)
Federated Capital Appreciation Fund II

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,638	$13.59	$13.42	$61,957	0.21%	1.25%	1.65%	8.45%	8.02%
2006	137	12.21	12.53	1,655	0.85	1.25	1.65	14.26	14.72
2005	155	10.68	10.91	1,659	0.90	1.25	1.65	0.20	0.60
2004	96	10.64	10.66	1,018	—	1.35	1.59	6.44	6.55
Federated Kaufmann Fund II

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,461	$17.01	$16.79	$41,097	—%	1.25%	1.65%	19.47%	18.99%
2006	1,339	13.77	14.23	18,980	—	1.25	1.65	12.94	13.40
2005	1,164	12.18	12.55	14,262	—	1.25	1.65	9.37	9.81
2004	629	11.12	11.14	7,005	—	1.35	1.59	11.20	11.32
Janus Aspen Forty Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,742	$13.44	$13.40	$77,025	0.21%	1.15%	1.55%	26.71%	26.37%
Janus Aspen Mid Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,235	$11.64	$11.60	$14,345	0.11%	1.15%	1.55%	9.86%	9.57%
MFS® Emerging Growth Series

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,179	$18.22	$6.36	$80,511	—%	1.35%	1.59%	19.48%	19.25%
2006	7,052	5.33	15.24	83,710	—	1.35	1.59	6.20	6.40
2005	9,385	5.02	14.32	116,928	—	1.35	1.59	7.47	7.68
2004	11,686	4.67	13.29	134,915	—	1.35	1.59	11.17	11.39
2003	14,183	4.20	11.93	145,971	—	1.35	1.59	28.18	28.42
OpCap Renaissance Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	277	$12.41	$12.25	$3,427	0.73%	1.25%	1.65%	4.94%	4.52%
2006	398	11.70	11.82	4,668	0.27	1.25	1.65	9.50	9.94
2005	612	10.68	10.74	6,552	—	1.25	1.65	-6.13	-5.76
2004	706	11.36	11.38	8,034	—	1.35	1.59	13.61	13.73
Oppenheimer Capital Appreciation Fund/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	148	$13.44	$13.27	$1,997	0.01%	1.15%	1.55%	12.49%	12.04%
2006	112	11.83	11.94	1,393	0.17	1.15	1.55	5.98	6.40
2005	73	11.16	11.22	814	—	1.15	1.55	3.79	4.13
Oppenheimer Main Street Fund®/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	79	$13.24	$13.07	$1,034	0.65%	1.15%	1.55%	2.90%	2.49%
2006	48	12.74	12.86	626	0.80	1.15	1.55	12.94	13.39
2005	37	11.28	11.33	416	—	1.15	1.55	2.95	3.29

5. UNIT VALUES (Continued)
Oppenheimer Main Street Small Cap Fund®/VA

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	196	$13.67	$13.50	$2,659	0.10%	1.15%	1.55%	-2.57%	-2.97%
2006	92	13.90	14.03	1,385	0.02	1.15	1.55	12.84	13.29
2005	248	12.32	12.38	3,063	—	1.15	1.55	7.06	7.41
PIMCO VIT CommodityRealReturn Strategy Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,261	$13.32	$13.15	$29,876	4.56%	1.25%	1.65%	21.64%	21.15%
2006	1,528	10.85	10.94	18,197	5.08	1.25	1.65	-4.73	-4.35
2005	770	11.38	11.44	8,779	3.15	1.25	1.65	7.20	7.55
PIMCO VIT Low Duration Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	211	$10.52	$10.49	$2,219	4.66%	1.25%	1.65%	4.87%	4.59%
PIMCO VIT Real Return Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,213	$11.22	$11.08	$35,772	4.50%	1.25%	1.65%	9.23%	8.79%
2006	369	10.18	10.27	3,856	4.30	1.25	1.65	-0.98	-0.58
2005	227	10.27	10.32	2,332	3.30	1.25	1.65	0.34	0.67
PIMCO VIT Total Return Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	34,183	$11.26	$11.12	$424,573	4.77%	1.25%	1.65%	7.35%	6.92%
2006	30,289	10.39	13.50	348,387	4.43	1.25	1.65	2.11	2.51
2005	32,271	10.17	13.21	377,836	3.40	1.25	1.65	0.73	1.13
2004	29,466	11.27	13.10	348,697	1.88	1.35	1.59	3.23	3.43
2003	26,972	10.89	12.69	313,226	2.83	1.35	1.59	3.39	3.58
Pioneer Emerging Markets VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	263	$16.87	$16.75	$4,413	0.35%	1.15%	1.55%	40.75%	40.18%
2006	88	11.94	11.98	1,018	0.05	1.15	1.55	8.08	8.37
Pioneer Fund VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	68	$13.58	$13.40	$920	0.99%	1.15%	1.55%	3.53%	3.11%
2006	3,291	12.99	13.11	46,194	1.20	1.15	1.55	14.51	14.97
2005	885	11.34	11.39	10,061	1.49	1.15	1.55	2.73	3.07
Pioneer High Yield VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	215	$11.54	$11.39	$2,458	4.95%	1.20%	1.60%	4.29%	3.87%
2006	155	10.96	11.06	1,949	5.11	1.20	1.60	6.50	6.93
2005	197	10.29	10.34	2,027	5.10	1.20	1.60	-0.81	-0.48

5. UNIT VALUES (Continued)
Pioneer Small Cap Value VCT Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	83	$12.73	$12.56	$1,051	0.56%	1.20%	1.60%	-8.34%	-8.71%
2006	51	13.75	13.88	964	—	1.20	1.60	12.28	12.73
2005	31	12.24	12.30	370	—	1.20	1.60	8.36	8.72
Premier VIT NFJ Dividend Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	134	$9.94	$9.91	$1,326	4.96%	1.25%	1.65%	-5.31%	-5.57%
Roszel/Allianz CCM Capital Appreciation Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,647	$14.72	$14.53	$131,264	0.32%	1.25%	1.65%	16.16%	15.70%
2006	9,737	12.55	14.79	141,408	0.21	1.25	1.65	4.67	5.09
2005	10,301	11.99	14.09	145,004	0.46	1.25	1.65	7.59	8.02
2004	11,715	12.99	13.05	152,812	—	1.35	1.59	11.01	11.22
2003	11,904	11.71	11.72	139,549	—	1.35	1.59	17.05	17.18
Roszel/Allianz NFJ Small Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,126	$15.00	$14.81	$80,113	2.01%	1.25%	1.65%	1.96%	1.55%
2006	5,373	14.58	19.69	101,435	1.36	1.25	1.65	19.78	20.25
2005	6,518	12.16	16.38	105,622	1.27	1.25	1.65	9.90	10.34
2004	5,826	14.76	14.85	86,369	—	1.35	1.59	20.89	21.12
2003	4,651	12.21	12.26	56,943	1.84	1.35	1.59	31.09	31.34
Roszel/Delaware Trend Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,544	$13.21	$13.04	$24,524	—%	1.25%	1.65%	8.50%	8.07%
2006	1,986	12.06	14.83	28,909	—	1.25	1.65	5.81	6.24
2005	2,506	11.39	13.96	34,856	—	1.25	1.65	2.98	3.39
2004	5,117	13.46	13.51	69,104	—	1.35	1.59	9.78	9.99
2003	4,833	12.26	12.28	59,332	—	1.35	1.59	22.59	22.73
Roszel/JPMorgan Multi-Cap Market Neutral Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	Division was not available
2006	1,441	10.14	10.16	16,230	—	1.25	1.65	1.41	1.61
Roszel/JPMorgan Small Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,769	$14.60	$14.42	$60,934	—%	1.25%	1.65%	10.36%	9.92%
2006	4,987	13.11	14.71	72,127	—	1.25	1.65	13.72	14.18
2005	5,962	11.52	12.89	76,764	—	1.25	1.65	4.62	5.04
2004	5,507	12.20	12.29	67,597	—	1.35	1.59	7.29	7.49
2003	5,937	11.38	11.42	67,761	—	1.35	1.59	34.90	35.16
Roszel/Lord Abbett Affiliated Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	3,658	$13.36	$13.19	$53,568	0.78%	1.25%	1.65%	2.29%	1.88%
2006	3,562	12.94	15.55	53,191	0.83	1.25	1.65	15.52	15.98
2005	2,651	11.20	13.41	35,232	0.70	1.25	1.65	1.45	1.85
2004	2,518	13.12	13.17	33,148	0.35	1.35	1.59	9.51	9.72
2003	2,680	11.98	12.00	32,124	—	1.35	1.59	19.82	19.95

5. UNIT VALUES (Continued)
Roszel/Lord Abbett Bond Debenture Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	899	$11.84	$11.69	$12,189	6.27%	1.25%	1.65%	4.08%	3.66%
2006	964	11.27	13.93	12,484	5.59	1.25	1.65	7.33	7.76
2005	901	10.49	12.96	11,334	5.42	1.25	1.65	0.51	0.91
2004	1,054	12.86	12.87	13,555	4.92	1.55	1.59	6.43	6.47
2003	1,282	12.08	12.09	15,487	5.73	1.55	1.59	15.17	15.22
Roszel/Lord Abbett Mid Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	7,291	$13.29	$13.12	$112,230	0.45%	1.25%	1.65%	-0.80%	-1.20%
2006	9,148	13.27	15.94	138,816	0.45	1.25	1.65	10.24	10.68
2005	10,571	12.03	14.41	151,574	0.38	1.25	1.65	6.41	6.84
2004	10,793	13.41	13.49	145,538	0.58	1.35	1.59	21.92	22.16
2003	11,431	11.00	11.04	126,091	0.31	1.35	1.59	22.78	23.01
Roszel/Marsico Large Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	5,489	$12.30	$12.21	$67,191	—%	1.25%	1.65%	20.75%	20.27%
2006	77	10.14	10.18	721	—	1.25	1.65	0.88	1.14
Roszel/Seligman Mid Cap Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	2,650	$14.53	$14.35	$44,794	—%	1.25%	1.65%	14.86%	14.40%
2006	3,192	12.53	14.79	46,482	—	1.25	1.65	3.85	4.27
2005	4,048	12.06	14.19	57,363	—	1.25	1.65	10.07	10.51
2004	3,618	12.77	12.85	46,463	—	1.35	1.59	6.86	7.06
2003	2,584	11.95	11.99	30,988	—	1.35	1.59	31.23	31.48
Seligman Smaller-Cap Value Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	585	$20.14	$24.75	$14,098	—%	1.55%	1.59%	2.49%	2.53%
2006	835	19.65	24.15	19,003	—	1.55	1.59	19.34	19.39
2005	1,136	16.46	20.24	22,448	0.52	1.55	1.59	-5.49	-5.45
2004	1,496	17.40	21.41	31,196	—	1.55	1.59	18.06	18.10
2003	1,806	14.74	18.14	31,949	—	1.55	1.59	47.58	47.64
Templeton Foreign Securities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	644	$16.91	$16.69	$10,809	1.96%	1.15%	1.55%	14.07%	13.62%
2006	471	14.68	14.81	7,450	1.29	1.15	1.55	19.52	20.00
2005	280	12.28	12.34	3,445	0.72	1.15	1.55	5.34	5.69
Templeton Growth Securities Fund

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	404	$14.55	$14.36	$5,800	1.28%	1.15%	1.55%	1.12%	0.71%
2006	313	14.25	14.38	4,628	0.80	1.15	1.55	19.88	20.36
2005	565	11.88	11.94	6,733	0.21	1.15	1.55	3.63	3.97

5. UNIT VALUES (Continued)
Van Kampen Comstock Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	4,471	$12.49	$12.33	$57,343	1.52%	1.25%	1.65%	-3.32%	-3.70%
2006	6,247	12.79	13.34	82,591	0.79	1.25	1.65	14.33	14.78
2005	7,088	11.19	11.63	81,768	0.55	1.25	1.65	2.62	3.03
2004	1,869	11.27	11.29	21,077	—	1.35	1.59	12.75	12.87
Van Kampen Strategic Growth Portfolio

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	1,114	$11.60	$5.67	$6,496	0.05%	1.55%	1.59%	15.15%	15.11%
2006	1,648	4.92	10.08	8,162	—	1.55	1.59	1.24	1.28
2005	2,156	4.86	9.95	10,843	0.28	1.55	1.59	6.23	6.28
2004	3,080	4.58	9.36	14,701	—	1.55	1.59	5.34	5.38
2003	3,898	4.35	8.88	17,546	—	1.55	1.59	25.34	25.39
Wanger International Small Cap

					Investment		Expense	Total
		Unit Value		Net Assets	Income		Ratio	Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	339	$11.28	$11.25	$3,819	—%	1.25%	1.65%	4.94%	4.66%
Wanger U.S. Smaller Companies

					Investment	Expense		Total
		Unit Value		Net Assets	Income	Ratio		Return
December 31,	Units (000’s)	Lowest	Highest	(000’s)	Ratio	Lowest	Highest	Lowest	Highest
2007	297	$13.91	$13.73	$4,087	—%	1.25%	1.65%	4.02%	3.60%
2006	1,746	13.25	13.36	24,807	0.13	1.25	1.65	6.06	6.48
2005	482	12.48	12.54	6,040	—	1.25	1.65	8.11	8.47

6. CHARGES AND FEES
The following table is a listing of all expenses charged to the separate account. Asset-based, rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

Retirement Plus
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.25% annually

Administration Charge	Daily - reduction of unit values	0.10% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $50,000.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly - redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter and a pro rata amount of this fee upon termination of the rider. For contracts issued before October 16, 2004, the GMIB charge is .40%.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Contingent deferred sales charge	Per incident - redemption of units	7% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
4% of premium withdrawn for year 3
3% of premium withdrawn for year 4
2% of premium withdrawn for year 5
1% of premium withdrawn for year 6
0% of premium withdrawn for year 7 or more

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

Retirement Power
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.59% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $25,000.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

Retirement Optimizer
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Mortality & Expense Risk Charge	Daily - reduction of unit values	1.55% annually

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$40 at the end of each contract year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than $25,000.

Estate Enhancer Benefit (EEB)	Annually - redemption of units	0.25% of the average contract value at the end of each of the prior four contract quarters and a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider.

Contingent deferred sales charge	Per incident - redemption of units	6% of premium withdrawn for year 0
6% of premium withdrawn for year 1
5% of premium withdrawn for year 2
0% of premium withdrawn for year 3 or more

Transfer Fee	Per incident - redemption of units	$25 for each transfer after the twelfth transfer in a contract year.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager.

6. CHARGES AND FEES (Continued)

Investor Choice Investor Series
Charge	When Charge Is Deducted	Amount Deducted

Asset-Based Insurance Charges:
Investor Choice Investor Series — B Class	Daily - reduction of unit values	1.25%, 1.15%, 1.20%, 1.40% annually depending on the sub account
Investor Choice Investor Series — C Class	Daily - reduction of unit values	1.60%, 1.50%, 1.55%, 1.75% annually depending on the sub account
Investor Choice Investor Series — L Class	Daily - reduction of unit values	1.45%, 1.35%, 1.40%, 1.60% annually depending on the sub account
Investor Choice Investor Series — XC Class	Daily - reduction of unit values	1.65%, 1.55%, 1.60%, 1.80% annually depending on the sub account

Contract Charges:
Contract Maintenance Charge	Annually - redemption of units	$50 at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals is less than
$50,000. Charge applies to all product classes.

Guaranteed Minimum Income Benefit (“GMIB”)	Quarterly - redemption of units	0.50% of the contract value at the end of each calendar quarter based on the GMIB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Withdrawal Benefit (“GMWB”)	Quarterly - redemption of units	0.75% of the contract value at the end of each calendar quarter based on the GMWB benefit base as of the last business day of each month within the calendar quarter. A pro rata amount of this fee upon termination of the rider. Charge applies to all product classes.

Guaranteed Minimum Death Benefit (“GMDB”) Options

- Return of Premium	Quarterly - redemption of units	0.15% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
- Maximum Anniversary Value (MAV)	Quarterly - redemption of units	0.25% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
- Roll-Up (currently not available)	Quarterly - redemption of units	0.50% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
- Greater of Maximum Anniversary Value and Roll-Up	Quarterly - redemption of units	0.55% of the GMDB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon termination of the rider. Charge applies to all product classes.
0.25% of the ADB base, calculated on each monthaversary. Charges are deducted each calendar quarter. Pro rate amounts are also deducted upon
Additional Death Benefit (“ADB”)	Quarterly - redemption of units	termination of the rider. Charge applies to all product classes.
Contingent Deferred Sales Charges	Per incident - redemption of units
based on percentage of premium
withdrawn.

B Class L Class C Class XC Class
0 years 7% 6% 2% 8%
1 year 6% 5% 0% 8%
2 years 5% 4% 0% 7%
3years 4% 3% 0% 7%
4 years 3% 0% 0% 6%
5 years 2% 0% 0% 6%
6 years 1% 0% 0% 5%
7 years 0% 0% 0% 4%
8years 0% 0% 0% 3%
9 years 0% 0% 0% 0%

$25 for each transfer after the twelfth transfer in a contract year.
Transfer Fee	Per incident - redemption of units	Charge applies to all product classes.

Redemption Fee	Per incident - redemption of units	Imposed by respective Fund manager. Charge applies to all product classes.

7. UNITS ISSUED AND REDEEMED
Units issued and redeemed during 2007 and 2006 were as follows:

					BlackRock Mid Cap		BlackRock	BlackRock	BlackRock
	BlackRock Equity	BlackRock Global	BlackRock International	BlackRock Short-Term	Value Opportunities	BlackRock Small	Balanced Capital	Basic Value	Total Return
(In thousands)	Dividend Portfolio	SmallCap Portfolio	Index Portfolio	Bond Portfolio	Portfolio	Cap Index Portfolio	V.I. Fund	V.I. Fund	V.I. Fund
Outstanding at January 1, 2006	38	95	82	525	31	50	3,100	23,043	25,322
Activity during 2006:
Issued	62	129	89	1,652	38	29	—	149	1,362
Redeemed	(8)	(12)	(58)	(1,995)	(7)	(10)	(567)	(5,406)	(6,995)

Outstanding at December 31, 2006	92	212	113	182	62	69	2,533	17,786	19,689
Activity during 2007:
Issued	94	56	52	149	12	12	—	3,452	3,192
Redeemed	(186)	(268)	(165)	(331)	(74)	(81)	(503)	(5,613)	(6,947)

Outstanding at December 31, 2007	—	—	—	—	—	—	2,030	15,625	15,934

		BlackRock			BlackRock		BlackRock S&P	BlackRock	BlackRock
	BlackRock Money	Fundamental Growth	BlackRock Global	BlackRock Global	Government Income	BlackRock High	500 Index V.I.	International	Large Cap Core
(In thousands)	Market V.I. Fund	V.I. Fund	Allocation V.I. Fund	Growth V.I. Fund	V.I. Fund	Income V.I. Fund	Fund	Value V.I. Fund	V.I. Fund
Outstanding at January 1, 2006	17,556	18,151	24,939	3,894	16,481	9,878	16,705	17,903	14,791
Activity during 2006:
Issued	17,062	584	1,439	570	5,883	84	1,750	676	916
Redeemed	(16,328)	(7,578)	(2,805)	(649)	(3,305)	(1,922)	(4,454)	(2,731)	(2,272)

Outstanding at December 31, 2006	18,290	11,157	23,573	3,815	19,059	8,040	14,001	15,848	13,435
Activity during 2007:
Issued	16,202	4,710	2,236	561	3,022	31	4,276	245	290
Redeemed	(17,402)	(2,919)	(3,314)	(621)	(9,506)	(2,097)	(6,427)	(4,151)	(2,414)

Outstanding at December 31, 2007	17,090	12,948	22,495	3,755	12,575	5,974	11,850	11,942	11,311

7. UNITS ISSUED AND REDEEMED (Continued)

	BlackRock Large		BlackRock Utilities &	BlackRock Value			AIM V.I.	AIM V.I. Mid
	Cap Growth V.I.	BlackRock Large	Telecommunications V.I.	Opportunities V.I.	AIM V.I. Basic	AIM V.I. Capital	International	Cap Core Equity	AIM V.I. Core
(In thousands)	Fund	Cap Value V.I.Fund	Fund	Fund	Value Fund	Appreciation Fund	Growth Fund	Fund	Equity Fund
Outstanding at January 1, 2006	16,112	9,743	1,460	9,190	42	6,446	3,431	85	—
Activity during 2006:
Issued	2,317	2,825	2	214	29	9	174	79	12,857
Redeemed	(2,226)	(3,338)	(224)	(1,877)	(21)	(1,270)	(1,753)	(7)	(2,379)

Outstanding at December 31, 2006	16,203	9,230	1,238	7,527	50	5,185	1,852	157	10,478
Activity during 2007:
Issued	637	376	—	53	22	—	204	73	386
Redeemed	(2,699)	(2,132)	(297)	(1,666)	(39)	(1,233)	(635)	(19)	(2,614)

Outstanding at December 31, 2007	14,141	7,474	941	5,914	33	3,952	1,421	211	8,250

								American
		AllianceBernstein	AllianceBernstein VPS	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	American
	AIM V.I. Premier	VPS Global	Growth and Income	VPS International	VPS Large Cap	VPS Small/Mid Cap	VPS Value	International	Century VP
(In thousands)	Equity Fund	Technology Portfolio	Portfolio	Value Portolio	Growth Portfolio	Value Portfolio	Portfolio	Fund	Ultra® Fund
Outstanding at January 1, 2006	9,913	566	4,686	—	17,389	946	26	5,604	1,778
Activity during 2006:
Issued	1,293	102	821	—	349	1,586	24	468	405
Redeemed	(11,206)	(167)	(3,592)	—	(4,218)	(722)	(3)	(969)	(1,007)

Outstanding at December 31, 2006	—	501	1,915	—	13,520	1,810	47	5,103	1,176
Activity during 2007:
Issued	—	356	615	209	4,635	646	216	1,517	2,680
Redeemed	—	(256)	(497)	(8)	(7,537)	(1,725)	(36)	(903)	(2,182)

Outstanding at December 31, 2007	—	601	2,033	201	10,618	731	227	5,717	1,674

7. UNITS ISSUED AND REDEEMED (Continued)

									Eaton Vance
	American Funds							Dreyfus VIF	VT Floating-
	Asset Allocation	American Funds	American Funds Growth	American Funds	American Funds	Cohen & Steers VIF	Davis Value	Appreciation	Rate Income
(In thousands)	Fund	Bond Fund	Fund	Growth-Income Fund	International Fund	Realty Fund, Inc.	Portfolio	Portfolio	Fund
Outstanding at January 1, 2006	510	1,113	2,627	718	1,187	548	18,725	1,421	769
Activity during 2006:
Issued	296	3,058	3,987	714	2,435	553	7,549	2,280	1,887
Redeemed	(42)	(76)	(595)	(50)	(291)	(123)	(5,456)	(1,805)	(554)

Outstanding at December 31, 2006	764	4,095	6,019	1,382	3,331	978	20,818	1,896	2,102
Activity during 2007:
Issued	668	3,505	3,216	978	2,391	614	—	1,954	1,309
Redeemed	(136)	(1,582)	(3,700)	(255)	(298)	(674)	(7,540)	(1,262)	(3,196)

Outstanding at December 31, 2007	1,296	6,018	5,535	2,105	5,424	918	13,278	2,588	215

								Oppenheimer
	Eaton Vance VT				Janus Aspen Mid			Capital	Oppenheimer
	Large-Cap Value	Federated Capital	Federated Kaufmann Fund	Janus Aspen Forty	Cap Growth	MFS® Emerging	OpCap Renaissance	Appreciation	Main Street
(In thousands)	Fund	Appreciation Fund II	II	Portfolio	Portfolio	Growth Series	Portfolio	Fund/VA	Fund®/VA
Outstanding at January 1, 2006	—	155	1,164	—	—	9,385	612	73	37
Activity during 2006:
Issued	—	48	496	—	—	611	17	47	14
Redeemed	—	(66)	(321)	—	—	(2,944)	(231)	(8)	(3)

Outstanding at December 31, 2006	—	137	1,339	—	—	7,052	398	112	48
Activity during 2007:
Issued	1,981	4,658	2,133	7,331	1,245	—	3	70	39
Redeemed	(18)	(157)	(1,011)	(1,589)	(10)	(1,873)	(124)	(34)	(8)

Outstanding at December 31, 2007	1,963	4,638	2,461	5,742	1,235	5,179	277	148	79

7. UNITS ISSUED AND REDEEMED (Continued)

		PIMCO VIT
	Oppenheimer Main	Commodity				Pioneer Emerging		Pioneer High	Pioneer Small
	Street Small Cap	RealReturn Strategy	PIMCO VIT Low	PIMCO VIT Real	PIMCO VIT Total	Markets VCT	Pioneer Fund VCT	Yield VCT	Cap Value VCT
(In thousands)	Fund®/VA	Portfolio	Duration Portfolio	Return Portfolio	Return Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Outstanding at January 1, 2006	248	770	—	227	32,271	—	885	197	31
Activity during 2006:
Issued	750	898	—	184	7,227	88	3,111	96	23
Redeemed	(906)	(140)	—	(42)	(9,209)	—	(705)	(138)	(3)

Outstanding at December 31, 2006	92	1,528	—	369	30,289	88	3,291	155	51
Activity during 2007:
Issued	124	1,228	461	2,991	13,152	222	1,442	116	60
Redeemed	(20)	(495)	(250)	(147)	(9,258)	(47)	(4,665)	(56)	(28)

Outstanding at December 31, 2007	196	2,261	211	3,213	34,183	263	68	215	83

								Roszel/Lord	Roszel/Lord
	Premier VIT NFJ	Roszel/Allianz CCM	Roszel/Allianz NFJ		Roszel/JPMorgan	Roszel/JPMorgan		Abbett Bond	Abbett Mid
	Dividend Value	Capital Appreciation	Small Cap Value	Roszel/Delaware	Multi-Cap Market	Small Cap Growth	Roszel/Lord Abbett	Debenture	Cap Value
(In thousands)	Portfolio	Portfolio	Portfolio	Trend Portfolio	Neutral Portfolio	Portfolio	Affiliated Portfolio	Portfolio	Portfolio
Outstanding at January 1, 2006	—	10,301	6,518	2,506	—	5,962	2,651	901	10,571
Activity during 2006:
Issued	—	1,353	588	138	1,466	270	1,427	235	879
Redeemed	—	(1,917)	(1,733)	(658)	(25)	(1,245)	(516)	(172)	(2,302)

Outstanding at December 31, 2006	—	9,737	5,373	1,986	1,441	4,987	3,562	964	9,148
Activity during 2007:
Issued	153	—	252	85	737	45	2,053	217	1,425
Redeemed	(19)	(2,090)	(1,499)	(527)	(2,178)	(1,263)	(1,957)	(282)	(3,282)

Outstanding at December 31, 2007	134	7,647	4,126	1,544	—	3,769	3,658	899	7,291

7. UNITS ISSUED AND REDEEMED (Continued)

	Roszel/Marsico	Roszel/Seligman					Van Kampen	Wanger	Wanger U.S.
	Large Cap Growth	Mid Cap Growth	Seligman Smaller-Cap	Templeton Foreign	Templeton Growth	Van Kampen	Strategic Growth	International	Smaller
(In thousands)	Portfolio	Portfolio	Value Portfolio	Securities Fund	Securities Fund	Comstock Portfolio	Portfolio	Small Cap	Companies
Outstanding at January 1, 2006	—	4,048	1,136	280	565	7,088	2,156	—	482
Activity during 2006:
Issued	78	170	34	238	336	4,441	97	—	1,324
Redeemed	(1)	(1,026)	(335)	(47)	(588)	(5,282)	(605)	—	(60)

Outstanding at December 31, 2006	77	3,192	835	471	313	6,247	1,648	—	1,746
Activity during 2007:
Issued	5,799	206	6	241	114	3,015	—	385	1,108
Redeemed	(387)	(748)	(256)	(68)	(23)	(4,791)	(534)	(46)	(2,557)

Outstanding at December 31, 2007	5,489	2,650	585	644	404	4,471	1,114	339	297

[Ernst & Young LLP]
Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheet of Merrill Lynch Life Insurance Company (the Company) as of December 31, 2007, and the related statements of earnings, comprehensive income, stockholder’s equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financials statements based on our audit.
We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2007, and the results of its operations and its cash flows for the year then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 14, 2008

[Deloitte & Touche LLP]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the “Company”) as of December 31, 2006, and the related statements of earnings, comprehensive income, stockholder’s equity, and cash flows for each of the two years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006, and the results of its operations and it cash flows for each of the two years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.
/s/ Deloitte & Touche LLP
New York, New York
March 2, 2007

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Balance Sheets

	Successor	Predecessor
	December 31,	December 31,
(dollars in thousands)	2007	2006
ASSETS

Investments
Fixed maturity available-for-sale securities, at estimated fair value	$1,411,730	$1,570,383
Equity available-for-sale securities, at estimated fair value	37,182	72,728
Limited partnerships	18,785	11,417
Policy loans on insurance contracts	948,625	968,874

	2,416,322	2,623,402

Cash and Cash Equivalents	158,633	230,586

Accrued Investment Income	39,626	47,548

Deferred Policy Acquisition Costs	—	285,648

Deferred Sales Inducements	—	20,606

Value of Business Acquired	574,950	—

Other Intangibles	74,930	—

Goodwill	156,880	—

Federal Income Taxes — Current	6,641	—

Federal Income Taxes — Deferred	2,031	—

Reinsurance Receivables	5,440	10,522

Receivables from Securities Sold	—	23,921

Other Assets	40,741	49,241

Separate Accounts Assets	11,232,996	11,330,397

Total Assets	$14,709,190	$14,621,871

See Notes to Financial Statements.	(Continued)

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Balance Sheets

	Successor	Predecessor
	December 31,	December 31,
(dollars in thousands, except common stock par value and shares)	2007	2006
LIABILITIES
Policyholder Liabilities and Accruals
Policyholder account balances	$1,900,837	$2,047,973
Future policy benefits	396,760	408,681
Claims and claims settlement expenses	42,405	42,426

	2,340,002	2,499,080

Other Policyholder Funds	4,703	6,973

Federal Income Taxes — Current	—	16,295

Federal Income Taxes — Deferred	—	2,846

Payables for Securities Purchased	1,399	40,319

Affiliated Payables — Net	—	9,982

Unearned Policy Charge Revenue	—	35,545

Other Liabilities	10,954	11,398

Separate Accounts Liabilities	11,232,996	11,330,397

Total Liabilities	13,590,054	13,952,835

STOCKHOLDER’S EQUITY
Common stock ($10 par value; authorized: 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,116,636	397,324
Accumulated other comprehensive loss, net of taxes	—	(10,233)
Retained earnings	—	279,445

Total Stockholder’s Equity	1,119,136	669,036

Total Liabilities and Stockholder’s Equity	$14,709,190	$14,621,871

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Earnings

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Net Revenues
Policy charge revenue	$267,586	$264,669	$304,848
Net investment income	136,416	142,617	147,730
Net realized investment gains	2,055	1,236	2,622

Total Net Revenues	406,057	408,522	455,200

Benefits and Expenses
Interest credited to policyholder liabilities	93,978	101,837	106,444
Policy benefits (net of reinsurance recoveries: 2007 - $15,311; 2006 - $14,536; 2005 - $17,706)	42,286	39,158	47,270
Reinsurance premium ceded	28,292	26,919	26,322
Amortization of deferred policy acquisition costs	22,064	42,337	126,281
Insurance expenses and taxes	59,846	59,248	59,396

Total Benefits and Expenses	246,466	269,499	365,713

Earnings Before Federal Income Taxes	159,591	139,023	89,487

Federal Income Tax Expense (Benefit)
Current	37,982	40,293	32,083
Deferred	11,090	3,993	(9,960)

Total Federal Income Tax Expense	49,072	44,286	22,123

Net Earnings	$110,519	$94,737	$67,364

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Comprehensive Income

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Net Earnings	$110,519	$94,737	$67,364

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities:
Net unrealized holding gains (losses) arising during the period	4,072	1,403	(48,849)
Reclassification adjustment for (gains) losses included in net earnings	56	(524)	(2,851)

	4,128	879	(51,700)

Adjustments for policyholder liabilities	(4,795)	1,377	11,704
Adjustments for deferred federal income taxes	233	(790)	13,999

	(4,562)	587	25,703

Total other comprehensive income (loss), net of taxes	(434)	1,466	(25,997)

Comprehensive Income	$110,085	$96,203	$41,367

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Stockholder’s Equity

			Accumulated
		Additonal	other		Total
	Common	paid-in	comprehensive	Retained	stockholder’s
(dollars in thousands)	stock	capital	income (loss)	earnings	equity
Balance, January 1, 2005 (Predecessor)	$2,500	397,324	14,298	297,344	711,466

Net earnings				67,364	67,364

Other comprehensive loss, net of taxes			(25,997)		(25,997)

Balance, December 31, 2005 (Predecessor)	2,500	397,324	(11,699)	364,708	752,833

Net earnings				94,737	94,737

Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(180,000)	(180,000)

Other comprehensive income, net of taxes			1,466		1,466

Balance, December 31, 2006 (Predecessor)	2,500	397,324	(10,233)	279,445	669,036

Net earnings				110,519	110,519

Cash dividend paid to Merrill Lynch Insurance Group, Inc.				(193,731)	(193,731)

Other comprehensive loss, net of taxes			(434)		(434)

Balance, at date of acquisition (Predecesor)	2,500	397,324	(10,667)	196,233	585,390

Effect of pushdown accounting of AEGON USA, Inc.’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired (see Note 3)		719,312	10,667	(196,233)	533,746

Balance, December 31, 2007 (Successor)	$2,500	$1,116,636	$—	$—	$1,119,136

See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Cash Flows

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Cash Flows From Operating Activities:
Net earnings	$110,519	$94,737	$67,364
Noncash items included in earnings:
Amortization of deferred policy acquisition costs	22,064	42,337	126,281
Capitalization of policy acquisition costs	(31,206)	(31,796)	(29,954)
Amortization of deferred sales inducements	2,294	944	352
Capitalization of sales inducements	(14,294)	(13,252)	(8,650)
Accretion (amortization) of unearned policy charge revenue	1,941	(10,357)	(68,309)
Capitalization of unearned policy charge revenue	291	298	1,692
Amortization of investments	3,008	7,350	9,476
Limited partnership asset distributions	(610)	—	—
Interest credited to policyholder liabilities	93,978	101,837	106,444
Change in guaranteed benefit liabilities	(4,034)	(2,218)	1,797
Deferred federal income tax expense (benefit)	11,090	3,993	(9,960)
(Increase) decrease in operating assets:
Trading account securities	—	28,148	642
Accrued investment income	7,922	4,918	5,180
All other assets — net	2,603	(11,675)	(2,459)
Increase (decrease) in operating liabilities:
Claims and claims settlement expenses	(21)	11,279	(3,998)
Other policyholder funds	(2,270)	5,025	(5,276)
All other liabilities — net	(26,874)	10,907	(4,170)
Other operating activities:
Net realized investment gains	(2,055)	(1,236)	(2,622)

Net cash and cash equivalents provided by operating activities	174,346	241,239	183,830

Cash Flows From Investing Activities:
Proceeds from (payments for):
Sales of available-for-sale securities	262,046	390,637	369,222
Maturities of available-for-sale securities	295,271	160,863	191,749
Purchases of available-for-sale securities	(376,215)	(236,551)	(503,621)
Sales of limited partnerships	860	1,028	3,466
Purchases of limited partnerships	—	(250)	(2,349)
Policy loans on insurance contracts – net	20,249	23,269	37,893

Net cash and cash equivalents provided by investing activities	202,211	338,996	96,360

See Notes to Financial Statements.	(Continued)

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Statements of Cash Flows

	Predecessor	Predecessor	Predecessor
	For the Years Ended December 31,
(dollars in thousands)	2007	2006	2005
Cash Flows From Financing Activities:
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	$(193,731)	$(180,000)	$—
Policyholder deposits (excludes internal policy replacement deposits)	632,846	685,069	623,148
Policyholder withdrawals (including transfers from separate accounts	(887,625)	(911,037)	(911,222)

Net cash and cash equivalents used in financing activities	(448,510)	(405,968)	(288,074)

Net increase (decrease) in cash and cash equivalents	(71,953)	174,267	(7,884)

Cash and cash equivalents, beginning of year	230,586	56,319	64,203

Cash and cash equivalents, end of year	$158,633	$230,586	$56,319

Supplementary Disclosure of Cash Flow Information:
Cash paid for:
Federal income taxes	$60,918	$41,570	$38,127
Interest	501	494	332
See Notes to Financial Statements.

Merrill Lynch Life Insurance Company
(a wholly owned subsidiary of AEGON USA, Inc.)
Notes to Financial Statements
(Dollars in Thousands)
Note 1. Acquisition of Merrill Lynch Insurance Company by AEGON USA, Inc.
On December 28, 2007 (the “Acquisition Date”), Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AEGON USA, Inc. (“AUSA”) for $1.12 billion and $0.13 billion, respectively for a total price for both entities of $1.25 billion. AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over 10 countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”). See Note 3 for additional information on the purchase price and goodwill related to this transaction.
Note 2. Summary of Significant Accounting Policies
Description of Business
The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S”), a wholly owned broker-dealer subsidiary of ML&Co.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting practices (“SAP”). The significant accounting policies and related judgments underlying the Company’s Financial Statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with Statement of Financial Accounting Standard (“SFAS”) No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangibles, the acquisition is being accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the Acquisition Date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the Acquisition Date becomes available.
In addition, as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the Acquisition Date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, Balance Sheet amounts at December 31, 2007 are representative of the successor basis of accounting while Statements of Earnings, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial Statements included herein for periods prior and subsequent to the Acquisition Date are labeled “Predecessor” and “Successor”, respectively. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company has utilized December 31, 2007 as the Acquisition Date herein.
Certain amounts in the predecessor financial statements have been reclassified to conform to the presentation of the successor and the current year presentation.
Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, goodwill, value of business acquired, other intangible assets, insurance and investment contract liabilities, income taxes and potential effects of resolved litigated matters.
Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned. The Company does not currently manufacture variable life insurance contracts.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.
Investments

The Company’s investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, rating agency announcements, or news wire services) and the Company’s ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the FIFO basis. Investment transactions are recorded on the trade date.
Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor’s (or similar rating agency) rating lower than BBB-.
For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.
Investments in limited partnerships are carried at cost. In accordance with push-down accounting, the original cost basis has been adjusted to reflect the estimated fair value. The Company has investments in three limited partnerships that are not publicly traded. Based on the review of the underlying investments of the partnerships, management has estimated the fair value of two of the partnerships as equal to its underlying equity share and the third partnership equal to zero. Prior to December 28, 2007, management had estimated the fair value of two of the partnerships as equal to cost and the third partnership equal to zero.
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. The estimated fair value of cash and cash equivalents approximates the carrying value.
Deferred Policy Acquisition Costs (“DAC”)

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.
During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs.
As of December 31, 2007, the DAC balance was zero as a result of push-down accounting at the Acquisition Date.
Deferred Sales Inducements (“DSI”)

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.
As of December 31, 2007, the DSI balance was zero as a result of push-down accounting at the Acquisition Date.
Value of Business Acquired (“VOBA”)

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, separate account performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for VOBA.
Other Intangibles

Other intangible assets that were acquired at the Acquisition Date are a distribution agreement, a tradename and a non-compete agreement. The tradename and the non-compete are required to be amortized on a straight-line basis over their useful life of five years. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years. The entire asset amount has been allocated to annuities. The carrying values of the intangibles will be reviewed periodically for indicators of impairment in value including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) the profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for the other intangibles.
Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Under SFAS No. 142, “Goodwill and Other Intangible Assets”, goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. When considered impaired, the carrying amounts are written down to fair value based primarily on discounted cash flows. Since there were no events or circumstances to indicate that there may be any significant change in the fair value of net assets acquired on December 28, 2007, management did not perform an impairment test for the acquired goodwill.
Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.
Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

Interest-sensitive life products	4.00% - 4.85%
Interest-sensitive deferred annuities	1.60% - 6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.
Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	Successor	Predecessor
Interest rates used for liabilities	2.55% - 5.50%	3.00% - 11.00%
Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Earnings.
As of December 31, 2007, the UPCR balance was zero as a result of push-down accounting at the Acquisition Date.
Federal Income Taxes

The results of operations of the Company through December 28, 2007 were included in the consolidated Federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 3 and 7.
The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Recent Accounting Pronouncements

In December 2007, Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 141 (revised 2007), “Business Combinations” (“SFAS 141(R)”). This statement replaces SFAS No. 141, “Business Combinations” (“SFAS 141”) and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its Financial Statements.
In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements” (“SFAS 160”). This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its Financial Statements.
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity’s first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of SFAS No. 157, Fair Value Measurements. Prior to the acquisition by AUSA, the Company early adopted SFAS No. 159 as of the first quarter 2007, but did not elect the fair value option for any of its existing assets or liabilities and therefore, the adoption did not have an impact on the Company’s Financial Statements. However, AUSA has not elected early adoption, and therefore as a result of the acquisition by AUSA and the resulting new basis of accounting, the Company will adopt SFAS No. 159 on January 1, 2008 and it is not expected to have a material impact on the Company’s Financial Statements.
On January 1, 2007, the Company adopted Statement of Position (“SOP”) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company’s practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company’s Financial Statements.
In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted, provided the entity has not yet issued financial statements for the fiscal year, including any interim periods. The provisions of SFAS No. 157 are to be applied prospectively. Prior to the acquisition by AUSA, the Company had early adopted SFAS No. 157 as of the first quarter 2007, which did not have a material impact on the Company’s Financial Statements. However, AUSA has not elected early adoption, and therefore as a result of the acquisition by AUSA and the resulting new basis of accounting, the Company will adopt SFAS No. 157 on January 1, 2008 and it is not expected to have a material impact on the Company’s Financial Statements.
In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company’s Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company adopted FIN 48 in the first quarter of 2007. The adoption of FIN 48 did not have an impact on the Company’s Financial Statements. As a result of the Company’s election for federal income tax purposes of Internal Revenue Code Section 338, the predecessor is responsible for any FIN 48 obligation that existed prior to the Acquisition Date.
Note 3. Purchase Price Allocation and Goodwill — Preliminary
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities is based on their relative fair value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company has utilized December 31, 2007 as the Acquisition Date.

In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure. These services may be provided for a period of up to two years.
The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the Acquisition Date. The Company anticipates further refinement of the estimated fair values during the year as additional information relative to the fair values as of the Acquisition Date become available. Based upon AUSA’s method of attributing the purchase price to the entities acquired, refinements to the estimated fair values may result in changes to the purchase price of each of the entities. In no case will the adjustments extend beyond one year from the Acquisition Date.
In connection with the purchase of the Company discussed in Note 1, ML&Co. has agreed to make an additional payment to AUSA for the cost, if any, of making an election to determine policy acquisition costs to be capitalized for tax purposes without regard to the Company’s general expenses for its tax year ended December 31, 2008. If such a payment is made, it is not expected to have a material impact on any of the push-down accounting adjustments.
The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values at December 28, 2007, and the resulting goodwill, are presented below.

	Successor
Total Purchase Price		$1,249,974
Purchase price allocated to MLNY		130,838

Purchase price allocated to the Company		1,119,136

Net Assets acquired prior to purchase accounting adjustments	$585,390

Adjustments to reflect assets acquired at fair value:
Fixed maturity available-for-sale securities	(2,020)
Equity available-for-sale securities	(236)
Limited partnerships	8,601
Elimination of historical DAC	(294,790)
Elimination of historical DSI	(32,606)
VOBA	574,950
Value of distribution agreements acquired	53,280
Value of non-compete intangible acquired	12,420
Value of tradename intangible acquired	9,230
Reinsurance receivables	(3,828)
Other assets	(510)

Adjustments to reflect liabilities assumed at fair value:
Policyholder account balances	601
Future policy benefits	(1,584)
Federal income taxes — deferred	15,734
Elimination of historical UPCR	37,777
Other liabilities	(153)

Net Fair Value of Assets Acquired and Liabilities Assumed		962,256

Goodwill Resulting from the Acquisition		$156,880

The entire amount of goodwill is expected to be deductible for income tax purposes.
Other Intangible Assets

VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
The value of the distribution agreement reflects the estimated fair value of the Company’s distribution agreement acquired at the Acquisition Date. The value of the distribution agreement is based on actuarially determined projections of future sales during the term of the agreement. The distribution intangible will be amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which is 30 years.
The value of the tradename and the non-compete agreement reflects the estimated fair value of the tradename and the non-compete agreement at the Acquisition Date and will be amortized over the five year contractual agreement on a straight-line basis.
If actual experience under the distribution agreement, the tradename and the non-compete agreements differ from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.
For purposes of calculating the VOBA and other intangible assets relating to the Acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the tradename and the non-compete agreement intangible assets.
The fair values of VOBA and the distribution agreement, tradename, and the non-compete intangibles acquired at the Acquisition Date are as follows:

Successor
VOBA	$574,950
Value of distribution agreement acquired	53,280
Value of non-compete intangible acquired	12,420
Value of tradename intangible acquired	9,230

Total value of amortizable intangible assets acquired, excluding goodwill	$649,880

The estimated future amortization of VOBA and the distribution agreement, tradename, and the non-compete intangibles from 2008 to 2012 are as follows:

Successor
2008	$50,304
2009	$47,908
2010	$47,712
2011	$45,764
2012	$42,742
Note 4. Estimated Fair Value of Financial Instruments
Estimated Fair Value
As a result of the acquisition, all assets and liabilities acquired have been valued based on management’s best estimate of their fair value as of the Acquisition Date. See Note 2 for additional information regarding the determination of fair value.
Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31, 2006 were:

Predecessor
2006
Assets:
Fixed maturity securities	$1,570,383
Equity securities	72,728
Limited partnerships	11,417
Policy loans on insurance contracts	968,874
Cash and cash equivalents	230,586
Separate accounts assets	11,330,397

Total assets	$14,184,385

Liabilities:
Policyholder account balances (1)	$2,047,973
Separate accounts liabilities	11,330,397

Total liabilities	$13,378,370

(1)	The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31 were:

Successor
2007
Estimated
Fair
Value (1)
Fixed maturity securities:
Corporate debt securities	$1,080,552
Mortgage-backed securities and other asset backed securities	208,582
U.S. Government and agencies	102,097
Foreign governments	18,790
Municipals	1,709

Total fixed maturity securities	$1,411,730

Equity securities:
Preferred stocks	$37,182

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
	Cost/	Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturity securities:
Corporate debt securities	$1,424,640	$7,509	$22,568	$1,409,581
Mortgage-backed securities and other asset backed securities	91,956	226	376	91,806
U.S. Government and agencies	44,363	200	419	44,144
Foreign governments	21,281	321	648	20,954
Municipals	3,956	38	96	3,898

Total fixed maturity securities	$1,586,196	$8,294	$24,107	$1,570,383

Equity securities:
Preferred stocks	$70,021	$2,869	$162	$72,728

In accordance with push-down accounting implemented at December 28, 2007, there were no unrealized losses incurred at December 31, 2007. Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

	Predecessor
	2006
	Less than 12 months		More than 12 Months		Total
	Estimated		Estimated		Estimated
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Fixed maturity securities:
Corporate debt securities	$116,759	$1,074	$961,147	21,494	$1,077,906	$22,568
Foreign governments	62	—	17,844	648	17,906	648
U.S. Government and agencies	15,057	143	21,862	276	36,919	419
Mortgage-backed securities and other asset backed securities	5,555	15	14,886	361	20,441	376
Municipals	2,104	96	—	—	2,104	96

Equity securities:
Preferred stocks	17,408	134	483	28	17,891	162

Total temporarily impaired securities	$156,945	$1,462	$1,016,222	$22,807	$1,173,167	$24,269

Unrealized losses incurred during 2006 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company had the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities during 2007 and 2006. During 2005, the Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937.
The amortized cost and estimated fair value of fixed maturity securities at December 31 by expected maturity were:

Successor
2007
Estimated
Fair
Value (1)
Fixed maturity securities:
Due in one year or less	$342,031
Due after one year through five years	538,779
Due after five years through ten years	215,646
Due after ten years	106,692

1,203,148

Mortgage-backed securities and other asset backed securities	208,582

Total fixed maturity securities	$1,411,730

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
		Estimated
	Amortized	Fair
	Cost	Value
Fixed maturity securities:
Due in one year or less	$288,695	$286,606
Due after one year through five years	827,644	813,813
Due after five years through ten years	284,352	283,360
Due after ten years	93,549	94,798

	1,494,240	1,478,577

Mortgage-backed securities and other asset backed securities	91,956	91,806

Total fixed maturity securities	$1,586,196	$1,570,383

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

Successor
2007
Estimated
Fair
Value (1)
AAA	$348,432
AA	222,623
A	468,078
BBB	360,156
Below investment grade	12,441

Total fixed maturity securities	$1,411,730

Investment grade	99%
Below investment grade	1%

(1)	In accordance with push-down accounting, cost /amortized cost were equal to estimated fair value at December 31, 2007.

	Predecessor
	2006
		Estimated
	Amortized	Fair
	Cost	Value
AAA	$260,478	$258,082
AA	307,490	303,167
A	533,715	527,398
BBB	467,182	464,259
Below investment grade	17,331	17,477
Total fixed maturity securities	$1,586,196	$1,570,383
Investment grade	99%	99%
Below investment grade	1%	1%
At December 31, 2007 and 2006, the carrying value of fixed maturity securities rated BBB- were $61,063 and $58,695, respectively, which is the lowest investment grade rating given by Standard and Poor’s.
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31, 2006 were as follows:

Predecessor
2006
Assets:
Fixed maturity securities	$(15,813)
Equity securities	2,707

(13,106)

Liabilities:
Policyholder account balances	2,636
Federal income taxes — deferred	(5,509)

(2,873)

Stockholder equity:
Accumulated other comprehensive loss, net of taxes	$(10,233)

As of December 31, 2007, accumulated other comprehensive loss, net of taxes was zero as a result of push-down accounting at the Acquisition Date.
Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Proceeds	$262,046	$390,637	$369,222
Gross realized investment gains	4,119	4,533	7,026
Gross realized investment losses	2,064	4,009	4,175
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $152,277, $201,738 and $191,302 for the years ended December 31, 2007, 2006 and 2005, respectively.
During 2007, 2006 and 2005 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.
The Company had investment securities with a carrying value of $23,136 and $22,355 that were deposited with insurance regulatory authorities at December 31, 2007 and 2006, respectively.
Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income (loss) by source for the years ended December 31 was as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Fixed maturity securities	$72,597	$84,176	$91,754
Policy loans on insurance contracts	49,497	50,755	51,346
Cash and cash equivalents	9,976	6,030	2,673
Equity securities	3,593	4,739	4,313
Limited partnerships	3,223	15	483
Other	113	(149)	38

Gross investment income	138,999	145,566	150,607
Less investment expenses	(2,583)	(2,949)	(2,877)

Net investment income	$136,416	$142,617	$147,730

Net realized investment gains (losses) for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Fixed maturity securities	$1,727	$447	$2,854
Equity securities	328	77	(3)
Limited partnerships	—	—	(311)
Trading account securities	—	712	82

Net realized investment gains	$2,055	$1,236	$2,622

The Company maintained a trading portfolio comprised of convertible debt and equity securities that was liquidated in the first quarter 2006. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 at December 31, 2005.
Note 5. DAC, DSI and UPCR
DAC
The components of amortization of DAC for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Normal amortization — variable life and annuity insurance products	$48,575	$58,994	$44,415
Unlocking — variable life insurance products	(16,795)	1,055	55,492
Unlocking — variable annuity insurance products	(9,716)	(17,712)	26,374

Total amortization of DAC	$22,064	$42,337	$126,281

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable life insurance products which were favorable as compared to expectations. In addition, the Company updated its DAC model to reflect actual market returns for its variable annuity products, which were favorable as compared to expectations, consistent with the application of the reversion to the mean approach. However, this amount was partially offset by unfavorable unlocking resulting from revised lapse assumptions relating to certain variable annuity products.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking, consistent with the application of the reversion to the mean approach.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.
DSI
During 2005, the Company introduced a variable annuity product in which certain contracts contain sales inducements. The components of amortization of DSI for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Amortization	$(2,355)	$(1,884)	$(352)
Unlocking	61	940	—

Total amortization of DSI	$(2,294)	$(944)	$(352)

UPCR
The components of accretion (amortization) of UPCR for the years ended December 31 were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Normal accretion — variable life insurance products	$2,874	$8,825	$400
Unlocking — variable life insurance products	(4,815)	1,532	67,909

Total accretion (amortization) of UPCR	$(1,941)	$10,357	$68,309

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking. The decrease in normal UPCR accretion during 2007 is attributable to higher mortality as compared to 2006.
During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.
During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.
As previously discussed in Note 2, as of December 31, 2007, the DAC, DSI and UPCR balances were zero as a result of push-down accounting at the Acquisition Date.
Note 6. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in the first quarter 2006.
The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	Successor				Predecessor
	2007				2006
	GMDB	GMIB		GMWB	GMDB	GMIB		GMWB
Net amount at risk (1)	$612,749	$14,149		$1,866	$693,011	$1,906		$91

Average attained age of contract owners	68	60		71	68	59		71

Weighted average period remaining until expected annuitization	n/a	6.8	yrs	n/a	n/a	7.6	yrs	n/a

(1)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the balance sheet date.

Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the balance sheet date.

Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the balance sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance at January 1, 2006 (Predecessor)	$106,209	$2,245

Guaranteed benefits incurred	28,405	(2,547)
Guaranteed benefits paid	(22,622)	—
Unlocking	(11,691)	1,007

Balance at December 31, 2006 (Predecessor)	100,301	705

Guaranteed benefits incurred	24,699	478
Guaranteed benefits paid	(16,902)	—
Unlocking	(22,390)	393
Push-down accounting adjustment (see Note 3)	(11,067)	(1,576)

Balance at December 31, 2007 (Successor)	$74,641	$—

During 2007 and 2006, the Company updated its market return assumptions resulting in favorable unlocking for GMDB liabilities.

The Company also records liabilities, which can be either positive or negative, for contracts containing GMWB provisions and for the reinsurance of GMIB provisions (“GMIB reinsurance”) for variable annuities based on the fair value of the underlying benefit. These liabilities are recorded as a component of future policy benefits in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (“FAS 133”), the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The GMIB reinsurance liability is considered a fair value item and is also valued in accordance with FAS 133. In general, the GMIB reinsurance liability represents the present value of future reinsurance deposits net of reinsurance recoverables less a provision for required profit.
The variable annuity GMWB and GMIB reinsurance liabilities for the years ended December 31 were as follows:

		GMIB
	GMWB	Reinsurance
Balance at December 31, 2006 (Predecessor)	$—	$5,077

Changes in fair value	13,865	(4,333)

Balance at December 31, 2007 (Successor)	$13,865	$744

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Successor
	2007
				Money
	Equity	Bond	Balanced	Market	Other	Total
GMDB only	$3,404,287	984,755	717,798	215,326	8,142	$5,330,308
GMDB and GMIB	1,624,427	383,453	403,003	44,436	21,175	2,476,494
GMDB and GMWB	327,786	72,025	90,578	8,759	8,866	508,014
GMWB only	129,217	28,392	37,188	989	3,552	199,338
GMIB only	99,073	14,326	24,623	2,055	3,146	143,223
No guaranteed benefit	25,430	6,151	9,754	1,479	937	43,751

Total	$5,610,220	1,489,102	1,282,944	273,044	45,818	$8,701,128

	Predecessor
	2006
				Money
	Equity	Bond	Balanced	Market	Other	Total
GMDB only	$3,911,104	1,151,001	710,581	220,210	5,767	$5,998,663
GMDB and GMIB	1,564,167	392,969	302,442	55,578	17,947	2,333,103
GMDB and GMWB	120,914	28,925	32,371	3,527	4,759	190,496
GMWB only	58,397	15,615	17,273	1,916	2,292	95,493
GMIB only	64,012	11,195	13,824	848	2,679	92,558
No guaranteed benefit	15,838	4,464	5,429	2,010	687	28,428

Total	$5,734,432	1,604,169	1,081,920	284,089	34,131	$8,738,741

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company’s estimate of the likelihood of future GMDB claims.
The variable life GMDB liabilities for the years ended December 31 were as follows:

GMDB
Balance at January 1, 2006 (Predecessor)	$2,132

Guaranteed benefits incurred	154
Guaranteed benefits paid	—

Balance at December 31, 2006 (Predecessor)	2,286

Guaranteed benefits incurred	155
Guaranteed benefits paid	—
Push-down accounting adjustment (see Note 3)	(2,441)

Balance at December 31, 2007 (Successor)	$—

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	Successor	Predecessor
	2007	2006
Balanced	$999,501	$1,013,969
Equity	966,850	983,622
Bond	313,625	342,893
Money Market	251,892	251,172

Total	$2,531,868	$2,591,656

Note 7. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate versus the reported provision for income taxes for the years ended December 31:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Provisions for income taxes computed at Federal statutory rate	$55,857	$48,658	$31,320
Decrease in income taxes resulting from:
Dividend received deduction	(4,783)	(3,657)	(8,615)
Foreign tax credit	(2,002)	(715)	(582)

Federal income tax provision	$49,072	$44,286	$22,123

Effective tax rate	31%	32%	25%
The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
DAC	$5,141	$(288)	$(29,060)
Deferred sales inducements	4,200	4,308	2,904
Policyholder account balances	3,149	(6,168)	(9,361)
Liability for guaranty fund assessments	100	275	93
Other	97	(387)	(3,497)
Investment adjustment	19	557	5,645
UPCR	(781)	3,521	23,316
Reinsurance adjustments	(835)	2,175	0

Deferred Federal income tax provision (benefit)	$11,090	$3,993	$(9,960)

Deferred tax assets and liabilities at December 31 were as follows:

	Successor	Predecessor
	2007	2006 (1)
Deferred tax assets:
DAC	$137,200	$—
Tax VOBA	10,358	—
Liability for guaranty fund assessments	2,031	2,102
Policyholder account balances	56,549	64,914
UPCR	—	12,440
Net unrealized investment loss on investment securities	—	5,510

Total deferred tax assets	206,138	84,966

Deferred tax liabilities:
Book VOBA	204,107	—
DAC	—	77,469
DSI	—	7,212
Reinsurance adjustments	—	2,175
Investment adjustments	—	791
Other	—	165

Total deferred tax liabilities	204,107	87,812

Net deferred tax asset (liability)	$2,031	$(2,846)

(1)	At December 28, 2007, all deferred tax assets and liabilities associated with the predecessor were adjusted to zero due to the Section 338 tax election made by AUSA. The Section 338 election caused the predecessor to treat the acquisition as a sale of its assets for Federal tax purposes which reversed all of the predecessor’s temporary differences.
The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. The Company has analyzed all material tax positions under the provisions of FASB Interpretation No. 48, and has determined that there are no tax benefits that should not be recognized as of December 31, 2006 or as of December 31, 2007. There are no unrecognized tax benefits that would affect the effective tax rate. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company has recognized no such interest and penalties in its financial statements for the years ended December 31, 2007 and 2006.

The Company files a return in the U.S. Federal tax jurisdiction, and various state tax jurisdictions. As a result of the Company’s election for Federal income tax purposes of Internal Revenue Code Section 338, the predecessor is responsible for any FIN 48 obligations that existed prior to the Acquisition Date.
The Company will file a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The Company has no valuation allowance related to its deferred tax assets as of December 31, 2007, and no change in valuation allowance since December 31, 2006. Management believes it is more likely than not that the Company or the affiliated consolidated group will generate sufficient taxable income in the appropriate carryforward periods to realize the benefit of its deferred tax assets.
Note 8. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2007, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $602 that can be drawn upon for delinquent reinsurance recoverables.
At December 31, 2007 the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$9,381,082	$2,449,837	$954	$6,932,199	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold through the ML&Co. distribution system from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2007, 52% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.
Note 9. Related Party Transactions
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and MLIG were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017, $29,692 and $33,127 for 2007, 2006 and 2005, respectively. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $501, $494 and $332 for 2007, 2006 and 2005, respectively. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of MLPF&S, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916, $57,298 and $54,058 for

2007, 2006 and 2005, respectively. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 2. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
Effective September 30, 2006, ML&Co. transferred the Merrill Lynch Investment Managers, L.P. (“MLIM”) investment management business to BlackRock, Inc. (“BlackRock”) in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 were $1,681.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements are included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560, $2,492 and $2,528 during 2007, 2006 and 2005, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 was $16,588.
Subsequent to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During the three day period from December 29, 2007 to December 31, 2007, no expenses were incurred under this agreement.
While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Note 10. Stockholder’s Equity and Statutory Regulations
During 2007, the Company paid cash dividends of $193,731 to its former parent, MLIG, of which $41,560 were ordinary dividends. During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend.
Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. In addition, purchase accounting adjustments such as VOBA, goodwill, and other intangibles are not recognized on a statutory basis.
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners (“NAIC”) statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2007 and 2006 were $366,011 and $418,100, respectively. At December 31, 2007 and 2006, approximately $36,351 and $41,560, respectively, of stockholder’s equity was available for dividend distribution that does not require approval by the Arkansas Insurance Department.
The Company’s statutory net income for 2007, 2006, and 2005 was $108,791, $193,731 and $117,262, respectively.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2007 and 2006, based on the RBC formula, the Company’s total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.
Note 11. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2007 and 2006, the Company’s estimated liability for future guaranty fund assessments was $5,720 and $6,005, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 12. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuities and Life Insurance. The Company’s Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company’s Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The “Other” category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities. Subsequent to the Acquisition Date, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments – Annuities, Life Insurance and Other, while the successor information is shown under the new basis, two segments – Annuities and Life Insurance.
The following tables summarize each business segment’s contribution to consolidated earnings for the years ended December 31.

	Predecessor
	2007
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$184,910	$82,676	$—	$267,586
Net interest spread (1)	14,121	13,991	14,326	42,438
Net realized investment gains	1,264	684	107	2,055

Net Revenues	200,295	97,351	14,433	312,079

Policy benefits	15,291	26,995	—	42,286
Reinsurance premiums ceded	6,127	22,165	—	28,292
Amortization of DAC	24,829	(2,765)	—	22,064
Insurance expenses and taxes	51,424	8,422	—	59,846

Net Benefits and Expenses	97,671	54,817	—	152,488

Earnings Before federal income taxes	102,624	42,534	14,433	159,591

Federal income tax expense	30,380	13,640	5,052	49,072

Net Earnings	$72,244	$28,894	$9,381	$110,519

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

	Predecessor
	2006
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$169,395	$95,274	$—	$264,669
Net interest spread (1)	16,208	14,759	9,813	40,780
Net realized investment gains (losses)	1,065	(633)	804	1,236

Net Revenues	186,668	109,400	10,617	306,685

Policy benefits	21,129	18,029	—	39,158
Reinsurance premiums ceded	5,988	20,931	—	26,919
Amortization of DAC	22,185	20,152	—	42,337
Insurance expenses and taxes	49,710	9,538	—	59,248

Net Benefits and Expenses	99,012	68,650	—	167,662

Earnings before federal income taxes	87,656	40,750	10,617	139,023

Federal income tax expense	27,639	12,931	3,716	44,286

Net Earnings	$60,017	$27,819	$6,901	$94,737

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

	Predecessor
	2005
		Life
	Annuities	Insurance	Other	Total
Policy charge revenue	$152,818	$152,030	$—	$304,848
Net interest spread (1)	18,542	15,025	7,719	41,286
Net realized investment gains (losses)	3,371	(521)	(228)	2,622

Net Revenues	174,731	166,534	7,491	348,756

Policy benefits	26,463	20,807	—	47,270
Reinsurance premiums ceded	5,680	20,642	—	26,322
Amortization of DAC	58,263	68,018	—	126,281
Insurance expenses and taxes	50,669	8,727	—	59,396

Net Benefits and Expenses	141,075	118,194	—	259,269

Earnings before federal income taxes	33,656	48,340	7,491	89,487

Federal income tax expense	5,363	14,138	2,622	22,123

Net Earnings	$28,293	$34,202	$4,869	$67,364

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating results.
The following tables represent select balance sheet information for the years ended December 31.

	Successor
	2007
		Life
	Annuities	Insurance	Total
Total assets	$10,120,795	$4,588,395	$14,709,190
Total policyholder liabilities and accruals	716,959	1,623,043	2,340,002

	Predecessor
	2006
		Life
	Annuities	Insurance	Other	Total
Total assets	$9,873,167	$4,479,664	$269,040	$14,621,871
Total policyholder liabilities and accruals	810,770	1,688,310	—	2,499,080
The following table summarizes the Company’s net revenues by contract type for the years ended December 31:

	Predecessor	Predecessor	Predecessor
	2007	2006	2005
Annuities:
Variable annuities	$190,879	$176,988	$161,370
Interest-sensitive annuities	9,416	9,680	13,361

Total Annuities	200,295	186,668	174,731

Life Insurance:
Variable life	87,949	101,434	157,312
Interest-sensitive whole life	9,402	7,966	9,222

Total Life Insurance	97,351	109,400	166,534

Other	14,433	10,617	7,491

Net Revenues (1)	$312,079	$306,685	$348,756

(1)	Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.
******

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
(1)
Financial Statements of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2007; and for the two years ended December 31, 2007; and the Notes relating thereto appear in the Statement of Additional Information.

	(2)		Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2007; and the Notes relating thereto appear in the Statement of Additional Information.
(b)	Exhibits
(1)
Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

	(2)		Not Applicable.
	(3)	(a)	Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc.
(b)
Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(c)
Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(d)
Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

	(4)	(a)
Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(b)
Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Account Value). (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(c)
Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

		(d)	Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
		(e)	Account Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
		(f)	Account Value Fixed Non-Forfeiture Interest Rate Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(g)	Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
(h)
Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(i)
Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(j)
Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(k)
Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(l)	Additional Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
(m)	Bonus Endorsement and Schedule Pages. (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed January 31, 2005.)
(n)	Spousal Beneficiary Continuation Endorsement (Incorporated by reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
(o)
Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed December 2, 2005.)

(p)
Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(q)
Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(r)
Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(s)
Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)

(t)
Guaranteed Minimum Death Benefit Rider. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(u)
Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(v)
Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(w)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(x)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(y)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life with Income Enhancement Benefit). (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(z)
Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

(aa)
Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4 Registration No. 333-118362 Filed February 22, 2008)

	(bb)	Guaranteed Minimum Withdrawal Benefit riders
(5)	(a)
Form of Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by reference to Registrant’s Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)

(b)
Form of revised Application for the Flexible Premium Individual Deferred Variable Annuity. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed December 2, 2005.)

(6)	(a)
Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(b)
Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(7)		Not Applicable.
(8)	(a)	Amended General Agency Agreement. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)
(b)
Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(c)
Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(d)
Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(e)
Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to Registrant’s Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(f)
Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)

(g)
Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(h)
Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(i)
Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on Form S-6 (File No. 33-55472).)

(j)
Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(k)
Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(l)
Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 11 to Form N-4, Registration No. 33-43773 Filed April 23, 1997.)

(m)
Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(n)
Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)

(o)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(p)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(q)
Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. (Incorporated by Reference to Registrant’s Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)

(r)
Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(s)
Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(t)
Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31, 2000.)

(u)
Form of Participation Agreement Between American Century Variable Portfolios, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 19 to Form N-4, Registration No. 33-43773 Filed April 30, 2001.)

(v)
Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90243 Filed April 23, 2004.)

(w)
Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90243 Filed April 23, 2004.)

(x)
Form of Participation Agreement Between American Funds Insurance Series, Capital Research and Management Company, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(y)
Form of Participation Agreement Between Cohen & Steers VIF Realty Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(z)
Form of Participation Agreement Between Dreyfus Variable Investment Fund, The Dreyfus Corporation, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(aa)
Form of Participation Agreement Between Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(bb)
Form of Participation Agreement Between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Merrill Lynch Life Insurance Company, and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(cc)
Form of Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(dd)
Form of Participation Agreement Between Wanger Advisors Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(ee)
Form of Participation Agreement Between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25, 2005.)

(ff)
Form of Amendment to Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 21, 2006.)

(gg)
Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(hh)
Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(ii)
Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 17 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(jj)
Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(kk)
Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(ll)
Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(mm)
Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(nn)
Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company.(Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(oo)
Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(pp)
Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(qq)
Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account C’s Post-Effective Amendment No. 6 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed April 17, 2007.)

(rr)
Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account D’s Post-Effective Amendment No. 17 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed April 18, 2007.)

(ss)
Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(tt)
Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(uu)
Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed April 17, 2007.)

(vv)
Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(ww)
Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-73544 Filed April 17, 2007.)

(xx)
Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global Investors Distributors LLC, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-73544 Filed April 17, 2007.)

(yy)
Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-73544 Filed April 17, 2007.)

(zz)
Form of Amendment to Participation Agreement by and among Columbia Management Distributors, Inc., Wanger Advisors Trust, and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(aaa)
Form of Participation Agreement by and among Janus Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

(bbb)
Form of Amendment to Participation Agreement by and among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 7 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed April 24, 2007.)

	(ccc)	Shareholder Service Agreement by and among American Funds Distributors and Merrill Lynch Life Insurance Company.
	(ddd)	Service Agreement by and between Davis Distributors, LLC and Merrill Lynch Life Insurance Company.
	(eee)	Assignment of Letter Agreement by and between Janus Capital Management LLC and Merrill Lynch Life Insurance Company.
	(fff)	Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Merrill Lynch Life Insurance Company.
	(ggg)	Services Agreement between Pacific Investment Management Company and Merrill Lynch Life Insurance Company.
	(hhh)	Services Agreement between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company.
(iii)
Amendment No. 2 to the Participation Agreement by and among Pioneer Variable Contracts Trust, Merrill Lynch Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc.

(jjj)
Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company, File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863, filed March 27, 2008.)

(kkk)
Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed August 17, 2007.)

(lll)
First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. (Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K, File No. 33-26322, filed January 4, 2008.)

(9)		Opinion of Darin D. Smith, Esq. as to the legality of the securities being registered.
(10)	(a)	Written Consent of Sutherland Asbill & Brennan LLP.
	(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
	(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm.

(11)	Not Applicable.
(12)	Not Applicable.
(13)
Powers of Attorney. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4. Registration No. 333-118362 Filed February 22, 2008)

Item 25. Directors and Officers of the Depositor (Merrill Lynch Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Lon J. Olejniczak 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President
Robert R Frederick 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Treasurer and Chief Financial Officer
Brian C. Scott 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President — Operations
Ronald L. Ziegler 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Senior Vice President
Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller
Frank A. Camp 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Secretary
Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Vice President and Assistant Secretary

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant.

Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of AEGON USA, Inc.

A list of subsidiaries of AEGON USA, Inc. appears below.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54)%	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S. Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S. Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

ALH Properties Seventeen LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC.	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC.	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC.	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC.	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner — First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Bay Area Community Investments I, LLC.	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC.	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC.	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC.	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC.	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC.	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC.	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC.	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC.	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC.	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC.	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC.	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC.	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC.	Delaware	100% Monumental Life Insurance Company	Securities

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet Community Investments III, LLC.	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC.	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC.	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc. — a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund II, LLC.	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund III, LLC.	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund IV, LLC.	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund V, LLC.	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VI, LLC.	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund VII, LLC.	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund VIII, LLC.	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99)%	Investments
Garnet LIHTC Fund IX, LLC.	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund X, LLC.	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XI, LLC.	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30)%	Investments
Garnet LIHTC Fund XII-A, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-B, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XII-C, LLC.	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII, LLC.	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89)%	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Garnet LIHTC Fund XIII-A, LLC.	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIII-B, LLC.	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99)%	Investments
Garnet LIHTC Fund XIV, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC.	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC.	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC.	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC.	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote — AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC.	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC.	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC.	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Peoples Benefit Services, Inc.	Pennsylvania	100%-Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC.	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC.	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC.	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC.	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 3 LLC.	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC.	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Real Estate Alternatives Portfolio 4 MR, LLC.	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC.	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC.	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transamerica Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC.	Delaware	100% FGH USA LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC.	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC.	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor
Transamerica Aviation LLC.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC.	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance — Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC.	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC.	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC.	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC.	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC.	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC.	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC.	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC.	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC.	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The number of Contracts in force as of April 2, 2008 was 6323.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Merrill Lynch Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 – Indemnification Of Directors, Officers, Employees And Incorporators

Section 1.  Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2.  Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3.  Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4.  Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. These accounts are separate accounts of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Linda S. Gilmer	(1)	Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c) Compensation to Principal Underwriter:

	Net
	Underwriting
Name of Principal	Discounts and		Compensation	Brokerage
Underwriter	Commissions(2)		on Redemption	Commissions	Compensation

Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)	$14,095,31	(3)	$0	$0	$0
Transamerica Capital, Inc.	$0		$0	$0	$0

(1)	Effective May 1, 2008, Transamerica Capital, Inc. replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated as principal underwriter for the policies.

(2)	Fiscal Year 2007

(3)	Commissions are paid by Merrill Lynch Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Merrill Lynch Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499-0001; or by the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

Item 31.  Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the City of Cedar Rapids, and State of Iowa, on this 22 day of April, 2008.

Merrill Lynch Life Variable Annuity
Separate Account A
(Registrant)

Merrill Lynch Life Insurance Company
(Depositor)

By: * Lon J. Olejniczak President and Director

As required by the Securities Act of 1933, this Post Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2008.

Signatures	Title

* Lon J. Olejniczak	Director and President

* Robert R. Frederick	Director and Senior Vice President

* John T. Mallett	Director, Treasurer and Chief Financial Officer

* Brian C. Scott	Director and Senior Vice President — Operations

* Ronald L. Ziegler	Director and Senior Vice President

* Eric J. Martin	Vice President and Corporate Controller

/s/ Darin D. Smith Darin D. Smith	Vice President and Assistant Secretary

* By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney.

EXHIBIT LIST

Exhibit	Description

(3)(a)	Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc.

(4)(bb)	Guaranteed Minimum Withdrawal Benefit riders

(8)(ccc)	Shareholder Service Agreement by and among American Funds Distributors and Merrill Lynch Life Insurance Company.

(8)(ddd)	Service Agreement by and between Davis Distributors, LLC and Merrill Lynch Life Insurance Company.

(8)(eee)	Assignment of Letter Agreement by and between Janus Capital Management LLC and Merrill Lynch Life Insurance Company.

(8)(fff)	Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Merrill Lynch Life Insurance Company.

(8)(ggg)	Services Agreement between Pacific Investment Management Company and Merrill Lynch Life Insurance Company.

(8)(hhh)	Services Agreement between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company.

(8)(iii)	Amendment No. 2 to the Participation Agreement by and among Pioneer Variable Contracts Trust, Merrill Lynch Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc.

(9)	Opinion of Darin D. Smith, Esq. as to the legality of the securities being registered.

(10)(a)	Written Consent of Sutherland Asbill & Brennan LLP.

(10)(b)	Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.

(10)(c)	Written Consent of Ernst & Young LLP, independent registered public accounting firm.